UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

 Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09221

Community Capital Trust

(Exact name of Registrant as specified in charter)

________

261 North University Drive

Suite 520

Plantation, FL 33324

(Address of principal executive offices) (Zip code)

David L. Williams, Esquire

Faegre Drinker Biddle & Reath LLP

320 South Canal Street, Suite 3300

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2025

Date of reporting period: May 31, 2025

Item 1. Report to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Community Capital Trust

CCM Community Impact Bond Fund

CRA Shares - CRAIX

Annual Shareholder Report: May 31, 2025

This annual shareholder report contains important information about CRA Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, CRA Shares	$89	0.87%

How did the Fund perform in the last year?

During the fiscal year ended May 31, 2025, the CRA Share Class of the Fund returned 5.13%. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index (TR) (USD) (the "Primary Benchmark") returned 5.46%. The Fund’s secondary benchmark, the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) returned 6.31% (the "Secondary Benchmark," and together with the Primary Benchmark, the "Benchmarks").

Real gross domestic product growth in the U.S. during the Fund’s fiscal year ended May 31, 2025, was above the Federal Open Market Committee’s long run expectations. Inflation levels in the U.S. were above the Federal Reserve’s 2% target during the fiscal year.

Compared to the prior year, interest rates at the long end of the curve were higher while interest rates at the front end and middle part of the curve were lower. The decrease in U.S. Treasury rates positively impacted the return of the Fund’s Primary Benchmark. Additionally, returns generated by coupon payments and paydowns on securitized bonds added to the Primary Benchmark’s positive price return.

The portfolio management team employs an active management strategy, meaning that the team makes specific investment decisions in seeking to provide a high level of current income consistent with the preservation of capital through investments that Community Capital Management, LLC believes will have a positive impact. As of May 31, 2025, the Fund had an overall duration of 4.44 years, which was shorter than that of its Primary Benchmark and in-line with its Secondary Benchmark. The Fund’s yield-to-worst was 5.11 percent, which was higher than both its Benchmarks.

During the fiscal year ended May 31, 2025, the CRA Share Class underperformed the Fund’s Primary Benchmark. The Fund’s key rate duration positioning relative to its Primary Benchmark was a significant source of outperformance. This benefit was more than offset by the Fund’s underweight allocation to corporate bonds, an allocation to a subsector of Agency CMBS that underperformed during the year and fees. The CRA Share Class underperformed relative to its Secondary Benchmark, due to the previously mentioned factors related to sector allocation and fees and because of the Fund’s key rate duration positioning relative to its Secondary Benchmark.

How did the Fund perform during the last 10 years?

Total Return Based on $500,000 Investment

	CCM Community Impact Bond Fund, CRA Shares - $540413	Bloomberg U.S. Aggregate Bond Index (TR) (USD)* - $579783	Bloomberg Intermediate U.S. Aggregate Bond Index (USD) - $586368
May/15	$500000	$500000	$500000
May/16	$511114	$514974	$512091
May/17	$513379	$523104	$518887
May/18	$509515	$521144	$516029
May/19	$532350	$554499	$545411
May/20	$560621	$606708	$584570
May/21	$560574	$604252	$587003
May/22	$520752	$554570	$547757
May/23	$508220	$542687	$540788
May/24	$514048	$549772	$551579
May/25	$540413	$579783	$586368

The line graph represents historical performance of a hypothetical investment of $500,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-877-272-1977 or visit https://funddocs.filepoint.com/ccmcib/ for current month-end performance.

* The CIB Fund has designated the Bloomberg U.S. Aggregate Bond Index (TR) (USD) as the broad-based securities index in accordance with the revised SEC definition for such an index (https://www.sec.gov/investment/tailored-shareholder-reports-faqs). This is for regulatory-reporting purposes only; the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) remains the existing benchmark for performance, etc.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
CCM Community Impact Bond Fund, CRA Shares	5.13%	-0.73%	0.78%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)*	5.46%	-0.90%	1.49%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	6.31%	0.06%	1.61%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,691,194,333	2,483	$10,815,514	28%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Non-Agency CMBS	0.4%
Short-Term Investments	1.2%
Asset-Backed Securities	3.3%
U.S. Treasury Obligations	9.8%
Corporate Bonds	12.4%
Municipal Bonds	13.0%
U.S. Government & Agency Obligations	59.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	04/30/30	2.2%
Comcast Corp.	4.650%	02/15/33	2.2%
U.S. Treasury Notes	4.625%	02/15/35	1.6%
U.S. Treasury Notes	4.125%	11/15/27	1.4%
Bank of America Corp., SOFRRATE + 1.990%	6.204%	11/10/28	1.3%
Prologis	1.250%	10/15/30	1.2%
American Express	4.050%	05/03/29	1.2%
Prologis	4.625%	01/15/33	1.1%
Citibank, SOFRRATE + 0.712%	4.876%	11/19/27	0.6%
FNMA	5.000%	11/01/52	0.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-272-1977

  https://funddocs.filepoint.com/ccmcib/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-272-1977 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Community Capital Trust

CCM Community Impact Bond Fund / CRA Shares - CRAIX

Annual Shareholder Report: May 31, 2025

CRAIX-AR-2025

Community Capital Trust

CCM Community Impact Bond Fund

Institutional Shares - CRANX

Annual Shareholder Report: May 31, 2025

This annual shareholder report contains important information about Institutional Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, Institutional Shares	$43	0.42%

How did the Fund perform in the last year?

During the fiscal year ended May 31, 2025, the Institutional Share Class of the Fund returned 5.61%. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index (TR) (USD) (the "Primary Benchmark") returned 5.46%. The Fund’s secondary benchmark, the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) returned 6.31% (the "Secondary Benchmark," and together with the Primary Benchmark, the "Benchmarks").

Real gross domestic product growth in the U.S. during the Fund’s fiscal year ended May 31, 2025, was above the Federal Open Market Committee’s long run expectations. Inflation levels in the U.S. were above the Federal Reserve’s 2% target during the fiscal year.

Compared to the prior year, interest rates at the long end of the curve were higher while interest rates at the front end and middle part of the curve were lower. The decrease in U.S. Treasury rates positively impacted the return of the Fund’s Primary Benchmark. Additionally, returns generated by coupon payments and paydowns on securitized bonds added to the Primary Benchmark’s positive price return.

The portfolio management team employs an active management strategy, meaning that the team makes specific investment decisions in seeking to provide a high level of current income consistent with the preservation of capital through investments that Community Capital Management, LLC believes will have a positive impact. As of May 31, 2025, the Fund had an overall duration of 4.44 years, which was shorter than that of its Primary Benchmark and in-line with its Secondary Benchmark. The Fund’s yield-to-worst was 5.11 percent, which was higher than both its Benchmarks.

During the fiscal year ended May 31, 2025, the Institutional Share Class outperformed the Fund’s Primary Benchmark. The outperformance was largely driven by Fund’s key rate duration positioning relative to its Primary Benchmark. This benefit was partially offset by the Fund’s underweight allocation to corporate bonds, an allocation to a subsector of Agency CMBS that underperformed during the year and fees. The Institutional Share Class underperformed relative to its Secondary Benchmark, due to the previously mentioned factors related to sector allocation and because of the Fund’s key rate duration positioning relative to its Secondary Benchmark.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	CCM Community Impact Bond Fund, Institutional Shares - $113075	Bloomberg U.S. Aggregate Bond Index (TR) (USD)* - $115957	Bloomberg Intermediate U.S. Aggregate Bond Index (USD) - $117274
May/15	$100000	$100000	$100000
May/16	$102686	$102995	$102418
May/17	$103605	$104621	$103777
May/18	$103192	$104229	$103206
May/19	$108414	$110900	$109082
May/20	$114692	$121342	$116914
May/21	$115203	$120850	$117401
May/22	$107497	$110914	$109551
May/23	$105381	$108537	$108158
May/24	$107074	$109954	$110316
May/25	$113075	$115957	$117274

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-877-272-1977 or visit https://funddocs.filepoint.com/ccmcib/ for current month-end performance.

* The CIB Fund has designated the Bloomberg U.S. Aggregate Bond Index (TR) (USD) as the broad-based securities index in accordance with the revised SEC definition for such an index (https://www.sec.gov/investment/tailored-shareholder-reports-faqs). This is for regulatory-reporting purposes only; the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) remains the existing benchmark for performance, etc.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
CCM Community Impact Bond Fund, Institutional Shares	5.61%	-0.28%	1.24%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)*	5.46%	-0.90%	1.49%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	6.31%	0.06%	1.61%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,691,194,333	2,483	$10,815,514	28%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Non-Agency CMBS	0.4%
Short-Term Investments	1.2%
Asset-Backed Securities	3.3%
U.S. Treasury Obligations	9.8%
Corporate Bonds	12.4%
Municipal Bonds	13.0%
U.S. Government & Agency Obligations	59.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	04/30/30	2.2%
Comcast Corp.	4.650%	02/15/33	2.2%
U.S. Treasury Notes	4.625%	02/15/35	1.6%
U.S. Treasury Notes	4.125%	11/15/27	1.4%
Bank of America Corp., SOFRRATE + 1.990%	6.204%	11/10/28	1.3%
Prologis	1.250%	10/15/30	1.2%
American Express	4.050%	05/03/29	1.2%
Prologis	4.625%	01/15/33	1.1%
Citibank, SOFRRATE + 0.712%	4.876%	11/19/27	0.6%
FNMA	5.000%	11/01/52	0.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-272-1977

  https://funddocs.filepoint.com/ccmcib/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-272-1977 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Community Capital Trust

CCM Community Impact Bond Fund / Institutional Shares - CRANX

Annual Shareholder Report: May 31, 2025

CRANX-AR-2025

Community Capital Trust

CCM Community Impact Bond Fund

Retail Shares - CRATX

Annual Shareholder Report: May 31, 2025

This annual shareholder report contains important information about Retail Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, Retail Shares	$79	0.77%

How did the Fund perform in the last year?

During the fiscal year ended May 31, 2025, the Retail Share Class of the Fund returned 5.24%. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index (TR) (USD) returned 5.46% (the "Primary Benchmark"). The Fund’s secondary benchmark, the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) returned 6.31% (the "Secondary Benchmark," and together with the Primary Benchmark, the "Benchmarks").

Real gross domestic product growth in the U.S. during the Fund’s fiscal year ended May 31, 2025, was above the Federal Open Market Committee’s long run expectations. Inflation levels in the U.S. were above the Federal Reserve’s 2% target during the fiscal year.

Compared to the prior year, interest rates at the long end of the curve were higher while interest rates at the front end and middle part of the curve were lower. The decrease in U.S. Treasury rates positively impacted the return of the Fund’s Primary Benchmark. Additionally, returns generated by coupon payments and paydowns on securitized bonds added to the Primary Benchmark’s positive price return.

The portfolio management team employs an active management strategy, meaning that the team makes specific investment decisions in seeking to provide a high level of current income consistent with the preservation of capital through investments that Community Capital Management, LLC believes will have a positive impact. As of May 31, 2025, the Fund had an overall duration of 4.44 years, which was shorter than that of its Primary Benchmark and in-line with its Secondary Benchmark. The Fund’s yield-to-worst was 5.11 percent, which was higher than both its Benchmarks.

During the fiscal year ended May 31, 2025, the Retail Share Class underperformed the Fund’s Primary Benchmark. The Fund’s key rate duration positioning relative to its benchmark was a significant source of outperformance. This benefit was more than offset by the Fund’s underweight allocation to corporate bonds, an allocation to a subsector of Agency CMBS that underperformed during the year and fees. The Retail Share Class underperformed relative to its Secondary Benchmark, due to the previously mentioned factors related to sector allocation and fees and because of the Fund’s key rate duration positioning relative to its Secondary Benchmark.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	CCM Community Impact Bond Fund, Retail Shares - $10929	Bloomberg U.S. Aggregate Bond Index (TR) (USD)* - $11596	Bloomberg Intermediate U.S. Aggregate Bond Index (USD) - $11727
May/15	$10000	$10000	$10000
May/16	$10234	$10299	$10242
May/17	$10299	$10462	$10378
May/18	$10222	$10423	$10321
May/19	$10691	$11090	$10908
May/20	$11282	$12134	$11691
May/21	$11282	$12085	$11740
May/22	$10500	$11091	$10955
May/23	$10246	$10854	$10816
May/24	$10386	$10995	$11032
May/25	$10929	$11596	$11727

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-877-272-1977 or visit https://funddocs.filepoint.com/ccmcib/ for current month-end performance.

* The CIB Fund has designated the Bloomberg U.S. Aggregate Bond Index (TR) (USD) as the broad-based securities index in accordance with the revised SEC definition for such an index (https://www.sec.gov/investment/tailored-shareholder-reports-faqs). This is for regulatory-reporting purposes only; the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) remains the existing benchmark for performance, etc.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
CCM Community Impact Bond Fund, Retail Shares	5.24%	-0.63%	0.89%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)*	5.46%	-0.90%	1.49%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	6.31%	0.06%	1.61%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,691,194,333	2,483	$10,815,514	28%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Non-Agency CMBS	0.4%
Short-Term Investments	1.2%
Asset-Backed Securities	3.3%
U.S. Treasury Obligations	9.8%
Corporate Bonds	12.4%
Municipal Bonds	13.0%
U.S. Government & Agency Obligations	59.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	04/30/30	2.2%
Comcast Corp.	4.650%	02/15/33	2.2%
U.S. Treasury Notes	4.625%	02/15/35	1.6%
U.S. Treasury Notes	4.125%	11/15/27	1.4%
Bank of America Corp., SOFRRATE + 1.990%	6.204%	11/10/28	1.3%
Prologis	1.250%	10/15/30	1.2%
American Express	4.050%	05/03/29	1.2%
Prologis	4.625%	01/15/33	1.1%
Citibank, SOFRRATE + 0.712%	4.876%	11/19/27	0.6%
FNMA	5.000%	11/01/52	0.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-272-1977

  https://funddocs.filepoint.com/ccmcib/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-272-1977 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Community Capital Trust

CCM Community Impact Bond Fund / Retail Shares - CRATX

Annual Shareholder Report: May 31, 2025

CRATX-AR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The Registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that Irvin Henderson, a member of the Registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Henderson is "independent" as that term is defined in paragraph (a)(2) of this Item's instructions.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $88,900 and $87,703 for fiscal years ended May 31, 2025 and May 31, 2024, respectively.

(b)	Audit-Related Fees. The aggregate fees billed for each of the last two fiscal years for assurance and related services by the Registrant's principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 and $0 for the fiscal years ended May 31, 2025 and May 31, 2024, respectively.

(c)	Tax Fees. The aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and planning were $7,000 and $7,560 for the fiscal years ended May 31, 2025 and May 31, 2024, respectively.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the Registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 for the fiscal years ended May 31, 2025 and May 31, 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee chairman approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the Registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended May 31, 2025 and May 31, 2024 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the Registrant's principal accountant for the Registrant's adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Annual Financials and Other Information

COMMUNITY CAPITAL TRUST

May 31, 2025

CCM COMMUNITY IMPACT BOND FUND (THE “FUND”)

1

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	2
Statement of Assets and Liabilities	60
Statement of Operations	61
Statements of Changes in Net Assets	62
Financial Highlights	64
Notes to Financial Statements	67
Report of Independent Registered Public Accounting Firm	82
Notice to Shareholders	84
Other Information (Form N-CSR Items 8-11)	85

2	The CCM Community Impact Bond Fund

Schedule of Investments May 31, 2025

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 59.68%
FGLMC Single Family - 1.10%
Pool Q16506, 3.00%, 02/01/2043	$11,475	$10,277
Pool Q40627, 3.00%, 05/01/2046	1,524,988	1,335,990
Pool Q41877, 3.00%, 07/01/2046	893,241	782,562
Pool Q43158, 3.00%, 09/01/2046	493,206	432,081
Pool Q44344, 3.00%, 11/01/2046	173,174	151,716
Pool Q44395, 3.00%, 11/01/2046	1,247,994	1,093,359
Pool Q45623, 3.00%, 01/01/2047	2,213,333	1,946,045
Pool Q07121, 3.50%, 04/01/2042	18,735	17,353
Pool Q07398, 3.50%, 04/01/2042	36,261	33,587
Pool Q37430, 3.50%, 11/01/2045	68,465	62,552
Pool Q38376, 3.50%, 01/01/2046	510,682	466,239
Pool Q39359, 3.50%, 03/01/2046	816,025	740,029
Pool Q40641, 3.50%, 05/01/2046	262,363	238,749
Pool Q45628, 3.50%, 01/01/2047	1,871,515	1,697,221
Pool Q47221, 3.50%, 03/01/2047	324,775	293,616
Pool Q48279, 3.50%, 05/01/2047	555,499	503,605
Pool Q49035, 3.50%, 06/01/2047	380,976	345,396
Pool Q49605, 3.50%, 07/01/2047	43,337	39,521
Pool Q50514, 3.50%, 08/01/2047	27,874	25,383
Pool Q50393, 3.50%, 09/01/2047	1,083,395	980,475
Pool Q50943, 3.50%, 09/01/2047	217,834	197,134
Pool Q51685, 3.50%, 10/01/2047	625,149	567,538
Pool V83539, 3.50%, 10/01/2047	612,825	556,599
Pool Q52610, 3.50%, 11/01/2047	1,013,541	921,673
Pool V83815, 3.50%, 12/01/2047	625,459	566,243
Pool Q53325, 3.50%, 01/01/2048	522,143	474,815
Pool Q54012, 3.50%, 01/01/2048	626,970	568,398
Pool Q54511, 3.50%, 02/01/2048	1,103,974	999,218
Pool Q54585, 3.50%, 02/01/2048	517,542	470,296
Pool Q54876, 3.50%, 03/01/2048	307,911	278,254
Pool Q55002, 3.50%, 03/01/2048	995,723	898,193
Pool Q62396, 3.50%, 04/01/2049	109,713	99,376
Pool Q39374, 4.00%, 03/01/2046	45,765	42,924
Pool Q47223, 4.00%, 03/01/2047	234,044	219,342
Pool Q47775, 4.00%, 04/01/2047	558,324	522,572
Pool Q48287, 4.00%, 05/01/2047	741,239	692,910
Pool Q48819, 4.00%, 06/01/2047	933,073	873,298
Pool Q49040, 4.00%, 06/01/2047	1,314,342	1,231,782
Pool Q49606, 4.00%, 07/01/2047	884,835	828,175
Pool Q49898, 4.00%, 08/01/2047	192,625	180,589
Pool Q50396, 4.00%, 08/01/2047	36,092	33,837
Pool Q50397, 4.00%, 08/01/2047	1,054,764	987,223
Pool Q50951, 4.00%, 09/01/2047	432,654	404,950
Pool Q51686, 4.00%, 10/01/2047	508,523	476,581
Pool V83540, 4.00%, 10/01/2047	110,459	103,518
Pool Q53883, 4.00%, 01/01/2048	424,870	398,182
Pool Q54464, 4.00%, 02/01/2048	184,807	173,387
Pool Q54586, 4.00%, 02/01/2048	1,290,712	1,207,586
Pool Q54877, 4.00%, 02/01/2048	317,882	298,891
Pool Q55004, 4.00%, 03/01/2048	405,156	379,074
Pool Q55631, 4.00%, 04/01/2048	815,242	762,762

The accompanying notes are an integral part of the financial statements.

3

	Principal Amount	Value
Pool Q56253, 4.00%, 05/01/2048	$503,176	$470,785
Pool Q56469, 4.00%, 06/01/2048	337,020	315,325
Pool Q56900, 4.00%, 06/01/2048	473,791	442,721
Pool Q57029, 4.00%, 07/01/2048	224,394	209,949
Pool Q57388, 4.00%, 07/01/2048	441,884	412,252
Pool Q57694, 4.00%, 08/01/2048	271,368	253,572
Pool Q58271, 4.00%, 09/01/2048	352,942	330,221
Pool Q58366, 4.00%, 09/01/2048	121,726	114,122
Pool Q58774, 4.00%, 10/01/2048	560,882	525,371
Pool Q59058, 4.00%, 10/01/2048	337,833	316,076
Pool Q59686, 4.00%, 11/01/2048	188,919	176,953
Pool Q60213, 4.00%, 12/01/2048	420,590	393,009
Pool Q60598, 4.00%, 01/01/2049	295,266	275,903
Pool Q61151, 4.00%, 01/01/2049	333,726	311,337
Pool Q61387, 4.00%, 02/01/2049	153,010	142,972
Pool Q61800, 4.00%, 03/01/2049	543,360	508,044
Pool Q61986, 4.00%, 03/01/2049	798,412	742,733
Pool Q62397, 4.00%, 04/01/2049	429,726	399,746
Pool A91363, 4.50%, 03/01/2040	68,466	67,673
Pool A91756, 4.50%, 03/01/2040	75,229	74,358
Pool A93467, 4.50%, 08/01/2040	66,266	65,498
Pool Q01597, 4.50%, 05/01/2041	114,848	113,081
Pool Q02377, 4.50%, 07/01/2041	115,432	113,649
Pool Q47624, 4.50%, 04/01/2047	236,973	228,987
Pool Q48294, 4.50%, 05/01/2047	163,038	157,326
Pool Q49044, 4.50%, 07/01/2047	513,468	494,856
Pool Q49608, 4.50%, 07/01/2047	194,303	187,594
Pool Q49902, 4.50%, 08/01/2047	80,835	77,774
Pool Q55774, 4.50%, 04/01/2048	323,544	311,013
Pool Q56476, 4.50%, 05/01/2048	300,241	288,842
Pool Q56906, 4.50%, 06/01/2048	809,514	778,160
Pool Q57389, 4.50%, 07/01/2048	409,550	393,847
Pool Q57906, 4.50%, 08/01/2048	911,208	877,319
Pool Q58775, 4.50%, 09/01/2048	702,478	674,959
Pool Q59454, 4.50%, 11/01/2048	100,080	96,475
Pool Q60215, 4.50%, 11/01/2048	451,117	433,445
Pool A92906, 5.00%, 07/01/2040	226,577	227,884
Pool A56707, 5.50%, 01/01/2037	50,868	52,210
Pool A58653, 5.50%, 03/01/2037	44,403	45,569
Pool A68746, 5.50%, 10/01/2037	110,356	113,179
Pool A76192, 5.50%, 04/01/2038	120,420	123,539
Pool A76444, 5.50%, 04/01/2038	88,000	90,283
Pool A78742, 5.50%, 06/01/2038	161,788	165,984
Pool G06072, 6.00%, 06/01/2038	111,295	115,998
Pool G06073, 6.50%, 10/01/2037	308,583	327,675
		40,649,344

FHA Project Loans - 0.13%
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,130,878	4,717,201
Pool 034-A35271, 6.95%, 11/01/2025 (a)	20,116	19,866
		4,737,067

FHLMC Single Family - 7.89%
Pool QN8332, 2.00%, 11/01/2036	240,007	217,623
Pool QB3154, 2.00%, 09/01/2050	2,207,233	1,732,334
Pool QB3835, 2.00%, 09/01/2050	2,723,100	2,137,210

The accompanying notes are an integral part of the financial statements.

4	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool QB3978, 2.00%, 09/01/2050	$2,862,496	$2,246,614
Pool RA3677, 2.00%, 09/01/2050	1,658,119	1,301,365
Pool QB4065, 2.00%, 10/01/2050	1,049,287	823,527
Pool QB4506, 2.00%, 10/01/2050	2,372,112	1,861,095
Pool QB5044, 2.00%, 11/01/2050	2,314,798	1,816,128
Pool QB5903, 2.00%, 11/01/2050	1,079,110	853,656
Pool QB6583, 2.00%, 12/01/2050	1,113,118	872,719
Pool QB7302, 2.00%, 01/01/2051	1,606,148	1,269,046
Pool QB8043, 2.00%, 01/01/2051	1,661,169	1,313,207
Pool QB8769, 2.00%, 02/01/2051	2,805,388	2,196,341
Pool QB9466, 2.00%, 03/01/2051	4,258,747	3,347,337
Pool RA4768, 2.00%, 03/01/2051	2,836,128	2,229,171
Pool RA4957, 2.00%, 03/01/2051	1,885,751	1,481,671
Pool QC0480, 2.00%, 04/01/2051	3,053,100	2,410,306
Pool QC1370, 2.00%, 04/01/2051	2,569,400	2,027,747
Pool RA5067, 2.00%, 04/01/2051	1,422,687	1,113,437
Pool QC3549, 2.00%, 06/01/2051	625,064	492,956
Pool RA5570, 2.00%, 07/01/2051	1,416,051	1,106,706
Pool RA5594, 2.00%, 07/01/2051	1,053,179	823,106
Pool QC5139, 2.00%, 08/01/2051	3,602,324	2,837,795
Pool QC6098, 2.00%, 08/01/2051	1,114,349	874,054
Pool RA5698, 2.00%, 08/01/2051	2,113,490	1,651,785
Pool QC6906, 2.00%, 09/01/2051	2,293,228	1,791,014
Pool QC8223, 2.00%, 10/01/2051	2,252,741	1,773,415
Pool QC9420, 2.00%, 10/01/2051	1,480,758	1,166,192
Pool RA6095, 2.00%, 10/01/2051	1,964,970	1,534,644
Pool QD1137, 2.00%, 11/01/2051	1,087,805	855,757
Pool QD2417, 2.00%, 12/01/2051	422,793	333,617
Pool QD5482, 2.00%, 01/01/2052	877,846	690,110
Pool QD6359, 2.00%, 02/01/2052	1,198,973	935,098
Pool QD7968, 2.00%, 02/01/2052	2,383,493	1,858,923
Pool RA2477, 2.50%, 04/01/2050	862,531	711,148
Pool RA2531, 2.50%, 05/01/2050	1,630,339	1,356,944
Pool RA2532, 2.50%, 05/01/2050	556,205	462,010
Pool RA2612, 2.50%, 05/01/2050	4,389,014	3,615,977
Pool QB0264, 2.50%, 06/01/2050	780,466	642,760
Pool QB0406, 2.50%, 06/01/2050	619,182	514,130
Pool QB0768, 2.50%, 07/01/2050	82,306	68,648
Pool QB0769, 2.50%, 07/01/2050	1,225,913	1,009,613
Pool QB0821, 2.50%, 07/01/2050	469,006	389,081
Pool QB1534, 2.50%, 07/01/2050	792,863	656,579
Pool QB1536, 2.50%, 07/01/2050	649,086	534,360
Pool QB1680, 2.50%, 07/01/2050	805,512	663,138
Pool RA3120, 2.50%, 07/01/2050	1,588,548	1,307,773
Pool QB2045, 2.50%, 08/01/2050	1,707,970	1,405,557
Pool QB2636, 2.50%, 08/01/2050	691,652	574,483
Pool QB2675, 2.50%, 08/01/2050	959,782	795,934
Pool QB2739, 2.50%, 08/01/2050	1,204,376	991,129
Pool RA3298, 2.50%, 08/01/2050	2,628,157	2,163,631
Pool RA3322, 2.50%, 08/01/2050	425,676	350,306
Pool RA3381, 2.50%, 08/01/2050	2,241,036	1,844,239
Pool QB3152, 2.50%, 09/01/2050	1,506,290	1,239,120
Pool QB3834, 2.50%, 09/01/2050	1,346,478	1,116,212
Pool QB3976, 2.50%, 09/01/2050	1,463,182	1,212,989
Pool RA3545, 2.50%, 09/01/2050	690,330	568,100

The accompanying notes are an integral part of the financial statements.

5

	Principal Amount	Value
Pool QB4066, 2.50%, 10/01/2050	$652,407	$542,353
Pool QB4507, 2.50%, 10/01/2050	1,903,191	1,574,342
Pool QB5042, 2.50%, 11/01/2050	3,244,137	2,667,720
Pool QB5904, 2.50%, 11/01/2050	1,427,575	1,180,504
Pool QC1163, 2.50%, 04/01/2051	1,225,574	1,011,618
Pool QC1953, 2.50%, 05/01/2051	1,540,938	1,275,479
Pool QC3550, 2.50%, 07/01/2051	2,194,814	1,813,249
Pool QC4341, 2.50%, 07/01/2051	1,079,734	890,277
Pool QC5136, 2.50%, 08/01/2051	2,414,181	1,990,573
Pool QC6096, 2.50%, 08/01/2051	1,895,409	1,557,204
Pool QC6907, 2.50%, 09/01/2051	794,564	650,921
Pool SD5485, 2.50%, 09/01/2051	7,479,776	6,115,011
Pool QC9422, 2.50%, 10/01/2051	1,660,363	1,371,866
Pool QD1136, 2.50%, 11/01/2051	1,386,500	1,141,569
Pool QD4139, 2.50%, 12/01/2051	672,598	557,809
Pool QD4141, 2.50%, 12/01/2051	886,847	733,170
Pool RA6478, 2.50%, 12/01/2051	8,454	6,918
Pool QD4132, 2.50%, 01/01/2052	1,482,442	1,220,587
Pool QD6358, 2.50%, 02/01/2052	714,508	585,908
Pool QD7966, 2.50%, 02/01/2052	836,294	683,811
Pool RA6794, 2.50%, 02/01/2052	886,314	724,711
Pool QD8214, 2.50%, 03/01/2052	686,278	565,371
Pool QA2069, 3.00%, 08/01/2049	461,038	398,139
Pool QA2173, 3.00%, 08/01/2049	230,410	200,021
Pool QA2405, 3.00%, 09/01/2049	317,882	275,508
Pool QA3109, 3.00%, 09/01/2049	624,416	540,949
Pool QA3562, 3.00%, 10/01/2049	525,633	456,762
Pool QA4231, 3.00%, 11/01/2049	1,318,854	1,138,925
Pool QA4780, 3.00%, 11/01/2049	405,665	350,321
Pool RA1773, 3.00%, 11/01/2049	649,235	560,661
Pool QA5579, 3.00%, 12/01/2049	961,515	830,337
Pool QA5721, 3.00%, 01/01/2050	929,736	805,456
Pool QA5900, 3.00%, 01/01/2050	287,419	250,179
Pool QA6535, 3.00%, 01/01/2050	929,964	805,653
Pool RA2089, 3.00%, 01/01/2050	479,062	413,705
Pool QA6834, 3.00%, 02/01/2050	368,718	320,569
Pool QA7417, 3.00%, 02/01/2050	838,961	725,676
Pool QA7634, 3.00%, 03/01/2050	1,206,111	1,040,359
Pool QA8482, 3.00%, 03/01/2050	1,109,724	961,747
Pool QB0265, 3.00%, 06/01/2050	235,856	204,247
Pool QB0757, 3.00%, 07/01/2050	579,039	501,438
Pool QB0816, 3.00%, 07/01/2050	396,429	341,581
Pool QB1681, 3.00%, 07/01/2050	496,832	431,492
Pool QB2046, 3.00%, 08/01/2050	942,759	815,276
Pool QB2674, 3.00%, 08/01/2050	830,457	715,045
Pool QB3153, 3.00%, 09/01/2050	1,252,076	1,081,105
Pool QD8209, 3.00%, 03/01/2052	1,240,730	1,062,046
Pool QE0361, 3.00%, 04/01/2052	302,208	259,363
Pool QE0366, 3.00%, 04/01/2052	676,083	581,480
Pool QE1667, 3.00%, 04/01/2052	857,390	734,869
Pool QE2155, 3.00%, 04/01/2052	1,077,197	917,956
Pool QE1714, 3.00%, 05/01/2052	1,383,803	1,179,236
Pool QE1717, 3.00%, 05/01/2052	1,309,640	1,127,961
Pool QA2070, 3.50%, 08/01/2049	411,531	371,328
Pool QA2301, 3.50%, 08/01/2049	281,170	252,786

The accompanying notes are an integral part of the financial statements.

6	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool QA3110, 3.50%, 09/01/2049	$464,449	$416,774
Pool QA3982, 3.50%, 10/01/2049	234,283	211,367
Pool QA4885, 3.50%, 11/01/2049	246,953	223,208
Pool QA6536, 3.50%, 01/01/2050	470,826	423,998
Pool QA7418, 3.50%, 02/01/2050	485,627	436,961
Pool QE0367, 3.50%, 04/01/2052	378,543	337,611
Pool QE0369, 3.50%, 04/01/2052	759,297	681,104
Pool QE1713, 3.50%, 05/01/2052	1,839,590	1,651,401
Pool QE1715, 3.50%, 05/01/2052	2,632,680	2,339,126
Pool QE2624, 3.50%, 05/01/2052	944,315	842,133
Pool QE7181, 3.50%, 06/01/2052	657,513	584,146
Pool RA7611, 3.50%, 06/01/2052	1,296,010	1,159,421
Pool QA2406, 4.00%, 09/01/2049	69,993	65,487
Pool QA4064, 4.00%, 10/01/2049	279,308	260,000
Pool QE1708, 4.00%, 05/01/2052	1,654,959	1,538,376
Pool QE1709, 4.00%, 05/01/2052	618,957	572,960
Pool QE2611, 4.00%, 05/01/2052	1,130,673	1,039,215
Pool RA7612, 4.00%, 07/01/2052	1,946,977	1,789,188
Pool QF0536, 4.00%, 09/01/2052	345,201	318,862
Pool RA7570, 4.00%, 09/01/2052	722,696	664,015
Pool QF3781, 4.00%, 11/01/2052	348,724	321,797
Pool WN5174, 4.39%, 10/01/2029	4,775,000	4,747,421
Pool QF0540, 4.50%, 09/01/2052	837,609	792,407
Pool RA8057, 4.50%, 09/01/2052	364,849	345,160
Pool QF2487, 4.50%, 10/01/2052	880,347	836,541
Pool QF3782, 4.50%, 11/01/2052	637,106	602,388
Pool QF5327, 4.50%, 12/01/2052	742,547	704,388
Pool QG0426, 4.50%, 04/01/2053	926,720	875,535
Pool QG3359, 4.50%, 05/01/2053	582,924	552,233
Pool QJ7060, 4.50%, 10/01/2054	153,545	145,049
Pool QX0540, 4.50%, 11/01/2054	1,738,056	1,640,953
Pool WN5212, 4.55%, 11/01/2029	17,303,000	17,305,588
Pool QF3779, 5.00%, 11/01/2052	2,631,356	2,551,711
Pool QF5326, 5.00%, 01/01/2053	1,082,426	1,051,194
Pool QF7077, 5.00%, 02/01/2053	429,221	416,737
Pool QG0421, 5.00%, 04/01/2053	1,917,130	1,864,903
Pool QG0424, 5.00%, 04/01/2053	2,671,148	2,594,032
Pool QG3332, 5.00%, 05/01/2053	890,861	863,820
Pool QG5425, 5.00%, 06/01/2053	2,108,685	2,048,218
Pool QG8430, 5.00%, 07/01/2053	774,217	750,681
Pool QH0480, 5.00%, 09/01/2053	195,741	190,112
Pool QI4113, 5.00%, 04/01/2054	715,351	693,622
Pool QJ3298, 5.00%, 09/01/2054	467,858	453,732
Pool QJ7081, 5.00%, 10/01/2054	1,632,372	1,583,085
Pool QX0527, 5.00%, 12/01/2054	2,210,665	2,142,528
Pool QX2151, 5.00%, 12/01/2054	450,982	436,694
Pool SD8491, 5.00%, 12/01/2054	19,307,339	18,695,619
Pool QX4012, 5.00%, 01/01/2055	682,704	661,234
Pool QX9333, 5.00%, 02/01/2055	609,342	592,665
Pool QX8827, 5.00%, 03/01/2055	149,226	144,492
Pool QY3815, 5.00%, 05/01/2055	962,232	932,192
Pool WN2590, 5.08%, 04/01/2029	1,805,000	1,830,102
Pool QF2486, 5.50%, 09/01/2052	1,334,196	1,327,855
Pool QF3780, 5.50%, 11/01/2052	1,636,509	1,630,688
Pool QF5328, 5.50%, 01/01/2053	940,984	936,875

The accompanying notes are an integral part of the financial statements.

7

	Principal Amount	Value
Pool QF7080, 5.50%, 02/01/2053	$870,270	$864,182
Pool QG0437, 5.50%, 03/01/2053	804,536	796,844
Pool QG3342, 5.50%, 05/01/2053	724,859	718,333
Pool QG5427, 5.50%, 06/01/2053	483,090	479,110
Pool QG8431, 5.50%, 07/01/2053	766,496	760,093
Pool QH0481, 5.50%, 09/01/2053	590,351	585,782
Pool QH5152, 5.50%, 11/01/2053	493,007	488,304
Pool QI1387, 5.50%, 03/01/2054	106,319	105,531
Pool QI4092, 5.50%, 04/01/2054	821,136	813,568
Pool QI5646, 5.50%, 05/01/2054	348,408	345,955
Pool QI8488, 5.50%, 06/01/2054	435,911	432,040
Pool QJ0995, 5.50%, 07/01/2054	286,178	284,359
Pool SD8446, 5.50%, 07/01/2054	13,303,911	13,174,342
Pool QX2154, 5.50%, 11/01/2054	674,780	668,473
Pool QX0517, 5.50%, 12/01/2054	825,130	817,310
Pool QX4040, 5.50%, 01/01/2055	2,753,072	2,727,713
Pool QX4745, 5.50%, 01/01/2055	681,450	676,080
Pool QX9332, 5.50%, 02/01/2055	266,722	264,551
Pool QX8790, 5.50%, 03/01/2055	659,927	653,788
Pool QX9120, 5.50%, 03/01/2055	385,360	383,067
Pool QX9901, 5.50%, 04/01/2055	369,374	366,225
Pool QY3788, 5.50%, 05/01/2055	2,221,249	2,200,646
Pool QF3783, 6.00%, 11/01/2052	718,972	727,961
Pool QF5743, 6.00%, 01/01/2053	708,210	717,579
Pool QF7079, 6.00%, 02/01/2053	495,503	502,543
Pool QG0436, 6.00%, 04/01/2053	1,400,900	1,415,314
Pool QG3340, 6.00%, 05/01/2053	1,188,914	1,202,461
Pool QG5437, 6.00%, 06/01/2053	962,544	973,402
Pool QG8432, 6.00%, 07/01/2053	206,566	208,971
Pool QH0478, 6.00%, 09/01/2053	1,770,471	1,790,443
Pool QH5153, 6.00%, 11/01/2053	1,145,415	1,158,336
Pool QH7527, 6.00%, 12/01/2053	445,355	449,985
Pool QI4106, 6.00%, 04/01/2054	759,815	768,415
Pool QI5653, 6.00%, 05/01/2054	547,932	556,119
Pool QI8485, 6.00%, 06/01/2054	779,260	788,864
Pool QJ0983, 6.00%, 08/01/2054	1,520,042	1,535,517
Pool SD8454, 6.00%, 08/01/2054	18,546,672	18,732,027
Pool QJ3256, 6.00%, 09/01/2054	1,348,266	1,362,526
Pool QX4010, 6.00%, 01/01/2055	683,956	691,698
Pool QX8840, 6.00%, 03/01/2055	1,137,240	1,149,352
Pool QX9121, 6.00%, 03/01/2055	933,194	946,130
Pool QX9931, 6.00%, 04/01/2055	1,903,064	1,923,333
Pool QY3776, 6.00%, 05/01/2055	3,007,582	3,039,614
Pool QF5742, 6.50%, 01/01/2053	447,357	460,638
Pool QH5154, 6.50%, 11/01/2053	647,601	667,699
Pool QH7532, 6.50%, 12/01/2053	128,607	132,286
Pool QI0785, 6.50%, 02/01/2054	466,150	480,228
Pool QI4080, 6.50%, 04/01/2054	448,781	461,241
Pool QI5648, 6.50%, 05/01/2054	1,255,669	1,293,955
Pool QI8487, 6.50%, 06/01/2054	2,091,058	2,149,177
Pool QJ0978, 6.50%, 07/01/2054	913,942	941,824
Pool QX9895, 6.50%, 03/01/2055	548,455	563,738
Pool QH5155, 7.00%, 11/01/2053	760,240	793,669

The accompanying notes are an integral part of the financial statements.

8	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool QH7533, 7.00%, 12/01/2053	$701,843	$735,169
Pool QI8486, 7.00%, 06/01/2054	697,469	727,964
		291,154,792

FHMS Multifamily - 4.08%
Pool KG03, 0.70%, 04/25/2029 (b)	1,213,066	1,125,727
Pool P003, 0.83%, 02/25/2031	3,865,800	3,440,641
Pool KG04, 0.85%, 06/25/2030	8,132,747	7,422,837
Pool K123, 0.93%, 06/25/2030	2,535,122	2,316,696
Pool K124, 0.96%, 08/25/2030	2,587,714	2,356,823
Pool Q012, 1.01%, 08/25/2030	4,040,637	3,759,084
Pool P009, 1.13%, 01/25/2031	15,678,137	14,437,874
Pool WA4405, 1.15%, 05/01/2027	1,276,064	1,231,948
Pool K131, 1.16%, 01/25/2031	3,631,053	3,291,874
Pool P011, 1.20%, 09/25/2031	414,914	379,844
Pool WN1107, 1.27%, 08/01/2026	10,500,000	10,104,316
Pool KG03, 1.30%, 06/25/2030 (b)	8,000,000	6,912,690
Pool WN1096, 1.46%, 01/01/2028	6,120,000	5,694,412
Pool KSG1, 1.50%, 09/25/2030	3,850,000	3,344,763
Pool K109, 1.56%, 04/25/2030	1,500,000	1,321,184
Pool Q014, 1.56%, 01/25/2036	2,396,171	1,971,942
Pool K741, 1.60%, 12/25/2027	20,000,000	18,765,747
Pool 2021-ML08, 1.88%, 07/25/2037	1,319,400	1,041,694
Pool WN0034, 1.94%, 04/01/2037	820,294	606,709
Pool K747, 2.05%, 11/25/2028 (b)	9,000,000	8,382,768
Pool K140, 2.29%, 07/25/2031	464,512	429,406
Pool K137, 2.35%, 11/25/2031 (b)	3,500,000	3,076,674
Pool KSG3, 2.65%, 05/25/2032 (b)	1,350,000	1,194,310
Pool K094, 2.70%, 04/25/2029	2,925,668	2,831,987
Pool P013, 2.76%, 02/25/2032 (b)	450,000	398,059
Pool WA4420, 3.10%, 02/01/2029	3,276,930	3,148,343
Pool K147, 3.39%, 02/25/2032 (b)	591,045	568,958
Pool KSG4, 3.40%, 08/25/2032 (b)	6,850,000	6,340,613
Pool Q028, 4.36%, 07/25/2029	8,286,991	8,292,967
Pool K-F100, 4.53%, (SOFR30A+0.180%), 01/25/2028 (b)	111,360	110,794
Pool K-F122, 4.54%, (SOFR30A+0.190%), 09/25/2031 (b)	152,522	150,757
Pool F118, 4.55%, (SOFR30A+0.200%), 07/25/2028 (b)	1,085,093	1,079,990
Pool F116, 4.56%, (SOFR30A+0.210%), 06/25/2028 (b)	1,922,156	1,913,847
Pool F113, 4.58%, (SOFR30A+0.230%), 05/25/2028 (b)	377,743	376,369
Pool KF97, 4.60%, (SOFR30A+0.250%), 12/25/2030 (b)	791,370	785,341
Pool F105, 4.60%, (SOFR30A+0.250%), 02/25/2031 (b)	1,069,932	1,060,507
Pool 2024-P016, 4.61%, 03/25/2029 (b)	13,692,278	13,764,684
Pool Q027, 4.66%, 08/25/2031	2,853,000	2,850,969
Pool KF131, 4.68%, (SOFR30A+0.330%), 01/25/2032 (b)	870,279	864,060
Pool KF133, 4.72%, (SOFR30A+0.370%), 02/25/2029 (b)	428,864	427,679
Pool K135, 4.72%, (SOFR30A+0.370%), 05/25/2029 (b)	406,055	404,904
Pool K136, 4.76%, (SOFR30A+0.410%), 04/25/2032 (b)	253,532	252,656
Pool K502, 4.80%, 09/25/2028 (b)	1,200,000	1,216,239
Pool Q017, 4.81%, (SOFR30A+0.460%), 04/25/2030 (b)	1,227,043	1,226,993
		150,676,679

FNMA Multifamily - 10.57%
Pool BS1033, 1.02%, 02/01/2028	6,810,202	6,242,871
Pool BS1139, 1.04%, 02/01/2028	2,282,668	2,100,861
Pool BL8108, 1.19%, 09/01/2032	2,676,334	2,172,283
Pool BL7910, 1.23%, 08/01/2027	4,630,878	4,326,618

The accompanying notes are an integral part of the financial statements.

9

	Principal Amount	Value
Pool BL7892, 1.24%, 08/01/2030	$5,814,969	$5,028,487
Pool BL7247, 1.25%, 06/01/2030	2,801,523	2,439,170
Pool BL7686, 1.28%, 08/01/2030	2,672,856	2,317,587
Pool BL7010, 1.30%, 06/01/2030	9,597,211	8,349,501
Pool BL7898, 1.31%, 08/01/2032	3,800,000	3,056,807
Pool BL8103, 1.32%, 12/01/2030	6,500,074	5,593,993
Pool BL8000, 1.34%, 09/01/2030	4,871,706	4,175,864
Pool BL8013, 1.36%, 08/01/2035	3,996,545	3,009,066
Pool BL8014, 1.36%, 08/01/2035	3,690,524	2,777,962
Pool BS0025, 1.38%, 12/01/2030	7,212,258	6,225,109
Pool 2021-M1S, 1.38%, 12/25/2030 (b)	13,550,000	11,593,611
Pool BS0596, 1.38%, 01/01/2031	200,000	170,110
Pool BL7636, 1.41%, 07/01/2032	1,100,000	903,284
Pool BL7257, 1.44%, 06/01/2032	374,460	310,487
Pool BL9838, 1.48%, 12/01/2030	2,315,785	2,004,498
Pool BL6827, 1.50%, 06/01/2032	5,480,660	4,615,158
Pool BS1482, 1.61%, 03/01/2031	1,365,695	1,184,216
Pool BS0391, 1.63%, 01/01/2033	4,589,378	3,776,077
Pool BS0179, 1.67%, 01/01/2033	753,411	622,648
Pool BS4667, 1.71%, 03/01/2029	3,402,355	3,093,734
Pool BL7338, 1.81%, 07/01/2032	1,625,391	1,375,690
Pool BS1977, 1.85%, 05/01/2031	3,640,000	3,171,981
Pool BS2625, 1.89%, 07/01/2031	4,645,000	3,947,393
Pool BL6240, 1.94%, 03/01/2030	733,122	660,713
Pool BS1922, 2.03%, 05/01/2031	2,000,000	1,740,660
Pool BL6159, 2.06%, 03/01/2030	1,699,511	1,539,048
Pool 2022-M1S, 2.08%, 04/25/2032 (b)	2,500,000	2,134,778
Pool BL5261, 2.18%, 03/01/2030	1,777,580	1,622,179
Pool BL6486, 2.31%, 04/01/2030	1,470,000	1,327,743
Pool BL5452, 2.41%, 01/01/2030	3,150,112	2,910,109
Pool BS5203, 2.41%, 04/01/2032	1,098,245	969,076
Pool BL4589, 2.45%, 10/01/2029	1,013,189	942,033
Pool BL5265, 2.47%, 01/01/2030	729,745	676,386
Pool BS5218, 2.49%, 04/01/2032	5,777,000	5,080,464
Pool BL4134, 2.52%, 02/01/2034	618,298	533,231
Pool AN3584, 2.53%, 11/01/2028	935,689	885,440
Pool AN1428, 2.69%, 04/01/2026	510,676	502,051
Pool AN0876, 2.85%, 02/01/2026	1,220,569	1,204,166
Pool AM0414, 2.87%, 09/01/2027	5,692,006	5,519,038
Pool AN6823, 2.95%, 09/01/2029	2,351,897	2,231,497
Pool AN5536, 2.97%, 05/01/2027	2,926,942	2,854,229
Pool BL2741, 2.97%, 06/01/2029	3,112,325	2,965,682
Pool AN6926, 3.00%, 11/01/2032	897,164	816,779
Pool BL4558, 3.00%, 11/01/2035	787,245	677,512
Pool AN7354, 3.03%, 11/01/2027	2,399,375	2,331,316
Pool AN5273, 3.06%, 05/01/2027	362,462	354,040
Pool AN5758, 3.09%, 06/01/2027	1,342,821	1,307,962
Pool BL2603, 3.10%, 05/01/2029	5,125,754	4,911,731
Pool AN8521, 3.19%, 03/01/2028	2,276,622	2,191,997
Pool AN6262, 3.20%, 08/01/2027	464,786	454,306
Pool BL2561, 3.20%, 05/01/2029	4,657,738	4,477,438
Pool AN6232, 3.20%, 08/01/2029	4,606,185	4,418,331
Pool AN4133, 3.21%, 01/01/2033	208,917	192,487
Pool AM8227, 3.21%, 03/01/2033	80,498	73,462
Pool AM9393, 3.23%, 07/01/2025	815,875	812,530

The accompanying notes are an integral part of the financial statements.

10	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool AN5792, 3.30%, 04/01/2034	$862,610	$775,399
Pool BL2117, 3.31%, 04/01/2029	5,925,000	5,714,876
Pool AM9780, 3.31%, 03/01/2031	348,745	329,517
Pool BL2377, 3.34%, 05/01/2031	2,670,923	2,522,915
Pool AN8814, 3.36%, 04/01/2028	875,460	854,453
Pool AN4505, 3.36%, 02/01/2032	907,107	849,113
Pool AN5418, 3.40%, 05/01/2033	750,000	681,209
Pool AN8736, 3.48%, 05/01/2028	3,882,632	3,799,447
Pool BS5750, 3.49%, 06/01/2032	5,000,000	4,661,657
Pool BL0478, 3.57%, 10/01/2025	1,862,915	1,851,090
Pool BS5876, 3.59%, 06/01/2032	6,000,000	5,629,469
Pool BS5528, 3.60%, 06/01/2032	2,453,734	2,319,221
Pool BS5960, 3.64%, 06/01/2032	1,200,000	1,100,648
Pool BS5916, 3.72%, 06/01/2032	9,683,844	9,115,137
Pool BS6007, 3.77%, 07/01/2032	5,288,976	5,025,448
Pool AN4171, 3.79%, 01/01/2035	728,012	673,555
Pool AN9844, 3.80%, 07/01/2030	728,782	710,601
Pool AM9376, 3.83%, 07/01/2045	413,706	363,920
Pool AN0360, 3.95%, 12/01/2045	100,000	81,636
Pool AN4676, 4.10%, 03/01/2047	1,155,278	1,028,201
Pool BS6657, 4.14%, 09/01/2029	5,610,483	5,498,936
Pool BS7738, 4.20%, 03/01/2033	2,147,000	2,077,720
Pool Sunrise, 4.25%, 06/01/2032	5,013,000	4,878,276
Pool BZ0520, 4.29%, 03/01/2034	3,975,000	3,842,218
Pool BZ1957, 4.35%, 10/01/2034	14,100,000	13,611,760
Pool BZ3454, 4.45%, 05/01/2035	3,914,000	3,793,234
Pool BS8569, 4.48%, 05/01/2030	1,228,942	1,233,230
Pool BS8239, 4.48%, 04/01/2033	8,388,000	8,275,345
Pool BZ0525, 4.50%, 02/01/2029	2,806,556	2,824,345
Pool 2023-M1S, 4.50%, 04/25/2033 (b)	3,810,000	3,757,551
Pool BZ1911, 4.55%, 09/01/2034	3,450,780	3,403,009
Pool BS6963, 4.56%, 10/01/2029	4,653,074	4,684,323
Pool BS7085, 4.57%, 11/01/2029	11,219,000	11,241,515
Pool BS7448, 4.57%, 12/01/2032	5,200,000	5,181,145
Pool BL4132, 4.61%, (SOFR30A+0.260%), 04/01/2031 (b)	5,741,582	5,659,641
Pool BZ0408, 4.62%, 01/01/2034	3,866,472	3,833,268
Pool BZ0204, 4.64%, 01/01/2034	2,500,000	2,477,739
Pool BS7955, 4.74%, 04/01/2033	1,471,112	1,474,701
Pool BZ3013, 4.74%, 01/01/2035	8,964,000	8,894,452
Pool 468251, 4.76%, 06/01/2026	512,625	511,983
Pool BZ1929, 4.81%, 08/01/2034	1,988,130	1,992,949
Pool 2024-M5, 4.85%, 08/25/2034 (b)	4,721,000	4,718,357
Pool BZ3541, 4.86%, 04/01/2035	2,997,650	3,003,303
Pool BZ0312, 4.87%, 01/01/2029	2,950,548	3,000,644
Pool BS9779, 4.87%, 11/01/2030	3,593,000	3,664,706
Pool BS7278, 4.90%, 11/01/2027	7,585,000	7,613,340
Pool BS8361, 4.91%, 05/01/2030	3,053,949	3,086,561
Pool BZ1270, 4.91%, 12/01/2034	1,719,758	1,733,564
Pool BZ0133, 4.92%, 12/01/2028	1,400,000	1,425,770
Pool BS9538, 4.97%, 09/01/2033	4,115,554	4,180,188
Pool BZ2963, 5.00%, 01/01/2032	4,940,000	5,047,835
Pool BZ3345, 5.04%, 04/01/2035	17,499,952	17,764,366
Pool BS9607, 5.06%, 09/01/2030	1,000,000	1,027,448
Pool 466907, 5.13%, 03/01/2026	311,306	311,281
Pool BZ0707, 5.14%, 04/01/2031	2,110,000	2,153,357

The accompanying notes are an integral part of the financial statements.

11

	Principal Amount	Value
Pool BS7201, 5.17%, 11/01/2032	$4,537,556	$4,680,819
Pool 465394, 5.20%, 03/01/2026	418,942	419,153
Pool BZ0167, 5.20%, 12/01/2028	2,566,000	2,566,843
Pool 463895, 5.25%, 10/01/2025	298,749	298,281
Pool BZ0017, 5.50%, 12/01/2033	5,235,000	5,483,374
Pool BS7954, 5.55%, 04/01/2033	858,268	874,636
Pool 467914, 6.10%, 04/01/2041	430,138	432,412
Pool 463997, 6.12%, 12/01/2027	824,395	824,395
Pool 464836, 6.23%, 03/01/2028	1,355,578	1,355,578
Pool 465260, 6.33%, 06/01/2028	1,234,970	1,234,970
Pool 464254, 6.34%, 11/01/2027	2,232,350	2,232,350
Pool 464969, 6.34%, 04/01/2028	2,285,883	2,285,883
Pool 464632, 6.50%, 02/01/2028	387,184	387,184
Pool 465588, 6.55%, 07/01/2028	475,092	473,864
Pool 464573, 6.72%, 02/01/2040	2,005,092	2,005,092
Pool 466595, 6.78%, 11/01/2025	3,090,737	3,090,737
Pool 469854, 8.26%, 12/01/2026	1,440,182	1,474,698
		389,989,321

FNMA Single Family - 21.92%
Pool BU1090, 1.50%, 10/01/2036	223,201	196,642
Pool BQ1545, 2.00%, 09/01/2050	2,706,742	2,125,106
Pool BQ1571, 2.00%, 09/01/2050	3,721,093	2,920,479
Pool BQ1603, 2.00%, 09/01/2050	1,166,594	923,495
Pool BQ2362, 2.00%, 09/01/2050	2,912,387	2,285,771
Pool BQ3064, 2.00%, 09/01/2050	2,257,614	1,771,876
Pool CA7182, 2.00%, 09/01/2050	1,815,574	1,424,943
Pool BP7434, 2.00%, 10/01/2050	805,852	632,468
Pool BQ3112, 2.00%, 10/01/2050	1,795,315	1,408,556
Pool BQ4812, 2.00%, 10/01/2050	2,851,213	2,236,985
Pool BQ4876, 2.00%, 10/01/2050	1,892,552	1,484,845
Pool CA7287, 2.00%, 10/01/2050	1,899,663	1,490,940
Pool BQ5814, 2.00%, 11/01/2050	1,844,188	1,446,900
Pool BQ7638, 2.00%, 11/01/2050	1,361,123	1,079,330
Pool CA7661, 2.00%, 11/01/2050	2,082,985	1,634,254
Pool CA8322, 2.00%, 12/01/2050	1,999,979	1,568,044
Pool BR0679, 2.00%, 01/01/2051	2,721,133	2,133,451
Pool BR1282, 2.00%, 01/01/2051	1,395,825	1,093,991
Pool BQ4492, 2.00%, 02/01/2051	832,045	657,188
Pool BR3230, 2.00%, 02/01/2051	3,629,222	2,863,906
Pool CA9082, 2.00%, 02/01/2051	2,819,336	2,209,680
Pool BR4749, 2.00%, 03/01/2051	1,353,525	1,067,731
Pool CB0668, 2.00%, 05/01/2051	1,781,741	1,393,476
Pool MA4355, 2.00%, 06/01/2051	16,350,007	12,756,507
Pool BT1268, 2.00%, 07/01/2051	2,479,456	1,946,139
Pool BT1347, 2.00%, 07/01/2051	3,093,849	2,437,234
Pool BR2232, 2.00%, 08/01/2051	736,067	575,269
Pool BT2780, 2.00%, 08/01/2051	4,944,090	3,879,302
Pool BT7189, 2.00%, 08/01/2051	3,083,718	2,409,224
Pool BT9013, 2.00%, 08/01/2051	1,282,413	1,002,262
Pool BT7259, 2.00%, 09/01/2051	4,501,997	3,516,065
Pool BT7351, 2.00%, 10/01/2051	4,545,114	3,549,739
Pool BU1092, 2.00%, 10/01/2051	3,040,928	2,383,540
Pool BU2995, 2.00%, 10/01/2051	1,118,610	880,977
Pool BU3147, 2.00%, 10/01/2051	446,219	349,756

The accompanying notes are an integral part of the financial statements.

12	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool CB1941, 2.00%, 10/01/2051	$8,069,458	$6,300,066
Pool BU1004, 2.00%, 11/01/2051	2,532,336	1,992,832
Pool BU7796, 2.00%, 11/01/2051	1,286,250	1,008,189
Pool BU9860, 2.00%, 01/01/2052	986,855	778,990
Pool BU9861, 2.00%, 01/01/2052	1,707,204	1,336,751
Pool BT2173, 2.00%, 02/01/2052	1,816,985	1,422,709
Pool BV3015, 2.00%, 02/01/2052	1,664,043	1,294,718
Pool BV3016, 2.00%, 02/01/2052	1,132,259	893,767
Pool BV3213, 2.00%, 02/01/2052	1,467,820	1,144,776
Pool BV4124, 2.00%, 02/01/2052	1,151,916	896,255
Pool BV4125, 2.00%, 02/01/2052	450,771	354,799
Pool BV5522, 2.00%, 02/01/2052	282,182	219,553
Pool CB2791, 2.00%, 02/01/2052	7,768,709	6,058,937
Pool BP5424, 2.50%, 05/01/2050	645,638	536,845
Pool CA5693, 2.50%, 05/01/2050	910,872	755,933
Pool BP5447, 2.50%, 06/01/2050	369,693	307,287
Pool BP5470, 2.50%, 06/01/2050	360,204	299,091
Pool BP5498, 2.50%, 06/01/2050	719,910	592,889
Pool BP8732, 2.50%, 06/01/2050	1,321,722	1,088,517
Pool CA6159, 2.50%, 06/01/2050	1,098,044	904,646
Pool BP8742, 2.50%, 07/01/2050	507,022	417,563
Pool BP8759, 2.50%, 07/01/2050	954,653	786,214
Pool BP8789, 2.50%, 07/01/2050	689,381	572,206
Pool BP8814, 2.50%, 07/01/2050	485,118	403,575
Pool BP9533, 2.50%, 07/01/2050	1,445,389	1,189,916
Pool BP9534, 2.50%, 07/01/2050	1,031,134	856,765
Pool BP9566, 2.50%, 07/01/2050	272,870	226,076
Pool BP9596, 2.50%, 08/01/2050	415,340	345,960
Pool BP9598, 2.50%, 08/01/2050	234,140	194,714
Pool BQ0192, 2.50%, 08/01/2050	1,197,158	992,787
Pool BQ0210, 2.50%, 08/01/2050	1,557,148	1,293,361
Pool BQ0228, 2.50%, 08/01/2050	1,383,083	1,144,933
Pool BQ0248, 2.50%, 08/01/2050	881,123	729,748
Pool CA6683, 2.50%, 08/01/2050	2,648,622	2,179,657
Pool BQ1546, 2.50%, 09/01/2050	2,268,051	1,866,470
Pool BQ1572, 2.50%, 09/01/2050	2,659,560	2,187,834
Pool BQ1604, 2.50%, 09/01/2050	1,784,217	1,479,130
Pool BQ2363, 2.50%, 09/01/2050	1,448,224	1,191,353
Pool BQ3065, 2.50%, 09/01/2050	2,378,010	1,971,389
Pool BQ3113, 2.50%, 10/01/2050	1,352,476	1,112,168
Pool BQ4813, 2.50%, 10/01/2050	2,198,388	1,807,779
Pool BQ4877, 2.50%, 10/01/2050	656,885	545,510
Pool CA7296, 2.50%, 10/01/2050	602,037	495,254
Pool BQ7638, 2.50%, 11/01/2050	2,213,085	1,830,025
Pool CA7663, 2.50%, 11/01/2050	1,271,305	1,045,420
Pool BR2612, 2.50%, 02/01/2051	366,122	303,550
Pool BR5455, 2.50%, 03/01/2051	824,148	683,362
Pool BR7692, 2.50%, 04/01/2051	1,071,954	886,551
Pool BR9147, 2.50%, 05/01/2051	1,883,199	1,559,337
Pool BT1269, 2.50%, 07/01/2051	3,716,608	3,065,570
Pool BT2707, 2.50%, 07/01/2051	4,623,587	3,800,015
Pool BT2781, 2.50%, 08/01/2051	2,884,153	2,381,035
Pool BT7190, 2.50%, 08/01/2051	2,357,738	1,937,038
Pool BT9012, 2.50%, 08/01/2051	549,678	450,306
Pool BT7260, 2.50%, 09/01/2051	1,729,221	1,427,058

The accompanying notes are an integral part of the financial statements.

13

	Principal Amount	Value
Pool BU1093, 2.50%, 10/01/2051	$2,849,249	$2,332,390
Pool CB2073, 2.50%, 11/01/2051	7,590,563	6,213,620
Pool BU7797, 2.50%, 12/01/2051	846,011	694,268
Pool BU7877, 2.50%, 12/01/2051	1,207,528	998,282
Pool BU7879, 2.50%, 12/01/2051	733,439	608,267
Pool BU7880, 2.50%, 12/01/2051	820,493	681,802
Pool BU7876, 2.50%, 01/01/2052	1,939,816	1,586,727
Pool BU7878, 2.50%, 01/01/2052	1,540,020	1,274,769
Pool BU9862, 2.50%, 01/01/2052	649,175	535,800
Pool BU9863, 2.50%, 01/01/2052	1,127,304	932,805
Pool CB2518, 2.50%, 01/01/2052	3,649,874	2,985,518
Pool BT2174, 2.50%, 02/01/2052	958,218	788,154
Pool BV3017, 2.50%, 02/01/2052	975,104	802,562
Pool BV3214, 2.50%, 02/01/2052	598,235	489,158
Pool BV4126, 2.50%, 02/01/2052	353,061	288,866
Pool BV4855, 2.50%, 02/01/2052	507,037	414,275
Pool CB2792, 2.50%, 02/01/2052	3,364,920	2,751,389
Pool BT8101, 2.50%, 03/01/2052	692,494	570,492
Pool BV5521, 2.50%, 03/01/2052	526,795	430,419
Pool BV5364, 2.50%, 04/01/2052	264,348	217,687
Pool BW1785, 2.50%, 04/01/2052	864,030	705,957
Pool CB3337, 2.50%, 04/01/2052	1,038,495	848,504
Pool AB6333, 3.00%, 09/01/2042	325,529	292,658
Pool AP7482, 3.00%, 09/01/2042	27,285	24,530
Pool AP9712, 3.00%, 09/01/2042	66,382	59,679
Pool AB7486, 3.00%, 12/01/2042	557,578	501,275
Pool AR5591, 3.00%, 01/01/2043	21,030	18,906
Pool AT1983, 3.00%, 04/01/2043	349,920	312,909
Pool AB9496, 3.00%, 05/01/2043	20,075	17,952
Pool AR6415, 3.00%, 05/01/2043	193,633	173,153
Pool AT0343, 3.00%, 05/01/2043	24,243	21,679
Pool AS7134, 3.00%, 05/01/2046	515,247	452,834
Pool AS7340, 3.00%, 06/01/2046	1,053,606	921,876
Pool BC1141, 3.00%, 06/01/2046	266,173	232,894
Pool AS7521, 3.00%, 07/01/2046	802,054	701,775
Pool BD0472, 3.00%, 07/01/2046	258,342	226,042
Pool AS7816, 3.00%, 08/01/2046	1,472,451	1,288,354
Pool BC2796, 3.00%, 08/01/2046	799,561	699,594
Pool AS7899, 3.00%, 09/01/2046	627,612	549,143
Pool BD6343, 3.00%, 09/01/2046	183,234	161,038
Pool AS8079, 3.00%, 10/01/2046	1,264,079	1,106,034
Pool BC4722, 3.00%, 10/01/2046	286,555	250,728
Pool AS8290, 3.00%, 11/01/2046	1,140,187	997,632
Pool AS8463, 3.00%, 12/01/2046	1,411,158	1,234,724
Pool BC9073, 3.00%, 12/01/2046	1,376,257	1,204,187
Pool BD7042, 3.00%, 03/01/2047	337,099	294,203
Pool BN6614, 3.00%, 05/01/2049	205,818	177,739
Pool BN8885, 3.00%, 05/01/2049	211,627	182,755
Pool BN6722, 3.00%, 06/01/2049	415,670	358,961
Pool BN8907, 3.00%, 06/01/2049	201,816	175,197
Pool BN8921, 3.00%, 06/01/2049	33,757	29,430
Pool BO1800, 3.00%, 06/01/2049	1,143,272	987,298
Pool BO1272, 3.00%, 07/01/2049	431,975	373,042
Pool BO1283, 3.00%, 07/01/2049	172,506	150,236
Pool CA3873, 3.00%, 07/01/2049	558,743	482,543

The accompanying notes are an integral part of the financial statements.

14	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BN7692, 3.00%, 08/01/2049	$177,741	$154,298
Pool BO1314, 3.00%, 08/01/2049	981,785	847,842
Pool BO1318, 3.00%, 08/01/2049	848,431	732,681
Pool BO1324, 3.00%, 08/01/2049	1,596,534	1,378,722
Pool CA3957, 3.00%, 08/01/2049	1,143,980	991,487
Pool BO2209, 3.00%, 09/01/2049	727,620	628,353
Pool BO2957, 3.00%, 09/01/2049	781,925	675,248
Pool BO2962, 3.00%, 09/01/2049	1,315,337	1,135,889
Pool BO3017, 3.00%, 09/01/2049	1,240,782	1,071,505
Pool BO3200, 3.00%, 09/01/2049	465,194	401,729
Pool CA4244, 3.00%, 09/01/2049	260,394	224,869
Pool BO5402, 3.00%, 10/01/2049	1,222,870	1,059,861
Pool BO5431, 3.00%, 10/01/2049	788,604	681,016
Pool BO5441, 3.00%, 10/01/2049	397,456	345,034
Pool CA4331, 3.00%, 10/01/2049	2,320,575	2,003,984
Pool BO4660, 3.00%, 11/01/2049	480,297	414,771
Pool BO5348, 3.00%, 11/01/2049	1,401,511	1,210,305
Pool BO5477, 3.00%, 11/01/2049	837,737	725,754
Pool BO5487, 3.00%, 11/01/2049	917,642	795,320
Pool CA4531, 3.00%, 11/01/2049	2,928,029	2,528,564
Pool BO5371, 3.00%, 12/01/2049	505,852	439,133
Pool BO6215, 3.00%, 12/01/2049	203,566	175,794
Pool BO8900, 3.00%, 12/01/2049	676,222	585,830
Pool BO8936, 3.00%, 01/01/2050	1,202,792	1,038,698
Pool BO8980, 3.00%, 01/01/2050	514,115	446,306
Pool CA5097, 3.00%, 01/01/2050	331,317	286,116
Pool BO9005, 3.00%, 02/01/2050	579,363	500,321
Pool BP1309, 3.00%, 02/01/2050	371,292	322,520
Pool CA5237, 3.00%, 02/01/2050	960,558	829,511
Pool BP1374, 3.00%, 03/01/2050	1,155,723	997,254
Pool BP1467, 3.00%, 03/01/2050	926,885	803,289
Pool BP5412, 3.00%, 05/01/2050	359,085	311,738
Pool BP5425, 3.00%, 05/01/2050	157,241	136,274
Pool CA5694, 3.00%, 05/01/2050	1,352,329	1,166,065
Pool BP5448, 3.00%, 06/01/2050	115,316	99,832
Pool BP5471, 3.00%, 06/01/2050	165,385	143,124
Pool BP5499, 3.00%, 06/01/2050	163,731	141,078
Pool BP8733, 3.00%, 06/01/2050	401,338	345,811
Pool CA6160, 3.00%, 06/01/2050	319,375	275,188
Pool BP8743, 3.00%, 07/01/2050	254,023	220,450
Pool BP8760, 3.00%, 07/01/2050	173,023	149,844
Pool BP8790, 3.00%, 07/01/2050	472,111	408,697
Pool BP8815, 3.00%, 07/01/2050	419,257	362,943
Pool BP9535, 3.00%, 07/01/2050	504,244	436,515
Pool BP9536, 3.00%, 07/01/2050	832,767	722,122
Pool BP9567, 3.00%, 07/01/2050	610,317	528,340
Pool BP9597, 3.00%, 08/01/2050	447,518	387,138
Pool BQ0193, 3.00%, 08/01/2050	364,857	315,519
Pool BQ0211, 3.00%, 08/01/2050	106,121	92,133
Pool BQ0229, 3.00%, 08/01/2050	447,015	387,487
Pool BQ0249, 3.00%, 08/01/2050	491,169	426,426
Pool BQ1573, 3.00%, 09/01/2050	1,365,950	1,181,653
Pool BV4127, 3.00%, 03/01/2052	758,913	651,888
Pool BV5365, 3.00%, 04/01/2052	996,780	849,542
Pool BV5366, 3.00%, 04/01/2052	1,000,633	860,616

The accompanying notes are an integral part of the financial statements.

15

	Principal Amount	Value
Pool CB3338, 3.00%, 04/01/2052	$5,737,322	$4,889,843
Pool BT8102, 3.00%, 05/01/2052	746,740	639,025
Pool BV8519, 3.00%, 05/01/2052	1,207,259	1,035,959
Pool BV8520, 3.00%, 05/01/2052	624,754	537,890
Pool BW1786, 3.00%, 05/01/2052	955,833	814,532
Pool AS0092, 3.50%, 07/01/2043	92,363	85,374
Pool AU1769, 3.50%, 08/01/2043	98,454	91,010
Pool AX4858, 3.50%, 12/01/2044	112,555	103,055
Pool AX7551, 3.50%, 01/01/2045	79,958	73,209
Pool AY4388, 3.50%, 02/01/2045	101,702	93,163
Pool AS4536, 3.50%, 03/01/2045	55,357	50,472
Pool AX9585, 3.50%, 03/01/2045	577,144	525,411
Pool AY5019, 3.50%, 03/01/2045	70,452	64,137
Pool AS4738, 3.50%, 04/01/2045	254,055	231,282
Pool AY1387, 3.50%, 04/01/2045	37,208	34,004
Pool AS4913, 3.50%, 05/01/2045	405,625	369,266
Pool AY3458, 3.50%, 05/01/2045	126,789	115,774
Pool AY8271, 3.50%, 05/01/2045	71,762	65,330
Pool AS5117, 3.50%, 06/01/2045	325,582	296,854
Pool AZ2274, 3.50%, 06/01/2045	118,413	108,127
Pool AZ2316, 3.50%, 06/01/2045	45,292	41,295
Pool AS5351, 3.50%, 07/01/2045	69,913	63,646
Pool AZ0805, 3.50%, 07/01/2045	292,995	266,732
Pool AZ5686, 3.50%, 07/01/2045	34,114	31,150
Pool AS5579, 3.50%, 08/01/2045	87,226	79,649
Pool AZ5696, 3.50%, 08/01/2045	20,244	18,545
Pool AS5767, 3.50%, 09/01/2045	125,725	114,456
Pool AZ2904, 3.50%, 09/01/2045	73,898	67,274
Pool AZ9193, 3.50%, 09/01/2045	102,077	93,210
Pool AS5917, 3.50%, 10/01/2045	210,204	191,362
Pool AZ4755, 3.50%, 10/01/2045	94,330	86,135
Pool AS6127, 3.50%, 11/01/2045	279,754	255,069
Pool AS6309, 3.50%, 12/01/2045	190,965	173,847
Pool BC0066, 3.50%, 12/01/2045	137,468	125,338
Pool AS6467, 3.50%, 01/01/2046	597,103	543,580
Pool AS6616, 3.50%, 02/01/2046	442,648	402,971
Pool BC0223, 3.50%, 02/01/2046	606,338	551,988
Pool BC0226, 3.50%, 02/01/2046	96,582	88,134
Pool AS6785, 3.50%, 03/01/2046	649,055	587,797
Pool AS6956, 3.50%, 04/01/2046	1,139,923	1,032,337
Pool BC0801, 3.50%, 04/01/2046	364,009	329,654
Pool AS7135, 3.50%, 05/01/2046	96,192	87,144
Pool BC6041, 3.50%, 05/01/2046	294,580	266,777
Pool BD0456, 3.50%, 06/01/2046	16,250	14,859
Pool BC9068, 3.50%, 12/01/2046	294,288	266,605
Pool AS8635, 3.50%, 01/01/2047	1,595,962	1,445,335
Pool AS8808, 3.50%, 02/01/2047	868,145	786,210
Pool AS8918, 3.50%, 03/01/2047	2,541,655	2,295,399
Pool BD7046, 3.50%, 03/01/2047	2,118,134	1,912,912
Pool BE7198, 3.50%, 03/01/2047	299,229	271,331
Pool AS9380, 3.50%, 04/01/2047	719,578	649,860
Pool BH1139, 3.50%, 04/01/2047	24,290	22,101
Pool BH1158, 3.50%, 04/01/2047	266,056	240,191
Pool AS9548, 3.50%, 05/01/2047	1,047,078	945,628
Pool BD2416, 3.50%, 05/01/2047	738,220	666,695

The accompanying notes are an integral part of the financial statements.

16	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool AS9814, 3.50%, 06/01/2047	$789,120	$712,664
Pool BE3687, 3.50%, 06/01/2047	473,350	428,726
Pool BH5307, 3.50%, 06/01/2047	191,561	174,035
Pool AS9943, 3.50%, 07/01/2047	1,565,027	1,413,395
Pool BH5329, 3.50%, 07/01/2047	157,452	142,370
Pool BH2607, 3.50%, 08/01/2047	185,416	167,937
Pool CA0116, 3.50%, 08/01/2047	566,513	513,106
Pool BH2671, 3.50%, 09/01/2047	784,054	708,088
Pool BH5391, 3.50%, 09/01/2047	208,760	189,001
Pool CA0408, 3.50%, 09/01/2047	124,365	112,641
Pool BH4063, 3.50%, 10/01/2047	381,938	345,932
Pool BH9370, 3.50%, 10/01/2047	69,807	63,580
Pool CA0566, 3.50%, 10/01/2047	550,402	497,074
Pool BH5746, 3.50%, 11/01/2047	866,211	782,286
Pool CA0744, 3.50%, 11/01/2047	219,745	199,641
Pool BH7046, 3.50%, 12/01/2047	2,016,679	1,821,287
Pool BJ1663, 3.50%, 12/01/2047	647,309	586,957
Pool CA0918, 3.50%, 12/01/2047	633,614	572,718
Pool BH7097, 3.50%, 01/01/2048	1,479,285	1,335,960
Pool BJ4551, 3.50%, 01/01/2048	660,841	596,597
Pool BJ4562, 3.50%, 01/01/2048	343,212	310,458
Pool CA1074, 3.50%, 01/01/2048	1,370,960	1,240,121
Pool BH9270, 3.50%, 02/01/2048	1,080,951	976,220
Pool BJ4611, 3.50%, 02/01/2048	851,692	767,626
Pool BJ4612, 3.50%, 02/01/2048	283,864	256,996
Pool CA1243, 3.50%, 02/01/2048	2,219,905	2,004,823
Pool BJ0616, 3.50%, 03/01/2048	1,423,616	1,283,099
Pool BJ0652, 3.50%, 03/01/2048	672,342	605,979
Pool BK1959, 3.50%, 03/01/2048	598,717	539,621
Pool BK1960, 3.50%, 03/01/2048	270,428	244,927
Pool CA1415, 3.50%, 03/01/2048	1,380,887	1,244,588
Pool BN5245, 3.50%, 02/01/2049	370,839	335,368
Pool BN5344, 3.50%, 03/01/2049	431,480	387,103
Pool BN6235, 3.50%, 04/01/2049	54,607	49,265
Pool BN6245, 3.50%, 04/01/2049	23,865	21,530
Pool BN6283, 3.50%, 04/01/2049	331,998	297,852
Pool BN6567, 3.50%, 04/01/2049	580,552	520,843
Pool CA3399, 3.50%, 04/01/2049	834,084	750,195
Pool BN6299, 3.50%, 05/01/2049	617,423	553,922
Pool BN6619, 3.50%, 05/01/2049	561,930	504,136
Pool BN8886, 3.50%, 05/01/2049	1,178,137	1,056,967
Pool CA3556, 3.50%, 05/01/2049	575,129	518,171
Pool BN6735, 3.50%, 06/01/2049	690,377	619,372
Pool BN8911, 3.50%, 06/01/2049	517,677	466,246
Pool BN8922, 3.50%, 06/01/2049	458,375	412,273
Pool BN8930, 3.50%, 06/01/2049	720,050	647,361
Pool CA3738, 3.50%, 06/01/2049	634,010	568,803
Pool BO1273, 3.50%, 07/01/2049	617,066	554,773
Pool BO1284, 3.50%, 07/01/2049	872,968	787,580
Pool BO1315, 3.50%, 07/01/2049	193,066	174,821
Pool BO1795, 3.50%, 07/01/2049	384,524	345,850
Pool CA3874, 3.50%, 07/01/2049	188,647	169,673
Pool BO1319, 3.50%, 08/01/2049	1,151,234	1,032,831
Pool BO1358, 3.50%, 08/01/2049	868,635	779,296
Pool BO2963, 3.50%, 09/01/2049	831,170	748,502

The accompanying notes are an integral part of the financial statements.

17

	Principal Amount	Value
Pool BO5478, 3.50%, 11/01/2049	$994,265	$895,375
Pool BO5488, 3.50%, 11/01/2049	561,936	504,142
Pool BO5372, 3.50%, 12/01/2049	267,986	240,424
Pool BO8937, 3.50%, 01/01/2050	76,816	69,430
Pool BO9006, 3.50%, 02/01/2050	114,568	103,919
Pool BP1310, 3.50%, 02/01/2050	293,428	265,304
Pool BP1468, 3.50%, 03/01/2050	271,398	245,766
Pool BV5367, 3.50%, 04/01/2052	570,217	508,965
Pool BV5368, 3.50%, 04/01/2052	974,082	873,771
Pool BV8521, 3.50%, 05/01/2052	2,071,926	1,840,898
Pool BV8522, 3.50%, 05/01/2052	1,666,205	1,495,753
Pool BV9871, 3.50%, 05/01/2052	554,971	496,481
Pool CB3688, 3.50%, 05/01/2052	8,284,631	7,360,220
Pool BT8242, 3.50%, 06/01/2052	362,167	321,756
Pool BW1784, 3.50%, 06/01/2052	1,233,462	1,100,871
Pool BW6010, 3.50%, 06/01/2052	1,646,447	1,462,761
Pool CB3798, 3.50%, 06/01/2052	5,232,239	4,648,418
Pool CB3986, 3.50%, 06/01/2052	3,958,061	3,516,480
Pool AH0540, 4.00%, 12/01/2040	22,309	21,425
Pool AH2979, 4.00%, 01/01/2041	21,298	20,456
Pool AH5643, 4.00%, 01/01/2041	37,860	36,361
Pool AH5671, 4.00%, 02/01/2041	41,145	39,647
Pool AH8877, 4.00%, 04/01/2041	52,352	50,449
Pool AI9871, 4.00%, 09/01/2041	23,216	22,372
Pool AJ4024, 4.00%, 10/01/2041	58,305	56,181
Pool AU9998, 4.00%, 09/01/2043	46,755	44,390
Pool AS0716, 4.00%, 10/01/2043	158,571	150,558
Pool AU6721, 4.00%, 10/01/2043	67,348	63,941
Pool AV0191, 4.00%, 10/01/2043	33,771	32,063
Pool AV0214, 4.00%, 10/01/2043	31,236	29,657
Pool AS0929, 4.00%, 11/01/2043	137,532	130,574
Pool AU6999, 4.00%, 11/01/2043	332,885	315,992
Pool AU7007, 4.00%, 11/01/2043	74,251	70,494
Pool AS1368, 4.00%, 12/01/2043	34,587	32,837
Pool AV0670, 4.00%, 12/01/2043	75,692	71,863
Pool AS1427, 4.00%, 01/01/2044	88,636	84,150
Pool AV6342, 4.00%, 01/01/2044	65,475	62,166
Pool AS1671, 4.00%, 02/01/2044	34,475	32,730
Pool AV5020, 4.00%, 02/01/2044	134,668	127,855
Pool AS1877, 4.00%, 03/01/2044	15,361	14,521
Pool AV7087, 4.00%, 03/01/2044	118,217	111,744
Pool AW0985, 4.00%, 05/01/2044	47,645	45,041
Pool AW3597, 4.00%, 06/01/2044	84,348	79,737
Pool AW5358, 4.00%, 06/01/2044	46,457	43,917
Pool AS2826, 4.00%, 07/01/2044	68,552	64,798
Pool AW8968, 4.00%, 07/01/2044	15,223	14,390
Pool AS3009, 4.00%, 08/01/2044	94,195	89,037
Pool AS3493, 4.00%, 10/01/2044	223,474	211,237
Pool AX0902, 4.00%, 10/01/2044	23,841	22,538
Pool AX3165, 4.00%, 10/01/2044	20,559	19,435
Pool AX4856, 4.00%, 12/01/2044	45,526	43,037
Pool AX7550, 4.00%, 12/01/2044	44,325	41,899
Pool AY5025, 4.00%, 03/01/2045	135,542	127,370
Pool AY8277, 4.00%, 05/01/2045	37,525	35,258
Pool AZ5697, 4.00%, 08/01/2045	22,370	21,022

The accompanying notes are an integral part of the financial statements.

18	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool AZ9195, 4.00%, 09/01/2045	$26,340	$24,748
Pool BE7194, 4.00%, 03/01/2047	491,945	459,234
Pool BE7216, 4.00%, 04/01/2047	430,656	403,043
Pool BH1143, 4.00%, 04/01/2047	173,473	161,908
Pool BD2419, 4.00%, 05/01/2047	984,742	919,263
Pool BH1167, 4.00%, 05/01/2047	95,442	89,373
Pool BE3689, 4.00%, 06/01/2047	1,988,101	1,855,906
Pool BH5309, 4.00%, 06/01/2047	875,998	817,760
Pool BE3762, 4.00%, 07/01/2047	621,131	579,720
Pool BH5334, 4.00%, 07/01/2047	5,329	4,993
Pool BH5335, 4.00%, 07/01/2047	166,755	156,151
Pool BH5361, 4.00%, 08/01/2047	401,471	374,781
Pool BH5395, 4.00%, 09/01/2047	419,964	393,036
Pool BH4060, 4.00%, 10/01/2047	666,866	622,524
Pool BH9379, 4.00%, 10/01/2047	110,390	103,436
Pool BH5748, 4.00%, 11/01/2047	775,139	723,597
Pool BJ4571, 4.00%, 01/01/2048	165,717	155,091
Pool BK1957, 4.00%, 03/01/2048	105,533	98,781
Pool BK1968, 4.00%, 03/01/2048	255,668	238,203
Pool BK1969, 4.00%, 03/01/2048	425,049	395,974
Pool BK2557, 4.00%, 03/01/2048	772,375	719,542
Pool BJ2676, 4.00%, 04/01/2048	160,389	149,660
Pool BK2008, 4.00%, 04/01/2048	443,721	414,624
Pool BJ2752, 4.00%, 05/01/2048	838,648	781,281
Pool BJ9235, 4.00%, 06/01/2048	1,238,707	1,153,975
Pool BK5289, 4.00%, 06/01/2048	585,856	547,438
Pool CA1934, 4.00%, 06/01/2048	1,224,235	1,140,607
Pool BK0898, 4.00%, 07/01/2048	177,692	165,538
Pool BK8813, 4.00%, 07/01/2048	601,378	561,149
Pool CA2094, 4.00%, 07/01/2048	1,259,744	1,173,690
Pool BK4747, 4.00%, 08/01/2048	329,839	307,774
Pool BK8829, 4.00%, 08/01/2048	235,438	219,999
Pool BH0713, 4.00%, 09/01/2048	55,832	52,231
Pool BK4815, 4.00%, 09/01/2048	601,013	559,957
Pool BK8895, 4.00%, 09/01/2048	434,136	406,359
Pool CA2315, 4.00%, 09/01/2048	333,251	310,456
Pool BK7669, 4.00%, 10/01/2048	667,600	622,942
Pool CA2532, 4.00%, 10/01/2048	1,121,821	1,045,189
Pool BK7934, 4.00%, 11/01/2048	916,259	853,669
Pool BH0723, 4.00%, 12/01/2048	149,413	139,615
Pool BN0321, 4.00%, 12/01/2048	512,546	477,534
Pool BN3958, 4.00%, 12/01/2048	282,100	263,230
Pool CA2994, 4.00%, 01/01/2049	112,803	105,257
Pool BN4338, 4.00%, 02/01/2049	153,534	143,632
Pool BN4347, 4.00%, 02/01/2049	204,427	191,022
Pool BN5288, 4.00%, 02/01/2049	928,271	864,860
Pool CA3143, 4.00%, 02/01/2049	304,002	282,615
Pool BN4373, 4.00%, 03/01/2049	631,039	586,185
Pool BN4386, 4.00%, 03/01/2049	206,747	192,052
Pool BN5350, 4.00%, 03/01/2049	281,178	261,397
Pool BN6227, 4.00%, 03/01/2049	152,070	142,126
Pool CA3270, 4.00%, 03/01/2049	198,443	184,482
Pool BN6236, 4.00%, 04/01/2049	16,115	15,072
Pool BN6247, 4.00%, 04/01/2049	60,193	56,209
Pool BN6285, 4.00%, 04/01/2049	287,987	267,517

The accompanying notes are an integral part of the financial statements.

19

	Principal Amount	Value
Pool BN6563, 4.00%, 04/01/2049	$85,618	$79,532
Pool BN6301, 4.00%, 05/01/2049	613,948	571,508
Pool BN8894, 4.00%, 05/01/2049	612,076	569,016
Pool BN8913, 4.00%, 06/01/2049	231,793	216,532
Pool BN8923, 4.00%, 06/01/2049	479,412	446,272
Pool BN8931, 4.00%, 06/01/2049	408,640	381,594
Pool BO1274, 4.00%, 07/01/2049	171,105	159,839
Pool BO1285, 4.00%, 07/01/2049	419,468	391,226
Pool BO1316, 4.00%, 07/01/2049	86,240	80,629
Pool BO1326, 4.00%, 08/01/2049	697,421	648,357
Pool BO2971, 4.00%, 09/01/2049	143,442	134,063
Pool BO5432, 4.00%, 10/01/2049	369,800	344,237
Pool BO5373, 4.00%, 12/01/2049	109,368	102,216
Pool BO8938, 4.00%, 01/01/2050	390,129	364,308
Pool BO9007, 4.00%, 02/01/2050	238,474	222,690
Pool BV8523, 4.00%, 05/01/2052	1,462,041	1,350,503
Pool BV8524, 4.00%, 05/01/2052	1,391,422	1,293,404
Pool BV9872, 4.00%, 05/01/2052	1,040,314	956,165
Pool BV9873, 4.00%, 05/01/2052	1,544,087	1,435,076
Pool BW1787, 4.00%, 05/01/2052	118,755	109,677
Pool BT8307, 4.00%, 06/01/2052	1,052,426	967,135
Pool CB3987, 4.00%, 06/01/2052	7,718,388	7,092,868
Pool BW6011, 4.00%, 07/01/2052	810,679	747,772
Pool CB4207, 4.00%, 07/01/2052	4,036,684	3,709,540
Pool BX0008, 4.00%, 09/01/2052	197,506	181,451
Pool CB6590, 4.00%, 06/01/2053	7,570,490	6,941,497
Pool CB6626, 4.00%, 07/01/2053	7,016,539	6,433,114
Pool CB6958, 4.00%, 08/01/2053	7,209,123	6,609,685
Pool CB7018, 4.00%, 09/01/2053	7,519,370	6,894,134
Pool AC4095, 4.50%, 09/01/2039	4,128	4,076
Pool AH6769, 4.50%, 03/01/2041	60,640	59,630
Pool AI3491, 4.50%, 06/01/2041	93,543	91,983
Pool AI5362, 4.50%, 06/01/2041	79,925	78,595
Pool AI6155, 4.50%, 07/01/2041	100,101	98,432
Pool AI8167, 4.50%, 08/01/2041	39,635	38,975
Pool BH1145, 4.50%, 04/01/2047	97,366	93,834
Pool BK2031, 4.50%, 04/01/2048	206,182	197,944
Pool BK5278, 4.50%, 05/01/2048	608,353	584,046
Pool BK5299, 4.50%, 06/01/2048	119,836	115,337
Pool BK8815, 4.50%, 07/01/2048	76,686	73,717
Pool BK8869, 4.50%, 09/01/2048	693,404	666,455
Pool BK8905, 4.50%, 09/01/2048	314,755	302,304
Pool BN0889, 4.50%, 11/01/2048	348,053	334,146
Pool BN0323, 4.50%, 12/01/2048	255,086	244,805
Pool BN4308, 4.50%, 12/01/2048	174,981	168,625
Pool CA2842, 4.50%, 12/01/2048	377,388	362,178
Pool BN5289, 4.50%, 01/01/2049	114,086	109,641
Pool BN4339, 4.50%, 02/01/2049	187,030	179,787
Pool BN4384, 4.50%, 03/01/2049	49,786	47,765
Pool BN6238, 4.50%, 04/01/2049	99,169	95,196
Pool BN6277, 4.50%, 04/01/2049	28,319	27,170
Pool BN6302, 4.50%, 05/01/2049	7,199	6,906
Pool BN8924, 4.50%, 06/01/2049	273,163	261,844
Pool BN8932, 4.50%, 06/01/2049	104,920	100,459
Pool BO1320, 4.50%, 08/01/2049	172,730	165,580

The accompanying notes are an integral part of the financial statements.

20	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BW6012, 4.50%, 07/01/2052	$582,971	$554,143
Pool BW5904, 4.50%, 08/01/2052	332,243	314,339
Pool CB4293, 4.50%, 08/01/2052	5,725,183	5,416,661
Pool BX0009, 4.50%, 09/01/2052	477,435	451,670
Pool CB4717, 4.50%, 09/01/2052	7,525,040	7,118,361
Pool CB4824, 4.50%, 10/01/2052	6,727,117	6,363,561
Pool BX0443, 4.50%, 11/01/2052	1,783,523	1,686,997
Pool BX4663, 4.50%, 11/01/2052	734,962	695,186
Pool BX4161, 4.50%, 12/01/2052	539,288	509,865
Pool CB5950, 4.50%, 03/01/2053	4,277,991	4,041,710
Pool BX9384, 4.50%, 04/01/2053	266,697	252,897
Pool CB6135, 4.50%, 04/01/2053	15,561,351	14,700,663
Pool BY0168, 4.50%, 05/01/2053	632,838	597,787
Pool CB6364, 4.50%, 05/01/2053	8,402,609	7,937,867
Pool BY1804, 4.50%, 06/01/2053	570,341	539,818
Pool CB6591, 4.50%, 06/01/2053	9,764,515	9,222,934
Pool CB6627, 4.50%, 07/01/2053	8,560,879	8,086,057
Pool CB7019, 4.50%, 09/01/2053	2,726,188	2,574,560
Pool DC3503, 4.50%, 10/01/2054	309,295	292,076
Pool CB9710, 4.50%, 12/01/2054	2,816,562	2,658,387
Pool DC6985, 4.50%, 12/01/2054	1,042,366	984,130
Pool 890230, 5.00%, 07/01/2040	2,048,522	2,057,756
Pool AD8500, 5.00%, 08/01/2040	72,860	73,190
Pool AH6772, 5.00%, 03/01/2041	45,725	45,908
Pool AH8879, 5.00%, 04/01/2041	85,092	85,431
Pool AI6154, 5.00%, 07/01/2041	98,829	99,223
Pool BK5300, 5.00%, 05/01/2048	359,942	354,378
Pool BK8817, 5.00%, 07/01/2048	84,873	83,891
Pool BK8870, 5.00%, 09/01/2048	281,031	275,605
Pool BN6239, 5.00%, 04/01/2049	33,587	32,866
Pool BX0444, 5.00%, 11/01/2052	2,503,461	2,427,687
Pool CB5052, 5.00%, 11/01/2052	22,211,761	21,608,062
Pool BX4162, 5.00%, 12/01/2052	478,251	464,435
Pool BX4662, 5.00%, 12/01/2052	684,412	668,946
Pool BX4182, 5.00%, 01/01/2053	608,077	589,951
Pool BX6155, 5.00%, 02/01/2053	131,302	127,281
Pool BX9388, 5.00%, 03/01/2053	3,441,175	3,336,233
Pool CB5794, 5.00%, 03/01/2053	13,579,984	13,197,639
Pool CB5951, 5.00%, 03/01/2053	6,940,815	6,743,784
Pool BX9387, 5.00%, 04/01/2053	1,261,782	1,222,399
Pool BY0169, 5.00%, 05/01/2053	777,610	753,912
Pool BY1805, 5.00%, 06/01/2053	2,667,098	2,585,104
Pool BY8468, 5.00%, 08/01/2053	1,223,180	1,185,545
Pool BY9981, 5.00%, 09/01/2053	322,261	313,244
Pool CB7230, 5.00%, 10/01/2053	9,840,591	9,547,529
Pool CB7459, 5.00%, 11/01/2053	6,977,922	6,768,492
Pool CB7613, 5.00%, 12/01/2053	2,172,981	2,107,258
Pool DB0787, 5.00%, 04/01/2054	150,956	146,303
Pool DB2784, 5.00%, 05/01/2054	315,756	306,059
Pool DC1301, 5.00%, 09/01/2054	231,374	224,248
Pool DC3520, 5.00%, 10/01/2054	1,920,761	1,862,730
Pool DC7885, 5.00%, 10/01/2054	680,319	658,764
Pool DC9457, 5.00%, 11/01/2054	476,994	463,355
Pool DC7000, 5.00%, 12/01/2054	1,260,090	1,222,044
Pool DD1887, 5.00%, 12/01/2054	485,210	470,285

The accompanying notes are an integral part of the financial statements.

21

	Principal Amount	Value
Pool MA55552, 5.00%, 12/01/2054	$9,257,571	$8,964,261
Pool DC9745, 5.00%, 01/01/2055	790,026	765,415
Pool CB9911, 5.00%, 02/01/2055	4,467,989	4,337,411
Pool DD4264, 5.00%, 02/01/2055	156,955	152,075
Pool DD8474, 5.00%, 05/01/2055	483,251	468,059
Pool 890246, 5.50%, 11/01/2038	905,838	927,767
Pool BX0445, 5.50%, 11/01/2052	3,075,616	3,052,490
Pool BX4163, 5.50%, 12/01/2052	930,411	926,633
Pool CB5228, 5.50%, 12/01/2052	14,552,217	14,468,335
Pool CB5391, 5.50%, 12/01/2052	5,964,681	5,928,860
Pool BX4176, 5.50%, 01/01/2053	617,045	612,729
Pool BX6156, 5.50%, 02/01/2053	820,456	813,717
Pool CB5607, 5.50%, 02/01/2053	2,351,741	2,338,023
Pool CB5762, 5.50%, 02/01/2053	2,713,875	2,691,223
Pool BX9385, 5.50%, 04/01/2053	672,697	668,457
Pool BY0170, 5.50%, 05/01/2053	1,082,152	1,072,908
Pool BY1806, 5.50%, 06/01/2053	610,426	605,086
Pool BY8469, 5.50%, 08/01/2053	1,745,459	1,729,170
Pool BY9982, 5.50%, 09/01/2053	1,560,493	1,549,600
Pool CB7233, 5.50%, 10/01/2053	11,923,676	11,818,993
Pool DA1488, 5.50%, 10/01/2053	766,302	759,372
Pool CB7456, 5.50%, 11/01/2053	8,237,695	8,164,863
Pool DA4978, 5.50%, 11/01/2053	239,425	237,121
Pool CB7592, 5.50%, 12/01/2053	11,609,186	11,505,829
Pool DA8573, 5.50%, 02/01/2054	618,554	613,782
Pool CB8233, 5.50%, 03/01/2054	12,713,695	12,651,355
Pool DB0789, 5.50%, 04/01/2054	1,303,051	1,292,701
Pool DB2785, 5.50%, 05/01/2054	1,891,911	1,878,059
Pool DB5325, 5.50%, 05/01/2054	777,758	774,249
Pool DB6583, 5.50%, 06/01/2054	1,322,321	1,314,020
Pool DB7487, 5.50%, 06/01/2054	478,462	474,988
Pool DB8695, 5.50%, 08/01/2054	1,614,101	1,602,155
Pool DC2233, 5.50%, 08/01/2054	736,238	732,305
Pool CB9119, 5.50%, 09/01/2054	12,847,660	12,779,695
Pool DC4910, 5.50%, 10/01/2054	864,586	858,486
Pool DC7884, 5.50%, 10/01/2054	1,129,554	1,119,171
Pool CB9581, 5.50%, 11/01/2054	1,305,991	1,294,585
Pool DC7017, 5.50%, 12/01/2054	1,365,485	1,355,160
Pool DC9764, 5.50%, 01/01/2055	1,953,368	1,935,885
Pool DD1888, 5.50%, 01/01/2055	675,979	673,012
Pool CB9912, 5.50%, 02/01/2055	13,425,815	13,349,599
Pool CC0071, 5.50%, 02/01/2055	1,482,765	1,481,802
Pool DD3897, 5.50%, 02/01/2055	1,527,962	1,518,463
Pool DD4282, 5.50%, 03/01/2055	1,409,944	1,396,989
Pool DD5892, 5.50%, 03/01/2055	831,946	823,847
Pool CC0361, 5.50%, 04/01/2055	2,448,203	2,427,549
Pool DD6375, 5.50%, 04/01/2055	555,142	550,294
Pool DD8492, 5.50%, 05/01/2055	1,402,693	1,390,051
Pool 890247, 6.00%, 09/01/2038	915,971	955,159
Pool BX0446, 6.00%, 11/01/2052	748,332	757,278
Pool BX4164, 6.00%, 12/01/2052	1,631,819	1,650,181
Pool BX4177, 6.00%, 01/01/2053	1,248,822	1,266,989
Pool BX6157, 6.00%, 02/01/2053	419,341	424,223
Pool BX9386, 6.00%, 04/01/2053	1,520,139	1,537,024
Pool BY0171, 6.00%, 05/01/2053	1,236,534	1,252,955

The accompanying notes are an integral part of the financial statements.

22	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BY1807, 6.00%, 06/01/2053	$627,788	$634,413
Pool BY8470, 6.00%, 08/01/2053	815,937	826,773
Pool BY9983, 6.00%, 09/01/2053	556,847	563,129
Pool DA1489, 6.00%, 10/01/2053	778,610	786,766
Pool DA4979, 6.00%, 11/01/2053	858,462	867,615
Pool CB7612, 6.00%, 12/01/2053	13,007,991	13,155,444
Pool CB7745, 6.00%, 12/01/2053	9,036,761	9,138,504
Pool DA5136, 6.00%, 01/01/2054	727,135	734,859
Pool DA8574, 6.00%, 03/01/2054	1,482,521	1,498,089
Pool DB0792, 6.00%, 04/01/2054	1,286,854	1,301,193
Pool CB8426, 6.00%, 05/01/2054	6,529,244	6,620,705
Pool DB2786, 6.00%, 05/01/2054	3,300,287	3,334,959
Pool DB6590, 6.00%, 06/01/2054	1,472,598	1,488,172
Pool CB8947, 6.00%, 07/01/2054	4,921,520	4,990,460
Pool DB3721, 6.00%, 07/01/2054	287,733	292,636
Pool DB8901, 6.00%, 07/01/2054	856,254	868,958
Pool DB9723, 6.00%, 07/01/2054	1,976,366	2,000,944
Pool DB8714, 6.00%, 08/01/2054	1,618,596	1,636,631
Pool DC1339, 6.00%, 09/01/2054	2,036,230	2,059,254
Pool DC4922, 6.00%, 10/01/2054	425,172	430,607
Pool DC7028, 6.00%, 11/01/2054	436,165	440,930
Pool DD0841, 6.00%, 01/01/2055	1,070,321	1,081,525
Pool DD5559, 6.00%, 03/01/2055	733,865	741,923
Pool DD5893, 6.00%, 03/01/2055	464,323	468,990
Pool DD6403, 6.00%, 04/01/2055	129,737	131,110
Pool DD8509, 6.00%, 05/01/2055	1,358,504	1,373,421
Pool 886136, 6.50%, 07/01/2036	132,775	141,159
Pool 900106, 6.50%, 08/01/2036	44,230	47,006
Pool 947771, 6.50%, 09/01/2037	25,666	27,344
Pool BY9984, 6.50%, 09/01/2053	564,560	580,569
Pool DA1490, 6.50%, 10/01/2053	270,659	278,334
Pool DA4980, 6.50%, 11/01/2053	511,026	524,836
Pool CB7746, 6.50%, 12/01/2053	12,480,365	12,817,637
Pool DA5137, 6.50%, 12/01/2053	1,567,570	1,608,877
Pool DA8575, 6.50%, 02/01/2054	1,234,060	1,268,157
Pool CB8427, 6.50%, 04/01/2054	6,177,323	6,366,821
Pool DB0794, 6.50%, 04/01/2054	1,249,174	1,284,050
Pool CB8456, 6.50%, 05/01/2054	3,624,872	3,736,070
Pool DB2791, 6.50%, 05/01/2054	2,416,479	2,483,981
Pool DB6592, 6.50%, 06/01/2054	5,390,169	5,534,643
Pool CB8816, 6.50%, 07/01/2054	6,351,089	6,547,353
Pool DC0192, 6.50%, 08/01/2054	2,194,477	2,255,503
Pool DC1357, 6.50%, 09/01/2054	2,017,670	2,073,810
Pool DD6426, 6.50%, 04/01/2055	1,010,709	1,039,700
Pool DA4981, 7.00%, 11/01/2053	928,844	971,275
Pool DA5138, 7.00%, 01/01/2054	545,356	572,672
Pool DA8576, 7.00%, 02/01/2054	753,279	786,324
Pool DB2792, 7.00%, 05/01/2054	295,615	309,753
Pool DB6593, 7.00%, 06/01/2054	327,880	342,433
Pool DC0200, 7.00%, 07/01/2054	1,002,764	1,047,269
Pool DA5139, 7.50%, 12/01/2053	406,791	439,687
		809,173,147

FRESB Multifamily Mortgage Pass-Through Certificates - 0.46%
Pool 2021-SB83, 0.63%, 01/25/2026 (b)	2,544,507	2,486,515

The accompanying notes are an integral part of the financial statements.

23

	Principal Amount	Value
Pool 2021-SB82, 0.67%, 11/25/2025 (b)	$1,716,946	$1,689,776
Pool 2021-SB87, 0.78%, 04/25/2041 (b)	2,294,649	2,213,548
Pool 2021-SB82, 0.86%, 12/25/2027 (b)	2,002,608	1,856,223
Pool 2021-SB87, 1.07%, 04/25/2028 (b)	945,204	870,152
Pool 2022-SB104, 2.66%, 08/25/2032 (b)	1,954,475	1,735,744
Pool 2022-SB104, 2.79%, 09/25/2042 (b)	1,911,717	1,752,749
Pool 2017-SB43, 3.00%, 10/25/2027 (b)	364,995	354,114
Pool 2025-SB121 A7F, 4.44%, 04/25/2032	1,500,000	1,479,650
Pool 2025-SB121 A10F, 4.60%, 02/25/2035	955,000	932,178
Pool 2025-SB118, 4.64%, 11/25/2031 (b)	1,424,021	1,420,329
Pool 2017-SB43, 5.17%, (SOFR30A+0.814%), 10/25/2037 (b)	132,841	132,764
		16,923,742

GNMA Multifamily - 11.86%
Pool 2021-31, 1.10%, 01/16/2061	2,101,840	1,495,088
Pool 2021-36, 1.15%, 03/16/2057	610,799	446,452
Pool 2021-47, 1.15%, 03/16/2061	4,584,382	3,278,408
Pool 2021-28, 1.20%, 01/16/2062	2,536,163	1,832,094
Pool 2021-186, 1.25%, 05/16/2052	4,513,974	3,612,351
Pool 2021-5, 1.25%, 01/16/2061	437,548	315,822
Pool 2021-51, 1.25%, 10/16/2062	889,907	642,889
Pool 2020-135, 1.30%, 01/16/2063	1,120,569	804,860
Pool 2021-134 KQ, 1.40%, 03/16/2060	328,648	240,432
Pool 2021-43, 1.40%, 03/16/2062	1,286,902	947,034
Pool 2022-3 AN, 1.50%, 09/16/2051	4,747,781	3,866,793
Pool 2021-79, 1.50%, 10/16/2057	974,794	764,951
Pool 2021-218 AG, 1.50%, 11/16/2059	778,914	578,951
Pool 2021-219 AJ, 1.50%, 11/16/2059	1,109,603	861,057
Pool 2021-217 AB, 1.50%, 12/16/2061	1,317,924	1,089,779
Pool 2021-68, 1.50%, 12/16/2061	1,224,054	950,857
Pool 2022-2 AC, 1.50%, 01/16/2062	546,419	421,251
Pool 2020-89 AB, 1.50%, 02/16/2062	392,996	289,372
Pool 2020-69, 1.50%, 03/16/2062	941,375	692,286
Pool 2021-164, 1.50%, 03/16/2062	2,563,857	1,988,160
Pool 2020-139, 1.50%, 04/16/2062	746,473	552,538
Pool 2021-210, 1.50%, 05/16/2062	474,785	350,646
Pool 2020-158, 1.50%, 09/16/2062	2,411,757	1,785,241
Pool 2021-102 AD, 1.50%, 10/16/2062	853,231	631,314
Pool 2020-170, 1.50%, 11/16/2062	380,055	279,139
Pool 2021-183, 1.50%, 01/16/2063	1,391,578	1,032,328
Pool 2021-40, 1.50%, 02/16/2063	691,765	511,311
Pool 2021-21, 1.50%, 06/16/2063	4,546,350	3,360,901
Pool 2022-7 AC, 1.50%, 01/16/2064	1,789,112	1,331,853
Pool 2013-85 A, 1.55%, 09/16/2046	100,168	94,681
Pool 2013-7 AC, 1.60%, 03/16/2047	376,419	342,686
Pool 2021-75, 1.60%, 04/16/2062	2,071,341	1,544,954
Pool 2020-197, 1.60%, 10/16/2062	3,084,781	2,296,162
Pool 2022-21 AB, 1.60%, 12/16/2062	1,327,162	1,009,206
Pool 2020-100, 1.65%, 04/16/2062	739,018	566,253
Pool 2021-170, 1.65%, 12/16/2062	723,838	541,957
Pool 2021-65, 1.65%, 12/16/2062	379,839	283,500
Pool 2021-220 AC, 1.65%, 11/16/2063	4,563,994	3,412,836
Pool 2012-139 AB, 1.67%, 02/16/2053	29,589	23,132
Pool 2021-90, 1.70%, 05/16/2061	1,874,651	1,399,131
Pool 2013-50 AB, 1.73%, 05/16/2045	141,601	133,766

The accompanying notes are an integral part of the financial statements.

24	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2022-15 AP, 1.75%, 12/16/2055	$1,230,575	$960,163
Pool 2021-222 AP, 1.75%, 02/16/2056	5,204,662	4,059,907
Pool 2022-14 AG, 1.75%, 01/01/2058	2,096,413	1,593,355
Pool 2022-038, 1.75%, 01/16/2062	7,350,602	5,489,000
Pool 2022-41 AD, 1.75%, 01/16/2062	1,678,522	1,356,127
Pool 2021-80, 1.75%, 06/16/2062	1,831,610	1,406,170
Pool 2022-8 AB, 1.75%, 07/16/2062	1,418,962	1,111,787
Pool 2020-128, 1.75%, 10/16/2062	1,884,630	1,403,789
Pool 2021-110 AC, 1.75%, 10/16/2062	133,861	100,773
Pool 2021-33, 1.75%, 10/16/2062	1,062,065	794,028
Pool 2022-042, 1.75%, 03/16/2063	931,060	713,330
Pool 2012-144 AD, 1.77%, 01/16/2053	115,712	100,183
Pool 2012-99 AE, 1.80%, 02/16/2048	304,032	254,829
Pool 2013-12 AB, 1.83%, 11/16/2052	78,907	74,090
Pool 2013-72 AC, 1.88%, 05/16/2046	241,612	219,294
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	601,435	482,158
Pool 2012-150 AB, 1.90%, 08/16/2044	12,090	11,695
Pool 2012-120 A, 1.90%, 02/16/2053	597,427	504,493
Pool 2020-71, 1.90%, 01/16/2062	705,274	530,808
Pool 2022-59 AB, 2.00%, 07/16/2043	1,266,083	1,157,759
Pool 2022-115, 2.00%, 09/16/2048	9,201,668	8,010,929
Pool 2013-128 AB, 2.00%, 10/16/2051	758,003	651,447
Pool 2011-143, 2.00%, 10/16/2057	1,338,428	1,019,209
Pool 2017-7, 2.00%, 11/16/2058	61,875	47,963
Pool 2022-77 AD, 2.00%, 01/16/2062	1,193,732	946,146
Pool 2020-118 AC, 2.00%, 04/16/2062	572,525	435,751
Pool 2020-91 AQ, 2.00%, 05/16/2062	1,090,420	819,070
Pool 2020-106 AG, 2.00%, 06/16/2062	728,620	552,111
Pool 2020-111 AD, 2.00%, 09/15/2062	1,459,101	1,114,219
Pool 2020-159, 2.00%, 10/16/2062	1,405,123	1,070,377
Pool 2022-042, 2.00%, 10/16/2062	930,920	740,221
Pool 2022-71 AH, 2.00%, 05/16/2063	1,867,678	1,464,212
Pool 2022-035, 2.00%, 10/16/2063 (b)	337,994	263,872
Pool 2022-49 AH, 2.00%, 03/16/2064	5,459,740	4,153,462
Pool 2022-73 AK, 2.00%, 03/16/2064	1,044,239	801,582
Pool 2012-112 AD, 2.09%, 02/16/2053	61,029	51,467
Pool 2012-114 A, 2.10%, 01/16/2053 (b)	144,956	123,150
Pool 2022-74 DA, 2.10%, 12/16/2058 (b)	3,264,540	2,531,136
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	108,675	87,762
Pool AA8478, 2.15%, 05/15/2035	215,798	215,798
Pool AA8479, 2.15%, 11/15/2035	458,169	458,169
Pool 2022-082, 2.15%, 12/16/2050	1,349,128	1,154,477
Pool 2022-96 DA, 2.15%, 02/16/2057	740,927	578,343
Pool 2022-72 AD, 2.15%, 04/16/2063	456,757	358,900
Pool 2013-94 AB, 2.20%, 03/16/2054	110,389	98,225
Pool 2016-152, 2.20%, 08/15/2058	1,036,644	814,399
Pool 2020-2020, 2.20%, 04/16/2061	476,872	398,350
Pool 2020-70, 2.20%, 04/16/2062	509,379	393,486
Pool AC5324, 2.23%, 09/15/2032	465,558	465,558
Pool 2016-40, 2.25%, 03/16/2050	2,107,723	1,837,569
Pool 2019-127, 2.25%, 08/16/2053	309,521	248,947
Pool 2016-175, 2.25%, 09/16/2058	1,633,916	1,282,718
Pool 2020-10, 2.25%, 05/16/2060	2,122,091	1,810,376
Pool 2020-48, 2.25%, 11/16/2061	1,546,868	1,202,862
Pool 2022-149, 2.25%, 03/16/2062	4,497,931	4,139,064

The accompanying notes are an integral part of the financial statements.

25

	Principal Amount	Value
Pool 2021-112 AC, 2.25%, 10/16/2063	$1,306,688	$1,017,568
Pool 2022-167, 2.30%, 10/16/2050	1,373,082	1,250,373
Pool 2017-20, 2.30%, 09/16/2057	698,766	563,271
Pool 2016-125, 2.30%, 12/16/2057	356,422	281,039
Pool 2017-003, 2.30%, 09/16/2058	983,339	776,700
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	393,485	355,277
Pool 2015-125 AB, 2.35%, 04/16/2047	1,064,011	971,059
Pool 2016-87, 2.35%, 03/16/2058	282,389	227,191
Pool 2020-26 AD, 2.35%, 04/15/2061	862,188	696,336
Pool 2016-40, 2.40%, 06/16/2049	690,601	605,868
Pool 2018-16, 2.40%, 03/16/2050	3,007,272	2,714,458
Pool 2017-30, 2.40%, 03/16/2051	1,050,142	922,213
Pool 2018-26, 2.40%, 03/16/2052	1,057,802	990,105
Pool 2017-50, 2.40%, 01/16/2057	1,934,748	1,537,742
Pool 2017-16, 2.40%, 01/16/2058	556,611	453,361
Pool 2017-29, 2.40%, 01/16/2058	1,205,178	1,022,533
Pool 2016-113, 2.40%, 02/16/2058	532,171	422,141
Pool 2017-49, 2.40%, 05/16/2058	1,293,955	1,078,395
Pool 2017-41, 2.40%, 07/16/2058	413,778	367,408
Pool 2020-24 AB, 2.40%, 08/16/2061	833,282	677,361
Pool 2017-169, 2.45%, 03/16/2050	1,060,379	973,448
Pool 2020-23 AC, 2.45%, 02/16/2062	593,553	480,467
Pool 2023-174 AE, 2.50%, 09/16/2046 (b)	7,623,939	7,066,447
Pool 2018-30, 2.50%, 10/16/2048	8,974	8,918
Pool 2022-165, 2.50%, 05/16/2049 (b)	8,294,744	7,662,945
Pool 2017-111, 2.50%, 06/16/2051	68,420	63,846
Pool 2015-114 AD, 2.50%, 11/15/2051	258,263	248,586
Pool 2022-162, 2.50%, 04/16/2054	2,144,980	1,874,988
Pool 2022-150, 2.50%, 07/16/2055	1,214,197	1,100,655
Pool 2017-9, 2.50%, 09/16/2056	485,844	391,778
Pool 2017-157, 2.50%, 10/16/2056	358,806	319,261
Pool 2017-28, 2.50%, 02/16/2057	2,041,688	1,640,810
Pool 2016-36 A, 2.50%, 03/16/2057	119,253	101,620
Pool 2017-72, 2.50%, 04/16/2057	386,476	311,491
Pool 2016-71, 2.50%, 10/16/2057	1,064,050	861,333
Pool 2017-46, 2.50%, 11/16/2057	1,548,205	1,245,728
Pool 2017-64, 2.50%, 11/16/2057	362,449	290,947
Pool 2017-22, 2.50%, 12/16/2057	2,237,414	1,817,653
Pool 2017-47, 2.50%, 08/16/2058	272,225	235,437
Pool 2017-81, 2.50%, 09/16/2058	249,844	204,971
Pool 2017-97, 2.50%, 09/16/2058	224,975	184,252
Pool 2018-3, 2.50%, 10/16/2058	2,549,950	2,135,283
Pool 2017-154, 2.50%, 12/16/2058	1,712,895	1,386,615
Pool 2017-127, 2.50%, 02/16/2059	474,427	383,319
Pool 2017-143, 2.50%, 02/16/2059	813,703	655,093
Pool 2018-75, 2.50%, 04/16/2059	649,035	573,296
Pool 2017-191, 2.50%, 07/16/2059 (b)	2,163,953	1,733,643
Pool 2018-2, 2.50%, 07/16/2059	398,783	323,166
Pool 2017-169, 2.50%, 09/16/2059	73,004	59,074
Pool 2019-141, 2.50%, 08/16/2060	812,587	657,312
Pool 2020-8 AL, 2.50%, 01/16/2061	274,688	231,430
Pool 2019-107, 2.50%, 02/16/2061	504,846	405,255
Pool 2020-2 AH, 2.50%, 02/16/2061	2,222,336	1,838,956
Pool 2019-147 AE, 2.50%, 06/16/2061	605,088	485,596
Pool 2020-72, 2.50%, 02/16/2062	1,553,887	1,261,836

The accompanying notes are an integral part of the financial statements.

26	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2020-10 AC, 2.50%, 04/16/2062	$1,263,758	$1,021,946
Pool 2016-64, 2.55%, 12/16/2057	730,034	592,961
Pool 2019-124, 2.55%, 09/16/2060	191,379	170,990
Pool 2018-74 AG, 2.60%, 12/16/2050	77,176	76,411
Pool 2017-106, 2.60%, 04/16/2051	71,353	65,499
Pool 2015-101 AE, 2.60%, 03/16/2052	236,401	211,714
Pool 2015-128 AJ, 2.60%, 11/16/2055	1,416,203	1,248,395
Pool 2015-160 AC, 2.60%, 01/16/2056 (b)	1,746,964	1,483,137
Pool 2018-69, 2.60%, 03/16/2056	479,762	462,746
Pool 2015-67 AE, 2.60%, 10/16/2056 (b)	408,745	340,210
Pool 2016-24, 2.60%, 12/16/2056	105,199	94,127
Pool 2016-41, 2.60%, 06/16/2057	69,478	56,546
Pool 2017-90, 2.60%, 07/16/2057	1,966,048	1,710,738
Pool 2017-62, 2.60%, 11/16/2057	722,439	628,333
Pool 2017-92, 2.60%, 06/16/2058	929,254	823,107
Pool 2018-16, 2.60%, 06/16/2058	2,144,808	1,831,633
Pool 2017-74, 2.60%, 09/16/2058	2,414,820	1,990,639
Pool 2018-28, 2.60%, 09/16/2058	3,499,404	2,962,748
Pool 2017-108, 2.60%, 10/16/2058	389,872	324,808
Pool 2017-135, 2.60%, 10/16/2058	1,912,889	1,564,090
Pool 2017-70, 2.60%, 10/16/2058	148,268	123,015
Pool 2017-102, 2.60%, 12/16/2058 (b)	947,080	761,191
Pool 2017-124, 2.60%, 12/16/2058	420,109	346,265
Pool 2017-131, 2.60%, 12/16/2058 (b)	937,257	756,463
Pool 2018-9, 2.60%, 12/16/2058	975,483	802,959
Pool 2017-105, 2.60%, 01/16/2059	266,993	223,028
Pool 2017-143, 2.60%, 01/16/2059	1,126,754	916,606
Pool 2017-94, 2.60%, 02/16/2059	167,920	139,270
Pool 2017-169, 2.60%, 04/16/2059 (b)	3,012,162	2,452,612
Pool 2017-185, 2.60%, 04/16/2059 (b)	102,495	83,612
Pool 2017-126, 2.60%, 05/16/2059	61,024	51,270
Pool 2017-152, 2.60%, 05/16/2059	161,191	138,362
Pool 2017-61, 2.60%, 05/16/2059	385,881	327,518
Pool 2018-41 AD, 2.60%, 06/16/2059	489,332	452,923
Pool 2018-35, 2.60%, 09/16/2059	2,135,084	1,822,379
Pool 2019-88, 2.60%, 12/16/2059	497,402	433,465
Pool 2017-190, 2.60%, 03/16/2060	579,520	474,786
Pool 2019-147, 2.60%, 09/16/2060	139,733	116,405
Pool 2019-130, 2.60%, 11/16/2061	288,500	247,005
Pool 2017-7, 2.61%, 12/16/2058 (b)	2,555,724	1,786,992
Pool 591746, 2.63%, 06/15/2048	669,459	669,459
Pool 2014-88 AH, 2.64%, 06/16/2054 (b)	55,263	51,304
Pool 2015-86 AC, 2.65%, 03/16/2050	270,006	256,506
Pool 2015-171 EA, 2.65%, 12/16/2052	33,879	28,638
Pool 2016-178, 2.65%, 08/16/2058	2,255,860	1,878,576
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	167,093	149,059
Pool 2018-60, 2.70%, 12/16/2058	635,843	570,293
Pool 2017-159, 2.70%, 01/16/2059	466,368	383,144
Pool 2018-25, 2.70%, 04/16/2059	4,373,364	3,768,619
Pool 2018-43, 2.70%, 10/16/2059	612,095	512,665
Pool 2022-102, 2.70%, 06/16/2064 (b)	2,971,493	2,439,435
Pool AC3668, 2.73%, 04/15/2043	1,576,213	1,576,213
Pool 2018-62, 2.75%, 05/16/2051	496,605	458,168
Pool 2016-39, 2.75%, 01/16/2056	1,165,777	960,989
Pool 2015-81 AE, 2.75%, 10/16/2056 (b)	166,787	154,907

The accompanying notes are an integral part of the financial statements.

27

	Principal Amount	Value
Pool 2017-54, 2.75%, 09/16/2057	$162,247	$139,975
Pool 2019-81 AC, 2.75%, 08/16/2060	45,783	38,831
Pool 2019-146, 2.75%, 07/16/2061 (b)	791,912	676,510
Pool 2022-163, 2.75%, 07/16/2062	524,494	475,106
Pool 2015-6 AH, 2.80%, 02/16/2051 (b)	413,440	373,983
Pool 2014-186 AH, 2.80%, 08/16/2054	83,987	76,332
Pool 2015-140 AC, 2.80%, 11/16/2056	427,378	383,362
Pool 2018-56, 2.80%, 04/16/2058	1,794,751	1,617,917
Pool BX1556, 2.80%, 06/15/2062	9,025,650	7,170,052
Pool 2014-124 AH, 2.81%, 09/16/2049 (b)	29,236	26,388
Pool 2018-82, 2.85%, 12/16/2051	894,584	798,750
Pool 2014-157 AB, 2.85%, 08/16/2054 (b)	5,676	5,625
Pool 2014-187 AF, 2.85%, 12/16/2055 (b)	576,157	518,251
Pool 2015-48 AE, 2.90%, 02/16/2050 (b)	36,467	34,664
Pool AV9479, 2.90%, 10/15/2051	7,345,164	7,345,164
Pool 2013-154, 2.90%, 09/16/2053 (b)	529,116	479,355
Pool 2015-73 AG, 2.90%, 11/16/2055 (b)	288,891	264,382
Pool 2015-7 AD, 2.90%, 01/16/2056 (b)	84,026	79,768
Pool 2018-110, 2.90%, 09/16/2059	132,471	118,186
Pool 2016-40, 2.95%, 05/16/2050 (b)	743,586	624,594
Pool 2019-94 AG, 2.95%, 07/16/2060	296,024	276,442
Pool 2015-22 B, 3.00%, 01/16/2049 (b)	1,975,000	1,684,274
Pool 2018-73, 3.00%, 04/16/2049	111,559	105,788
Pool 2018-96, 3.00%, 09/16/2049	460,978	429,533
Pool 2018-62, 3.00%, 05/16/2050	75,564	71,439
Pool 2018-98, 3.00%, 10/16/2050	68,165	65,789
Pool 2019-53, 3.00%, 06/16/2051	29,934	29,580
Pool 2015-101 MB, 3.00%, 03/16/2052 (b)	2,500,000	2,095,973
Pool 2022-187, 3.00%, 03/16/2054	428,472	395,519
Pool 2015-47 B, 3.00%, 10/16/2055 (b)	400,000	364,323
Pool 2022-158, 3.00%, 06/16/2056 (b)	1,431,464	1,306,792
Pool 2015-19 B, 3.00%, 07/16/2056 (b)	508,351	458,132
Pool 2018-88, 3.00%, 02/16/2058	836,950	734,398
Pool 2018-43, 3.00%, 12/16/2058	103,633	97,090
Pool 2019-63, 3.00%, 02/16/2060	171,062	160,041
Pool 2019-47, 3.00%, 05/16/2060	121,247	107,034
Pool 2019-66, 3.00%, 05/16/2060	1,423	1,404
Pool 2019-75 AC, 3.00%, 05/16/2060	365,894	345,360
Pool 2023-26, 3.00%, 05/16/2064 (b)	2,195,664	1,936,073
Pool 2022-144, 3.00%, 10/16/2064 (b)	706,214	594,033
Pool 2014-164 BA, 3.05%, 09/16/2052	45,630	45,136
Pool AS2544, 3.10%, 04/15/2042	651,449	624,402
Pool AK8205, 3.10%, 09/15/2055	2,074,136	2,040,041
Pool 2018-85, 3.10%, 07/16/2057 (b)	667,775	614,440
Pool 2019-64, 3.10%, 01/16/2060	374,194	346,890
Pool 2019-105 A, 3.10%, 05/16/2061	9,742	8,957
Pool 2014-164 AN, 3.11%, 03/16/2055 (b)	481,473	424,158
Pool 2022-220, 3.15%, 04/16/2053	1,423,329	1,322,455
Pool 2022-184, 3.15%, 01/16/2054	3,495,480	3,255,371
Pool 2023-30, 3.15%, 07/16/2057	1,558,824	1,455,427
Pool 2018-136 AE, 3.15%, 09/16/2058	823,752	771,634
Pool 2019-32, 3.15%, 12/16/2059	572,581	554,881
Pool 2019-80 AB, 3.15%, 11/16/2060	33,368	29,152
Pool 2018-99, 3.20%, 01/16/2052	1,078	1,078
Pool 2015-128 MG, 3.20%, 11/16/2055 (b)	1,000,000	794,360

The accompanying notes are an integral part of the financial statements.

28	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool AK7840, 3.25%, 03/15/2050	$825,670	$825,670
Pool 2022-202 AB, 3.25%, 07/16/2053 (b)	4,782,082	4,401,738
Pool 2022-199, 3.25%, 02/16/2054	616,664	578,420
Pool 2023-73, 3.25%, 09/16/2055 (b)	3,778,013	3,537,726
Pool 2023-33, 3.25%, 06/16/2056 (b)	2,945,615	2,599,013
Pool 2023-2, 3.25%, 07/16/2056 (b)	2,889,338	2,682,944
Pool 2019-26, 3.25%, 01/16/2060	52,092	51,535
Pool 2019-37, 3.25%, 02/16/2060	873,163	828,685
Pool 2018-165 AB, 3.25%, 09/16/2060	1,373,298	1,212,153
Pool 2023-50, 3.25%, 09/16/2063 (b)	1,942,226	1,725,836
Pool 2023-34, 3.25%, 01/16/2064 (b)	2,905,820	2,591,078
Pool 2023-95 AD, 3.25%, 04/16/2064 (b)	2,266,304	2,033,942
Pool 2023-78, 3.25%, 06/16/2064 (b)	2,942,430	2,635,656
Pool 2014-155 DC, 3.33%, 06/16/2047 (b)	402,922	390,118
Pool 2014-61 A, 3.33%, 02/16/2054 (b)	520,353	491,015
Pool 2023-31, 3.35%, 01/16/2056	1,693,999	1,539,407
Pool AT8470, 3.40%, 10/15/2051	1,657,909	1,591,009
Pool AN9543, 3.45%, 11/15/2050	1,485,001	1,451,950
Pool 2014-75 BC, 3.50%, 08/16/2054 (b)	407,362	378,010
Pool 2023-124 GK, 3.50%, 03/16/2055 (b)	5,680,772	5,381,660
Pool 2023-92 AC, 3.50%, 10/16/2062 (b)	3,717,962	3,478,850
Pool 2023-36, 3.50%, 03/16/2063 (b)	1,296,166	1,198,866
Pool 2023-139 AG, 3.50%, 06/16/2064 (b)	4,919,623	4,466,197
Pool AD8950, 3.51%, 09/15/2048	1,812,921	1,812,921
Pool AM0526, 3.51%, 05/15/2050	963,473	958,439
Pool AH5339, 3.55%, 12/15/2050	1,138,447	1,111,695
Pool AC6851, 3.62%, 08/15/2048	801,933	801,933
Pool AC6853, 3.62%, 08/15/2048	801,933	801,933
Pool 661707, 3.75%, 12/15/2054	790,716	790,716
Pool 2023-159 AE, 3.75%, 08/16/2055 (b)	300,885	292,867
Pool 2023-8, 3.75%, 10/16/2063	2,804,587	2,647,522
Pool 2023-119 AE, 3.75%, 03/16/2064 (b)	6,774,758	6,185,336
Pool AG7484, 3.83%, 03/15/2049	408,884	408,884
Pool AO6152, 3.94%, 01/15/2045	1,675,015	1,646,541
Pool 2023-126 A, 4.00%, 06/16/2050	1,976,852	1,925,439
Pool 2023-125, 4.00%, 05/16/2053	466,292	445,108
Pool AH7386, 4.00%, 11/15/2053	1,743,652	1,735,875
Pool 2023-126 AB, 4.00%, 06/16/2054	3,055,142	2,928,105
Pool 2023-91 AC, 4.00%, 02/16/2055	5,655,839	5,431,338
Pool 2023-44, 4.00%, 08/16/2056	5,186,522	4,766,678
Pool 2023-142 A, 4.00%, 08/16/2063 (b)	1,088,926	1,052,031
Pool 2023-197, 4.00%, 01/16/2064 (b)	2,564,425	2,392,217
Pool 2024-2, 4.00%, 07/16/2064	4,873,051	4,515,110
Pool 768250, 4.01%, 08/15/2052	2,177,056	2,177,056
Pool 2024-135, 4.25%, 01/16/2050	716,540	703,459
Pool 2024-50 AB, 4.25%, 10/16/2055	3,937,428	3,806,322
Pool 2023-144 AB, 4.25%, 12/16/2057	2,339,304	2,248,103
Pool 2023-104 AC, 4.25%, 10/16/2062	9,585,098	9,231,839
Pool 2025-3, 4.50%, 11/16/2044	1,485,500	1,473,779
Pool 2025-54 A, 4.50%, 02/16/2045	1,492,959	1,481,025
Pool 2025-3, 4.50%, 12/16/2049	3,000,000	2,935,075
Pool 2025-18, 4.50%, 10/16/2052	1,491,465	1,466,883
Pool 2024-119, 4.50%, 12/16/2053	1,832,976	1,794,639
Pool 2024-93 A, 4.50%, 04/16/2054 (b)	3,448,834	3,387,893
Pool 2024-36, 4.50%, 07/01/2054 (b)	1,053,610	1,030,948

The accompanying notes are an integral part of the financial statements.

29

	Principal Amount	Value
Pool 2025-49, 4.50%, 09/16/2054	$997,759	$974,715
Pool 2024-18, 4.50%, 05/16/2055	5,392,540	5,277,702
Pool 2025-76 AC, 4.50%, 10/16/2055	3,181,608	3,108,097
Pool 2024-52 A, 4.50%, 03/16/2056 (b)	2,197,982	2,162,178
Pool 2024-86 AE, 4.50%, 03/16/2056	1,976,675	1,917,898
Pool 2024-193, 4.50%, 04/16/2056	1,496,659	1,451,844
Pool 2025-58 A, 4.50%, 05/16/2057	997,996	966,625
Pool 2024-98 JA, 4.50%, 08/16/2057 (b)	1,972,995	1,900,653
Pool 2024-158, 4.50%, 09/16/2057	1,977,892	1,891,256
Pool 2024-102 AB, 4.50%, 11/16/2063	892,176	875,307
Pool 2024-88 AB, 4.50%, 02/16/2064 (b)	1,968,919	1,937,646
Pool 2024-17, 4.50%, 05/16/2064	537,110	523,233
Pool 2024-12, 4.50%, 08/16/2064	4,440,286	4,328,954
Pool 2024-153, 4.50%, 03/16/2065	9,348,688	9,196,821
Pool 2024-156, 4.50%, 09/16/2065	1,484,914	1,406,448
Pool AH1338, 4.61%, 06/15/2055	448,178	445,989
Pool 2024-70 BA, 4.75%, 07/16/2054	2,903,908	2,843,883
Pool 2025-94 AL, 4.75%, 03/16/2057	4,000,000	3,938,566
Pool 2025-17, 4.75%, 05/16/2058 (b)	1,992,991	1,953,013
Pool 2024-87 AB, 4.75%, 03/01/2065	3,174,593	3,125,233
Pool 2025-11, 4.75%, 03/16/2065 (b)	727,086	719,076
Pool 2023-177 V, 5.00%, 08/16/2040	1,404,778	1,375,745
Pool 2023-177 A, 5.00%, 09/16/2051	1,758,422	1,752,544
Pool 2025-49 AD, 5.00%, 09/16/2054	1,895,742	1,882,819
Pool 2024-123 A, 5.00%, 03/16/2055	2,367,630	2,353,625
Pool 2025-75 AC, 5.00%, 07/16/2056	1,484,556	1,467,945
Pool 2025-16, 5.00%, 06/01/2065	550,855	545,347
Pool 2025-15, 5.00%, 08/16/2065	1,213,835	1,191,855
Pool 2025-31, 5.00%, 04/16/2066	741,282	733,592
Pool 699710, 5.43%, 07/15/2044	308,798	308,798
Pool 637911, 6.00%, 07/15/2035	256,489	256,489
Pool 636413, 6.25%, 04/15/2036	463,426	463,426
		437,919,323

GNMA Single Family - 0.38%
Pool G2 BV1487, 2.50%, 08/20/2050	145,320	121,703
Pool G2 CE6248, 2.50%, 08/20/2051	195,613	162,803
Pool AD1699, 3.00%, 02/15/2043	44,070	39,609
Pool G2 AV5053, 3.00%, 10/20/2046	276,199	243,895
Pool G2 AX5461, 3.00%, 12/20/2046	533,168	470,775
Pool G2 AX5544, 3.00%, 01/20/2047	106,614	93,654
Pool G2 BV1491, 3.00%, 08/20/2050	371,627	322,840
Pool 779354, 3.50%, 06/15/2042	2,197	2,012
Pool G2 AX5545, 3.50%, 01/20/2047	267,608	242,367
Pool G2 BC5351, 3.50%, 09/20/2047	235,044	212,819
Pool G2 BD9036, 3.50%, 11/20/2047	445,049	402,955
Pool 737576, 4.00%, 11/15/2040	10,466	9,872
Pool 737712, 4.00%, 12/15/2040	84,156	79,384
Pool G2 757173, 4.00%, 12/20/2040	67,548	64,045
Pool 737837, 4.00%, 01/15/2041	171,224	161,513
Pool 759104, 4.00%, 01/15/2041	70,861	66,848
Pool G2 759436, 4.00%, 01/20/2041	34,031	32,266
Pool G2 759466, 4.00%, 01/20/2041	132,735	125,852
Pool 759191, 4.00%, 02/15/2041	212,166	200,137
Pool G2 759301, 4.00%, 02/20/2041	131,087	124,280

The accompanying notes are an integral part of the financial statements.

30	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool G2 763042, 4.00%, 04/20/2041	$46,078	$43,692
Pool 738629, 4.00%, 08/15/2041	228,666	216,038
Pool 738630, 4.00%, 08/15/2041	222,114	209,853
Pool 770515, 4.00%, 08/15/2041	342,560	323,651
Pool 738735, 4.00%, 09/15/2041	61,021	57,652
Pool 738954, 4.00%, 11/15/2041	44,735	42,264
Pool 778766, 4.00%, 01/15/2042	189,607	179,153
Pool 778847, 4.00%, 02/15/2042	37,071	35,027
Pool AF3781, 4.00%, 09/15/2043	267,994	252,769
Pool AG8734, 4.00%, 12/15/2043	83,647	78,904
Pool G2 BH0074, 4.00%, 06/20/2048	755,060	703,270
Pool G2 BI3170, 4.00%, 07/20/2048	85,865	80,027
Pool 717198, 4.50%, 06/15/2039	136,245	133,974
Pool 714594, 4.50%, 07/15/2039	27,290	26,979
Pool 720208, 4.50%, 07/15/2039	96,014	94,503
Pool 726402, 4.50%, 10/15/2039	11,920	11,719
Pool 728954, 4.50%, 12/15/2039	96,653	94,852
Pool 729017, 4.50%, 01/15/2040	179,092	176,930
Pool 737051, 4.50%, 03/15/2040	56,573	55,412
Pool 737222, 4.50%, 05/15/2040	102,395	100,304
Pool 698160, 4.50%, 07/15/2040	52,074	51,006
Pool 748456, 4.50%, 08/15/2040	111,679	109,399
Pool 738152, 4.50%, 04/15/2041	275,562	269,653
Pool 738267, 4.50%, 05/15/2041	107,619	105,314
Pool 763543, 4.50%, 05/15/2041	69,995	68,499
Pool 738397, 4.50%, 06/15/2041	222,448	217,685
Pool 770396, 4.50%, 06/15/2041	46,228	45,240
Pool G2 783417, 4.50%, 08/20/2041	1,519,051	1,489,834
Pool G2 BH0075, 4.50%, 06/20/2048	172,969	166,477
Pool 688624, 5.00%, 05/15/2038	68,334	68,838
Pool 411105, 5.00%, 01/15/2039	22,013	22,155
Pool 439079, 5.00%, 02/15/2039	64,352	64,863
Pool 646728, 5.00%, 03/15/2039	65,377	65,697
Pool 646750, 5.00%, 04/15/2039	48,905	49,235
Pool 646777, 5.00%, 05/15/2039	30,996	31,100
Pool 720288, 5.00%, 08/15/2039	78,473	78,872
Pool 722944, 5.00%, 08/15/2039	49,003	49,221
Pool 723006, 5.00%, 10/15/2039	116,639	117,493
Pool 726403, 5.00%, 10/15/2039	21,201	21,314
Pool 658393, 5.00%, 06/15/2040	160,894	162,071
Pool G2 783418, 5.00%, 06/20/2040	986,914	993,362
Pool 684677, 5.50%, 03/15/2038	65,420	66,699
Pool G2 688636, 5.50%, 05/20/2038	57,333	59,130
Pool 690974, 5.50%, 06/15/2038	34,659	35,159
Pool G2 409120, 5.50%, 07/20/2038	45,573	47,001
Pool G2 700671, 5.50%, 10/20/2038	59,634	61,502
Pool 411116, 5.50%, 01/15/2039	118,309	121,297
Pool G2 684988, 6.00%, 03/20/2038	69,082	72,461
Pool 688626, 6.00%, 05/15/2038	90,784	93,802
Pool G2 693900, 6.00%, 07/20/2038	111,334	116,780
Pool 696513, 6.00%, 08/15/2038	29,343	30,102
Pool G2 696843, 6.00%, 08/20/2038	47,812	50,151
Pool 699255, 6.00%, 09/15/2038	114,591	118,656
Pool 705999, 6.00%, 01/15/2039	76,449	78,997
Pool G2 DD4719, 6.00%, 08/20/2054	1,502,829	1,520,782

The accompanying notes are an integral part of the financial statements.

31

	Principal Amount	Value
Pool G2 DD4718, 6.50%, 08/20/2054	$1,106,830	$1,133,100
Pool G2 530199, 7.00%, 03/20/2031	28,406	29,495
		13,979,044

HUD - 0.01%
Pool 0620, 5.77%, 08/01/2026	328,000	328,654

Small Business Administration - 0.34%
Pool American, 1.25%, 04/11/2038 (b)	508,603	512,354
Pool Cleburne, 1.25%, 07/15/2038 (b)	384,680	388,437
Pool Chicago Taxi Parts, 1.48%, 04/29/2034 (b)	186,696	192,359
Pool Premie, 2.96%, 08/29/2038 (b)	550,447	587,673
Pool 507253, 4.75%, (PRIME-2.750%), 05/25/2030 (b)	9,163	9,101
Pool 508206, 4.85%, (PRIME-2.650%), 09/25/2032 (b)	10,133	10,086
Pool 508298, 4.85%, 01/25/2033 (b)	111,787	111,787
Pool 508506, 4.88%, (PRIME-2.625%), 06/25/2033 (b)	40,273	40,119
Pool 530311, 4.95%, (PRIME-2.550%), 04/25/2033 (b)	1,694,041	1,696,567
Pool 509748, 5.50%, (PRIME-2.000%), 09/25/2025 (b)	39,310	39,041
Pool 509348, 5.50%, (PRIME-2.000%), 02/25/2038 (b)	248,331	249,958
Pool 509391, 5.50%, (PRIME-2.000%), 06/25/2038 (b)	192,388	193,636
Pool 509417, 5.50%, (PRIME-2.000%), 10/25/2038 (b)	253,595	255,257
Pool 509460, 5.50%, (PRIME-2.000%), 01/25/2039 (b)	508,762	512,113
Pool 509541, 5.50%, (PRIME-2.000%), 08/25/2039 (b)	53,560	53,916
Pool 509573, 5.50%, (PRIME-2.000%), 09/25/2039 (b)	753,213	758,193
Pool 509575, 5.50%, (PRIME-2.000%), 10/25/2039 (b)	814,001	819,416
Pool 509661, 5.50%, (PRIME-2.000%), 03/25/2040 (b)	400,797	403,449
Pool 509688, 5.50%, (PRIME-2.000%), 08/25/2040 (b)	264,941	266,704
Pool 509735, 5.50%, (PRIME-2.000%), 09/25/2040 (b)	535,639	539,146
Pool 509760, 5.50%, (PRIME-2.000%), 11/25/2040 (b)	833,822	839,266
Pool 509977, 5.90%, (PRIME-1.600%), 03/25/2042 (b)	81,711	83,104
Pool 510004, 6.25%, (PRIME-1.250%), 05/25/2042 (b)	84,704	86,481
Pool 509793, 6.36%, (PRIME-1.144%), 01/25/2041 (b)	617,515	635,839
Pool 510051, 6.75%, (PRIME-0.750%), 07/25/2042 (b)	104,144	107,692
Pool 509010, 6.83%, (PRIME-0.675%), 01/25/2036 (b)	21,266	21,819
Pool 522124, 7.23%, (PRIME-0.180%), 02/25/2040 (b)	143,772	148,757
Pool 510047, 7.33%, (PRIME-0.171%), 09/25/2042 (b)	371,166	390,749
Pool 509900, 7.40%, (PRIME-0.098%), 03/25/2042 (b)	804,701	839,720
Pool 522305, 7.62%, (PRIME+0.182%), 11/25/2028 (b)	64,477	65,138
Pool 509967, 7.90%, (PRIME+0.402%), 03/25/2032 (b)	85,016	88,743
Pool 522194, 7.94%, (PRIME+0.624%), 09/25/2040 (b)	36,007	37,670
Pool 521967, 8.02%, (PRIME+0.515%), 06/25/2038 (b)	315,385	330,922
Pool 522053, 8.11%, (PRIME+0.577%), 05/25/2026 (b)	390	389
Pool 509647, 8.11%, (PRIME+0.605%), 12/25/2026 (b)	3,573	3,584
Pool 522317, 8.16%, (PRIME+0.963%), 03/25/2029 (b)	49,489	50,367
Pool 522440, 8.22%, (PRIME+0.575%), 07/25/2029 (b)	81,403	82,987
Pool 521984, 8.24%, (PRIME+0.578%), 10/25/2038 (b)	64,593	67,975
Pool 521860, 8.31%, (PRIME+0.913%), 03/25/2037 (b)	98,780	104,118
Pool 510056, 8.33%, (PRIME+0.829%), 08/25/2042 (b)	62,835	66,653
Pool 521884, 8.37%, (PRIME+0.772%), 08/25/2037 (b)	80,751	85,268
Pool 522029, 8.38%, (PRIME+0.947%), 02/25/2039 (b)	11,168	11,878
Pool 521970, 8.39%, (PRIME+0.913%), 07/25/2038 (b)	45,506	47,839
Pool 522268, 8.40%, (PRIME+0.916%), 01/25/2029 (b)	146,960	150,183
Pool 522371, 8.40%, (PRIME+0.789%), 10/25/2029 (b)	21,447	22,031
Pool 522423, 8.41%, (PRIME+0.785%), 12/25/2028 (b)	101,602	103,800
Pool 522328, 8.41%, (PRIME+0.917%), 05/25/2029 (b)	6,709	6,853
Pool 522156, 8.49%, (PRIME+0.983%), 05/25/2040 (b)	102,249	108,104

The accompanying notes are an integral part of the financial statements.

32	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 521919, 8.50%, (PRIME+0.807%), 12/25/2037 (b)	$21,089	$22,329
Pool 522387, 8.52%, (PRIME+0.967%), 01/25/2030 (b)	54,507	56,329
Pool 522158, 8.61%, (PRIME+0.879%), 01/25/2027 (b)	2,696	2,709
Pool 522282, 8.65%, (PRIME+1.136%), 09/25/2028 (b)	23,798	24,236
Pool 522327, 8.73%, (PRIME+1.192%), 05/25/2029 (b)	126,531	130,886
Pool 522150, 8.89%, (PRIME+1.205%), 02/25/2026 (b)	132	132
		12,463,862

Small Business Administration Participation Certificates - 0.62%
Pool 2020-10D, 0.81%, 07/01/2030	1,262,956	1,165,865
Pool 2022-20B, 2.22%, 02/01/2042	8,378,590	7,191,888
Pool 2015-20C, 2.72%, 03/01/2035	21,791	20,508
Pool 2012-20A, 2.76%, 01/01/2032	7,726	7,419
Pool 2016-20L, 2.81%, 12/01/2036	178,874	165,414
Pool 2017-20F, 2.81%, 06/01/2037	4,038,559	3,725,653
Pool 2017-20C, 3.04%, 03/01/2037	2,657,457	2,485,995
Pool 2014-20D, 3.11%, 04/01/2034	906,662	868,141
Pool 2010-20K, 3.25%, 11/01/2030	3,747	3,642
Pool 2018-20E, 3.50%, 05/01/2038	2,787,684	2,655,189
Pool 2013-20I, 3.62%, 09/01/2033	196,790	191,608
Pool 2009-20J, 3.92%, 10/01/2029	969,938	960,072
Pool 2010-20E, 4.11%, 05/01/2030	34,322	34,050
Pool 2011-20B, 4.22%, 02/01/2031	168,884	167,848
Pool 2009-20D, 4.31%, 04/01/2029	163,544	162,811
Pool 2023-10F, 5.47%, 11/01/2033	3,145,380	3,231,247
Pool 2008-20C, 5.49%, 03/01/2028	1,455	1,468
Pool 2008-20E, 5.49%, 05/01/2028	4,036	4,077
		23,042,895

Small Business Investment Company Certificates - 0.32%
Pool 2016-10B, 2.05%, 09/10/2026	1,961,273	1,912,013
Pool 2015-10B, 2.83%, 09/10/2025	76,197	75,717
Pool 2022-10A, 2.94%, 03/10/2032	3,496,557	3,234,678
Pool 2022-10B, 4.26%, 09/10/2032	2,122,111	2,076,654
Pool 2023-10A, 5.17%, 03/10/2033	4,523,228	4,580,838
		11,879,900
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,403,245,592)		2,202,917,770

MUNICIPAL BONDS - 13.04%
California - 1.16%
Alameda County, Ser A, GO
Callable 02/01/2028 @ 100
3.753%, 08/01/2032	1,425,000	1,339,592
Alameda County, Ser B, GO
3.649%, 08/01/2030	325,000	312,253
3.460%, 08/01/2027	685,000	673,074
3.410%, 08/01/2026	1,250,000	1,236,099
California State Health Facilities Financing Authority, Ser A, RB
3.478%, 06/01/2029	2,500,000	2,401,340
3.378%, 06/01/2028	1,915,000	1,857,954
2.534%, 06/01/2028	1,050,000	994,111
2.211%, 06/01/2025	765,000	765,000
1.829%, 06/01/2029	5,975,000	5,382,937
1.168%, 06/01/2026	1,660,000	1,606,480

The accompanying notes are an integral part of the financial statements.

33

	Principal Amount	Value
0.952%, 06/01/2025	$3,215,000	$3,215,000
California State Health Facilities Financing Authority, Ser A, RB
Callable 06/01/2029 @ 100
2.704%, 06/01/2030	2,460,000	2,245,563
California State Housing Finance Agency, Ser A, RB
Pre-Refunded @ 100
2.794%, 08/01/2025	60,000	59,840
Emeryville California, Ser 2018, GO
6.000%, 08/01/2025	1,035,000	1,037,308
6.000%, 08/01/2028	310,000	325,069
Los Angeles City, Ser A, GO
3.000%, 09/01/2026	5,295,000	5,216,977
Los Angeles City, Ser A, GO
Callable 09/01/2028 @ 100
3.690%, 09/01/2029	555,000	543,271
Los Angeles County Redevelopment Refunding Authority, Ser B, TA
Callable 09/01/2026 @ 100
3.750%, 09/01/2031	605,000	589,465
3.500%, 09/01/2027	250,000	245,970
San Diego Unified School District, Ser ZR-1, GO
1.599%, 07/01/2028	1,250,000	1,151,444
San Francisco City & County Redevelopment Agency Successor Agency, Ser A, TA
5.424%, 08/01/2025	130,000	130,098
3.633%, 08/01/2026	575,000	567,784
2.071%, 08/01/2027	4,125,000	3,908,414
1.561%, 08/01/2025	4,135,000	4,112,576
San Francisco City & County, Ser A, GO
2.952%, 06/15/2025	400,000	399,776
0.728%, 06/15/2025	800,000	798,925
San Francisco City & County, Ser C, GO
1.805%, 06/15/2030	400,000	352,299
1.705%, 06/15/2029	410,000	370,522
1.555%, 06/15/2028	250,000	231,139
1.324%, 06/15/2027	450,000	424,797
1.104%, 06/15/2026	245,000	237,077
0.766%, 06/15/2025	90,000	89,880
		42,822,034

Colorado - 0.51%
Colorado State Housing & Finance Authority, Ser A, RB
Callable 11/01/2026 @ 100
3.000%, 08/01/2047	82,596	65,061
Colorado State Housing & Finance Authority, Ser A-1, RB
4.984%, 11/01/2029	215,000	218,599
4.934%, 05/01/2029	390,000	396,080
4.816%, 11/01/2027	245,000	247,389
4.804%, 05/01/2028	200,000	202,213
4.766%, 05/01/2027	15,000	15,104
4.554%, 11/01/2028	705,000	707,459
4.504%, 05/01/2028	650,000	651,906
4.464%, 11/01/2027	285,000	285,509

The accompanying notes are an integral part of the financial statements.

34	The CCM Community Impact Bond Fund

	Principal Amount	Value
4.434%, 05/01/2027	$1,000,000	$1,000,931
Colorado State Housing & Finance Authority, Ser B-1, RB
5.065%, 11/01/2030	525,000	533,806
5.025%, 05/01/2030	100,000	101,724
4.923%, 11/01/2029	70,000	71,004
4.883%, 05/01/2029	300,000	304,136
Colorado State Housing & Finance Authority, Ser C-1, RB
2.175%, 11/01/2025	150,000	148,565
Colorado State Housing & Finance Authority, Ser F1, RB
4.715%, 11/01/2029	675,000	679,101
4.665%, 05/01/2029	750,000	754,513
4.645%, 11/01/2028	745,000	749,722
4.585%, 05/01/2028	700,000	703,587
Colorado State Housing & Finance Authority, Ser H-1, RB
5.117%, 11/01/2027	1,250,000	1,270,730
5.017%, 05/01/2027	2,475,000	2,503,508
4.967%, 11/01/2026	1,285,000	1,294,487
4.917%, 05/01/2026	1,200,000	1,204,784
Colorado State Housing & Finance Authority, Ser I, RB
Callable 06/01/2028 @ 100
3.850%, 07/01/2057	2,056,831	1,591,769
Colorado State Housing & Finance Authority, Ser K-1, RB
5.254%, 11/01/2029	360,000	369,865
5.214%, 05/01/2029	500,000	512,757
5.191%, 11/01/2028	300,000	307,037
5.131%, 05/01/2028	30,000	30,597
5.101%, 11/01/2027	1,125,000	1,143,249
Colorado State Housing & Finance Authority, Ser N-1, RB
5.272%, 05/01/2026	510,000	512,948
Colorado State Housing & Finance Authority, Ser V, RB
3.400%, 11/01/2045	137,556	120,178
		18,698,318

Connecticut - 0.16%
Connecticut State Housing Finance Authority, Ser A-2, RB
4.860%, 11/15/2030	115,000	115,631
Connecticut State Housing Finance Authority, Ser C, RB
5.188%, 11/15/2030	1,410,000	1,439,185
5.138%, 05/15/2030	1,430,000	1,459,660
5.064%, 11/15/2029	385,000	392,258
5.044%, 05/15/2029	1,365,000	1,390,660
Connecticut State Housing Finance Authority, Ser E, RB
4.309%, 05/15/2031	1,000,000	972,670
Connecticut State Housing Finance Authority, Ser F, RB
4.695%, 05/15/2030	200,000	200,235
		5,970,299

Delaware - 0.07%
Delaware State Housing Authority, Ser A, RB
Callable 07/01/2028 @ 100
3.480%, 07/01/2048	2,966,023	2,692,473

The accompanying notes are an integral part of the financial statements.

35

	Principal Amount	Value
District of Columbia - 0.07%
District of Columbia Housing Finance Agency, Ser 2014-A, Cl A
3.875%, 06/15/2045	$660,636	$614,703
District of Columbia Housing Finance Agency, Ser 2017-A, Cl A
3.236%, 03/01/2049	2,107,025	1,876,881
		2,491,584

Florida - 0.31%
Florida State Housing Finance Corp., Ser 1, RB
Callable 07/01/2025 @ 100
3.125%, 07/01/2037	1,657,603	1,521,111
Florida State Housing Finance Corp., Ser 2, RB
5.159%, 07/01/2033	70,000	69,912
5.129%, 01/01/2033	205,000	205,273
5.128%, 07/01/2032	100,000	98,785
5.078%, 01/01/2032	80,000	79,034
5.053%, 07/01/2031	145,000	143,442
5.013%, 01/01/2031	140,000	138,557
4.969%, 01/01/2032	390,000	390,995
4.963%, 07/01/2030	60,000	59,383
4.913%, 01/01/2030	80,000	79,212
4.840%, 01/01/2029	505,000	500,857
Florida State Housing Finance Corp., Ser 2, RB
Callable 07/01/2033 @ 100
5.279%, 07/01/2034	245,000	244,447
5.229%, 01/01/2034	270,000	269,690
Florida State Housing Finance Corp., Ser 4, RB
4.941%, 01/01/2031	910,000	917,697
4.891%, 07/01/2030	775,000	782,320
4.866%, 07/01/2029	565,000	571,767
4.841%, 01/01/2030	850,000	858,044
4.816%, 01/01/2029	720,000	727,850
Florida State Housing Finance Corp., Ser 6, RB
5.763%, 07/01/2028	5,000	5,082
5.613%, 01/01/2027	360,000	362,354
4.759%, 07/01/2033	245,000	238,220
4.709%, 01/01/2033	370,000	360,991
4.659%, 07/01/2032	150,000	146,860
4.609%, 01/01/2032	340,000	333,886
4.448%, 01/01/2031	320,000	315,057
4.298%, 01/01/2030	200,000	197,455
4.298%, 07/01/2030	130,000	127,778
4.154%, 07/01/2029	160,000	157,717
Florida State Housing Finance Corp., Ser A, RB
Callable 07/01/2026 @ 100
2.450%, 01/01/2043	107,959	96,802
Florida State Housing Finance Corp., Ser B, RB
Callable 07/01/2026 @ 100
2.550%, 01/01/2043	880,539	776,680
Miami Beach Florida, Ser B, GO
4.674%, 05/01/2029	510,000	517,231

The accompanying notes are an integral part of the financial statements.

36	The CCM Community Impact Bond Fund

	Principal Amount	Value
Miami-Dade County Housing Finance Authority, Ser A, RB
Callable 10/01/2025 @ 100
2.875%, 11/01/2038	$358,865	$314,068
		11,608,557

Illinois - 0.84%
Illinois State Housing Development Authority, Ser 2017-B, Cl 1, RB
3.210%, 12/01/2043	881,301	663,903
Illinois State Housing Development Authority, Ser A, RB
Callable 08/01/2025 @ 100
4.000%, 02/01/2034	25,000	24,943
Illinois State Housing Development Authority, Ser B, RB
5.328%, 10/01/2030	100,000	103,212
5.294%, 10/01/2031	725,000	743,648
5.258%, 10/01/2029	280,000	288,412
5.244%, 04/01/2031	500,000	512,994
5.208%, 04/01/2029	190,000	195,212
5.194%, 10/01/2030	555,000	569,366
5.020%, 04/01/2026	500,000	502,449
4.970%, 10/01/2026	50,000	50,389
4.452%, 04/01/2029	1,000,000	1,000,936
4.452%, 10/01/2029	1,000,000	999,702
4.364%, 04/01/2028	2,720,000	2,722,496
4.364%, 10/01/2028	2,595,000	2,596,683
Illinois State Housing Development Authority, Ser C, RB
1.601%, 10/01/2027	400,000	376,198
1.451%, 04/01/2027	540,000	513,039
1.118%, 10/01/2026	215,000	206,090
1.068%, 04/01/2026	470,000	457,341
0.968%, 10/01/2025	1,020,000	1,008,360
Illinois State Housing Development Authority, Ser D, RB
5.186%, 10/01/2030	2,100,000	2,153,599
5.136%, 04/01/2030	2,035,000	2,085,662
5.094%, 10/01/2029	1,955,000	2,001,279
5.044%, 04/01/2029	700,000	715,222
Illinois State Housing Development Authority, Ser E, RB
4.897%, 10/01/2029	1,350,000	1,371,573
4.847%, 04/01/2029	1,310,000	1,329,440
4.726%, 10/01/2028	720,000	727,931
Illinois State Housing Development Authority, Ser I, RB
5.439%, 10/01/2029	80,000	82,967
5.419%, 04/01/2029	370,000	382,871
Illinois State Housing Development Authority, Ser J, RB
4.927%, 10/01/2031	600,000	603,752
4.877%, 04/01/2031	2,595,000	2,614,590
4.817%, 10/01/2030	1,250,000	1,260,442
Illinois State Housing Development Authority, Ser L, RB
5.552%, 04/01/2026	575,000	580,286
Illinois State Housing Development Authority, Ser O, RB
5.590%, 04/01/2028	550,000	568,333
Sales Tax Securitization Corp., Ser B, RB
4.431%, 01/01/2027	1,000,000	998,763

The accompanying notes are an integral part of the financial statements.

37

	Principal Amount	Value
4.408%, 01/01/2026	$158,000	$157,831
		31,169,914

Indiana - 0.60%
Indiana State Housing & Community Development Authority, Ser A-2, RB
4.789%, 07/01/2026	125,000	125,404
4.785%, 07/01/2030	245,000	245,689
4.779%, 01/01/2026	20,000	20,028
4.775%, 07/01/2028	120,000	121,009
4.735%, 01/01/2030	235,000	235,781
4.685%, 01/01/2029	325,000	326,553
4.685%, 07/01/2029	195,000	195,733
4.652%, 01/01/2028	300,000	301,337
4.652%, 07/01/2028	325,000	326,574
4.593%, 07/01/2027	305,000	305,938
4.532%, 07/01/2027	120,000	120,240
4.523%, 01/01/2027	140,000	140,171
4.493%, 01/01/2026	135,000	134,966
4.493%, 07/01/2026	135,000	135,027
4.482%, 01/01/2027	125,000	125,061
Indiana State Housing & Community Development Authority, Ser B-3, RB
5.337%, 07/01/2031	140,000	143,065
5.287%, 01/01/2031	200,000	204,424
5.237%, 07/01/2030	200,000	204,426
5.139%, 07/01/2029	250,000	254,973
5.089%, 01/01/2029	200,000	203,602
5.039%, 07/01/2028	200,000	203,190
5.032%, 07/01/2032	745,000	743,862
4.990%, 07/01/2030	300,000	303,327
4.982%, 01/01/2032	880,000	878,665
4.940%, 01/01/2030	300,000	303,315
4.890%, 07/01/2029	440,000	444,719
4.840%, 01/01/2029	430,000	434,238
4.832%, 01/01/2031	265,000	264,625
4.819%, 07/01/2028	200,000	201,933
4.769%, 01/01/2028	45,000	45,344
4.658%, 07/01/2030	420,000	419,381
4.588%, 01/01/2030	105,000	104,841
Indiana State Housing & Community Development Authority, Ser C-2, RB
5.336%, 07/01/2030	5,000	5,133
5.322%, 07/01/2031	40,000	40,843
5.286%, 01/01/2030	200,000	205,034
5.206%, 01/01/2029	65,000	66,419
4.859%, 07/01/2031	680,000	678,045
4.819%, 01/01/2031	1,330,000	1,329,329
4.779%, 07/01/2030	1,280,000	1,282,111
4.729%, 01/01/2030	1,235,000	1,238,014
4.694%, 07/01/2029	595,000	597,074
4.604%, 01/01/2029	1,150,000	1,152,556
Indiana State Housing & Community Development Authority, Ser D, RB
4.370%, 07/01/2028	1,135,000	1,131,460
4.300%, 01/01/2028	565,000	562,933

The accompanying notes are an integral part of the financial statements.

38	The CCM Community Impact Bond Fund

	Principal Amount	Value
Indiana State Housing & Community Development Authority, Ser D-3, RB
5.769%, 01/01/2029	$725,000	$754,171
5.646%, 07/01/2028	50,000	51,660
5.606%, 01/01/2028	335,000	344,327
5.546%, 07/01/2027	10,000	10,219
5.068%, 07/01/2032	600,000	599,433
5.028%, 01/01/2032	890,000	891,130
4.892%, 07/01/2031	855,000	854,117
4.842%, 01/01/2031	855,000	855,520
4.742%, 07/01/2030	745,000	745,201
4.732%, 01/01/2030	475,000	476,159
		22,088,329

Kentucky - 0.14%
Kentucky State Housing Corp., Ser A, RB
1.250%, 07/01/2025	250,000	249,329
Kentucky State Housing Corp., Ser A, RB
Callable 07/04/2025 @ 100
3.500%, 01/01/2040	310,000	309,583
3.499%, 07/01/2031	595,000	560,882
Kentucky State Housing Corp., Ser B, RB
Callable 01/01/2026 @ 100
4.000%, 07/01/2037	555,000	551,777
Kentucky State Housing Corp., Ser B, RB
5.162%, 07/01/2031	100,000	101,273
5.132%, 01/01/2031	200,000	202,837
5.082%, 07/01/2030	80,000	81,179
4.920%, 01/01/2030	225,000	227,488
4.900%, 07/01/2029	130,000	131,477
Kentucky State Housing Corp., Ser D, RB
5.436%, 07/01/2035	625,000	622,731
5.416%, 01/01/2035	105,000	104,626
5.386%, 07/01/2034	420,000	418,722
5.336%, 01/01/2034	70,000	69,824
5.266%, 07/01/2033	230,000	229,388
5.246%, 01/01/2033	390,000	389,219
4.997%, 07/01/2032	160,000	159,673
4.947%, 01/01/2032	200,000	199,630
4.887%, 07/01/2031	250,000	249,564
4.817%, 01/01/2031	245,000	244,674
		5,103,876

Louisiana - 0.03%
Louisiana State Housing Corp., Ser 2016, RB
Callable 07/01/2025 @ 100
2.100%, 12/01/2038	386,801	348,376
Louisiana State Housing Corp., Ser B, RB
5.058%, 12/01/2029	90,000	91,512
5.008%, 06/01/2029	65,000	66,038
4.953%, 12/01/2028	240,000	243,453
4.803%, 12/01/2027	115,000	116,045
4.753%, 06/01/2027	120,000	120,826
		986,250

The accompanying notes are an integral part of the financial statements.

39

	Principal Amount	Value
Maine - 0.12%
Maine State Housing Authority, Ser B, RB
1.943%, 11/15/2027	$3,600,000	$3,394,884
1.763%, 11/15/2026	1,000,000	962,632
		4,357,516

Maryland - 0.46%
Maryland Department of Housing & Community Development, Ser B, RB
5.110%, 09/01/2029	1,655,000	1,688,946
5.060%, 03/01/2029	1,630,000	1,660,600
5.010%, 09/01/2028	875,000	889,550
4.773%, 03/01/2030	2,715,000	2,732,197
4.693%, 03/01/2029	1,275,000	1,282,802
Maryland Department of Housing & Community Development, Ser D, RB
4.764%, 03/01/2032	980,000	967,040
4.764%, 09/01/2032	505,000	495,306
Maryland State Community Development Administration, Ser A, RB
Callable 09/01/2025 @ 100
3.500%, 09/01/2047	375,000	373,421
Maryland State Community Development Administration, Ser A, RB
Callable 10/01/2028 @ 100
3.950%, 11/01/2058	1,172,929	938,186
Maryland State Community Development Administration, Ser B, RB
3.950%, 09/01/2028	580,000	571,218
Maryland State Community Development Administration, Ser D, RB
5.171%, 09/01/2029	140,000	143,176
5.132%, 09/01/2028	1,250,000	1,275,268
5.121%, 03/01/2029	515,000	525,683
5.082%, 03/01/2028	200,000	203,404
Maryland State Community Development Administration, Ser F, RB
5.730%, 09/01/2029	1,090,000	1,137,996
5.700%, 03/01/2029	525,000	546,257
5.592%, 09/01/2028	750,000	775,480
5.542%, 03/01/2028	925,000	951,635
		17,158,165

Massachusetts - 1.01%
Massachusetts State Housing Finance Agency, Ser 205, RB
Callable 12/01/2028 @ 100
3.800%, 06/01/2035	155,000	143,513
3.530%, 12/01/2029	660,000	635,137
3.450%, 06/01/2029	300,000	289,740
Massachusetts State Housing Finance Agency, Ser 226, RB
5.222%, 12/01/2029	1,580,000	1,628,114
5.172%, 06/01/2029	755,000	776,278
5.122%, 12/01/2028	1,020,000	1,045,798
5.072%, 06/01/2028	1,330,000	1,359,564
5.012%, 12/01/2027	570,000	580,170

The accompanying notes are an integral part of the financial statements.

40	The CCM Community Impact Bond Fund

	Principal Amount	Value
4.962%, 06/01/2027	$650,000	$659,029
4.912%, 12/01/2026	550,000	555,172
4.862%, 06/01/2026	630,000	633,509
Massachusetts State Housing Finance Agency, Ser 228, RB
5.204%, 12/01/2029	750,000	772,295
5.154%, 06/01/2029	1,000,000	1,027,531
5.137%, 12/01/2028	750,000	769,331
5.087%, 06/01/2028	750,000	766,985
5.057%, 12/01/2027	1,055,000	1,074,937
5.007%, 06/01/2027	500,000	507,372
Massachusetts State Housing Finance Agency, Ser 232, RB
6.174%, 12/01/2029	1,780,000	1,895,309
5.950%, 12/01/2027	1,750,000	1,812,071
5.802%, 12/01/2026	1,920,000	1,956,755
Massachusetts State Housing Finance Agency, Ser 235, RB
5.395%, 06/01/2032	750,000	772,251
5.395%, 12/01/2032	345,000	353,933
5.307%, 12/01/2031	860,000	883,942
5.257%, 06/01/2031	980,000	1,007,291
5.107%, 06/01/2030	275,000	281,181
Massachusetts State Housing Finance Agency, Ser 238, RB
4.336%, 06/01/2031	320,000	313,651
4.336%, 12/01/2031	405,000	394,673
4.186%, 12/01/2030	460,000	450,360
Massachusetts State Housing Finance Agency, Ser 240, RB
4.992%, 12/01/2031	110,000	111,205
4.942%, 06/01/2031	175,000	177,076
Massachusetts State Housing Finance Agency, Ser 243, RB
5.024%, 12/01/2033	1,535,000	1,523,177
4.974%, 06/01/2033	1,810,000	1,800,231
Massachusetts State Housing Finance Agency, Ser B, RB
4.500%, 04/15/2054	3,083,165	2,749,148
Massachusetts State Housing Finance Agency, Ser B, RB
Callable 06/01/2026 @ 100
3.850%, 12/01/2028	60,000	58,556
Massachusetts State Housing Finance Agency, Ser B, RB
Callable 06/24/2025 @ 100
4.610%, 12/01/2025	2,010,000	2,009,200
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 06/24/2025 @ 100
5.000%, 12/01/2055	2,535,000	2,162,550
4.750%, 12/01/2045	2,800,000	2,396,112
4.550%, 12/01/2035	400,000	372,809
Massachusetts State Housing Finance Agency, Ser E, RB
3.000%, 12/01/2025	250,000	247,958
2.950%, 06/01/2025	250,000	250,000
Massachusetts State Housing Finance Agency, Ser E, RB
Callable 12/01/2025 @ 100
3.150%, 06/01/2027	250,000	243,539
		37,447,453

Michigan - 0.27%
Michigan State Housing Development Authority, Ser B, RB
5.247%, 12/01/2030	280,000	289,055

The accompanying notes are an integral part of the financial statements.

41

	Principal Amount	Value
5.172%, 06/01/2025	$15,000	$15,000
5.128%, 12/01/2029	350,000	359,964
4.877%, 12/01/2033	700,000	691,819
4.827%, 06/01/2033	430,000	427,232
1.672%, 12/01/2028	1,080,000	988,917
1.622%, 06/01/2028	1,055,000	978,184
1.599%, 04/01/2027	250,000	237,622
1.512%, 12/01/2027	1,085,000	1,016,370
1.412%, 06/01/2027	605,000	572,766
1.241%, 10/01/2026	485,000	464,866
1.198%, 12/01/2026	490,000	468,847
1.191%, 04/01/2026	300,000	291,885
1.118%, 06/01/2026	585,000	567,421
1.091%, 10/01/2025	485,000	479,423
1.038%, 12/01/2025	95,000	93,501
0.958%, 06/01/2025	400,000	400,000
Michigan State Housing Development Authority, Ser C, RB
5.432%, 12/01/2027	50,000	51,438
5.393%, 06/01/2026	210,000	212,366
Michigan State Housing Development Authority, Ser E, RB
4.438%, 06/01/2031	755,000	746,364
4.438%, 12/01/2031	20,000	19,642
4.338%, 12/01/2030	725,000	716,733
		10,089,415

Minnesota - 0.55%
Minnesota State Housing Finance Agency, Ser A, RB
4.684%, 01/01/2030	425,000	428,742
4.624%, 07/01/2029	150,000	151,265
Minnesota State Housing Finance Agency, Ser B, RB
4.769%, 07/01/2028	25,000	25,109
4.748%, 07/01/2027	15,000	15,040
4.718%, 01/01/2027	185,000	186,120
Minnesota State Housing Finance Agency, Ser C, RB
4.897%, 07/01/2029	320,000	325,721
4.694%, 07/01/2027	165,000	166,344
4.627%, 07/01/2026	160,000	160,438
Minnesota State Housing Finance Agency, Ser C, RB
Callable 07/04/2025 @ 100
3.800%, 07/01/2031	10,000	9,695
Minnesota State Housing Finance Agency, Ser D, RB
Callable 07/04/2025 @ 100
2.730%, 08/01/2046	129,921	107,473
Minnesota State Housing Finance Agency, Ser E, RB
5.004%, 07/01/2029	200,000	202,199
4.954%, 01/01/2029	295,000	297,669
4.911%, 07/01/2028	90,000	90,659
4.861%, 01/01/2028	180,000	180,995
4.811%, 07/01/2027	150,000	151,568
4.771%, 01/01/2027	275,000	276,886
3.744%, 01/01/2029	2,140,000	2,087,559
3.644%, 01/01/2028	2,025,000	1,983,656
3.520%, 07/01/2027	55,000	53,940
3.470%, 01/01/2027	1,035,000	1,018,139

The accompanying notes are an integral part of the financial statements.

42	The CCM Community Impact Bond Fund

	Principal Amount	Value
Minnesota State Housing Finance Agency, Ser G, RB
5.155%, 07/01/2029	$380,000	$385,919
5.125%, 01/01/2029	815,000	826,155
5.090%, 07/01/2028	300,000	303,504
5.000%, 07/01/2027	145,000	146,005
4.088%, 01/01/2029	60,000	58,952
4.018%, 07/01/2028	660,000	649,474
3.918%, 01/01/2028	415,000	408,477
3.827%, 07/01/2027	400,000	394,210
3.777%, 01/01/2027	270,000	266,612
Minnesota State Housing Finance Agency, Ser H, RB
5.283%, 07/01/2029	225,000	227,605
5.245%, 07/01/2028	140,000	141,405
5.233%, 01/01/2029	355,000	358,720
5.185%, 01/01/2028	165,000	166,388
5.163%, 07/01/2026	400,000	401,541
5.135%, 07/01/2027	95,000	95,621
5.113%, 01/01/2026	145,000	145,260
5.045%, 07/01/2026	175,000	176,237
5.025%, 01/01/2026	15,000	15,050
4.887%, 07/01/2028	120,000	122,005
4.857%, 01/01/2027	150,000	151,227
4.827%, 01/01/2028	150,000	151,964
Minnesota State Housing Finance Agency, Ser J, RB
5.241%, 01/01/2026	380,000	380,972
5.241%, 07/01/2026	135,000	135,716
4.875%, 07/01/2030	665,000	674,479
4.825%, 01/01/2030	795,000	806,126
4.791%, 07/01/2029	770,000	780,766
4.741%, 01/01/2029	515,000	521,520
Minnesota State Housing Finance Agency, Ser L, RB
5.264%, 01/01/2027	20,000	20,172
5.217%, 07/01/2026	535,000	537,793
Minnesota State Housing Finance Agency, Ser M, RB
5.054%, 07/01/2031	1,180,000	1,193,078
5.004%, 01/01/2031	835,000	849,370
Minnesota State Housing Finance Agency, Ser P, RB
5.380%, 01/01/2026	215,000	215,744
4.739%, 07/01/2031	300,000	300,035
4.689%, 01/01/2031	390,000	390,789
		20,318,108

Mississippi - 0.02%
Mississippi State Home Corp., Ser A, RB
Callable 06/19/2025 @ 100
3.050%, 12/01/2034	54,913	51,564
Mississippi State Home Corp., Ser B, RB
5.001%, 06/01/2029	150,000	153,152
4.905%, 06/01/2028	300,000	304,668
4.805%, 06/01/2027	300,000	302,718
		812,102

Missouri - 0.00%
Missouri State Housing Development Commission, Ser D, RB
5.470%, 11/01/2027	50,000	50,947
5.420%, 05/01/2027	45,000	45,644

The accompanying notes are an integral part of the financial statements.

43

	Principal Amount	Value
5.390%, 11/01/2026	$15,000	$15,149
		111,740

New Hampshire - 0.01%
New Hampshire State Housing Finance Authority, Ser B, RB
5.057%, 01/01/2030	45,000	45,732
4.858%, 01/01/2027	50,000	50,304
New Hampshire State Housing Finance Authority, Ser C, RB
Callable 07/01/2027 @ 100
3.209%, 07/01/2039	275,000	263,047
		359,083

New Jersey - 0.27%
New Jersey State Housing & Mortgage Finance Agency, Ser B, RB
Callable 07/04/2025 @ 100
4.875%, 11/01/2029	2,280,000	2,280,038
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
3.600%, 11/01/2025	570,000	567,272
3.368%, 11/01/2025	450,000	447,424
2.050%, 05/01/2028	15,000	13,965
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2046	425,000	371,041
4.625%, 11/01/2036	335,000	330,473
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 05/01/2026 @ 100
4.968%, 11/01/2051	345,000	288,715
4.868%, 11/01/2047	1,300,000	1,149,738
4.698%, 11/01/2037	500,000	471,965
4.218%, 11/01/2032	1,355,000	1,283,206
3.718%, 11/01/2028	285,000	276,656
3.618%, 11/01/2027	695,000	679,568
3.568%, 11/01/2026	435,000	428,668
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 11/01/2027 @ 100
4.250%, 11/01/2033	250,000	234,322
New Jersey State Housing & Mortgage Finance Agency, Ser D, RB
5.156%, 11/01/2029	425,000	431,833
5.106%, 05/01/2029	180,000	182,597
4.871%, 05/01/2027	355,000	356,777
		9,794,258

New Mexico - 0.04%
New Mexico State Mortgage Finance Authority, Ser B, RB
Callable 09/01/2025 @ 100
2.600%, 09/01/2040	1,520,000	1,245,673

The accompanying notes are an integral part of the financial statements.

44	The CCM Community Impact Bond Fund

	Principal Amount	Value
New Mexico State Mortgage Finance Authority, Ser B-2, RB
Callable 07/04/2025 @ 100
2.230%, 10/01/2034	$234,090	$188,321
		1,433,994

New York - 2.64%
New York City Housing Development Corp., Ser 2017-A, Cl A, RB
3.098%, 10/01/2046	7,327,820	6,211,692
New York City Housing Development Corp., Ser A, RB
Callable 11/01/2025 @ 100
2.618%, 05/01/2026	500,000	491,939
New York City Housing Development Corp., Ser B, RB
5.368%, 08/01/2030	705,000	729,391
5.343%, 08/01/2031	780,000	805,069
5.318%, 02/01/2030	190,000	196,080
5.037%, 08/01/2032	720,000	732,265
4.933%, 08/01/2031	935,000	949,727
4.833%, 08/01/2030	875,000	887,944
2.361%, 02/01/2028	750,000	712,883
2.183%, 02/01/2027	1,590,000	1,535,084
2.083%, 02/01/2026	660,000	649,795
1.980%, 08/01/2025	865,000	861,380
1.860%, 05/01/2028	2,110,000	1,967,343
1.710%, 11/01/2027	795,000	747,569
1.677%, 11/01/2028	800,000	731,550
1.577%, 05/01/2028	500,000	462,363
1.477%, 11/01/2027	300,000	280,516
1.377%, 05/01/2027	200,000	189,250
1.123%, 11/01/2026	250,000	238,955
1.061%, 11/01/2025	2,010,000	1,981,847
1.023%, 05/01/2026	245,000	237,601
New York City Housing Development Corp., Ser B, RB
Callable 09/01/2027 @ 100
2.743%, 11/01/2027	365,000	351,781
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2029 @ 100
2.053%, 11/01/2030	2,965,000	2,602,897
2.003%, 05/01/2030	3,175,000	2,820,605
1.953%, 11/01/2029	1,800,000	1,617,695
1.903%, 05/01/2029	1,225,000	1,113,903
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2028 @ 100
2.661%, 02/01/2031	640,000	576,758
2.561%, 02/01/2030	1,000,000	917,643
2.511%, 08/01/2029	1,240,000	1,148,064
2.461%, 02/01/2029	2,195,000	2,050,316
2.411%, 08/01/2028	1,000,000	942,526
New York City Housing Development Corp., Ser B-1, RB
3.464%, 11/01/2025	755,000	751,768
New York City Housing Development Corp., Ser B-1, RB
Callable 07/04/2025 @ 100
3.328%, 11/01/2025	750,000	746,358

The accompanying notes are an integral part of the financial statements.

45

	Principal Amount	Value
New York City Housing Development Corp., Ser B-1, RB
Callable 02/01/2026 @ 100
3.814%, 11/01/2029	$700,000	$680,370
3.714%, 11/01/2028	395,000	386,358
3.614%, 11/01/2027	1,110,000	1,091,566
3.564%, 11/01/2026	505,000	499,377
3.514%, 05/01/2026	1,025,000	1,016,618
New York City Housing Development Corp., Ser C, RB
5.130%, 11/01/2031	880,000	897,932
5.080%, 05/01/2031	1,045,000	1,065,370
5.030%, 11/01/2030	1,030,000	1,049,359
4.980%, 05/01/2030	1,010,000	1,028,097
4.939%, 11/01/2029	990,000	1,006,690
4.889%, 05/01/2029	190,000	192,914
New York City Housing Development Corp., Ser D, RB
4.627%, 08/01/2033	490,000	478,924
4.577%, 02/01/2033	350,000	342,652
4.527%, 08/01/2032	500,000	490,450
4.477%, 02/01/2032	350,000	343,876
4.319%, 02/01/2031	345,000	339,086
4.319%, 08/01/2031	90,000	88,047
4.169%, 02/01/2030	20,000	19,690
2.233%, 08/01/2027	2,050,000	1,961,995
2.150%, 02/01/2029	550,000	507,995
2.100%, 08/01/2028	540,000	504,032
2.000%, 02/01/2028	450,000	423,687
1.750%, 08/01/2027	775,000	734,081
1.700%, 02/01/2027	760,000	727,925
1.600%, 08/01/2026	500,000	484,262
1.550%, 02/01/2026	480,000	470,926
1.300%, 08/01/2025	310,000	308,365
New York City Housing Development Corp., Ser D, RB
Callable 08/01/2033 @ 100
4.727%, 08/01/2034	400,000	390,385
4.677%, 02/01/2034	665,000	649,647
New York City Housing Development Corp., Ser D, RB
Callable 02/01/2029 @ 100
2.300%, 08/01/2030	885,000	792,494
2.250%, 02/01/2030	865,000	782,649
2.200%, 08/01/2029	850,000	777,063
New York City Housing Development Corp., Ser F, RB
2.642%, 05/01/2026	2,120,000	2,086,359
New York City Housing Development Corp., Ser F1, RB
2.048%, 05/01/2028	640,000	599,988
1.874%, 11/01/2027	945,000	892,135
1.844%, 05/01/2027	1,450,000	1,384,365
1.744%, 11/01/2026	280,000	269,987
1.694%, 05/01/2026	380,000	370,781
1.448%, 11/01/2025	375,000	370,335
New York City Housing Development Corp., Ser F1, RB
Callable 05/01/2028 @ 100
2.298%, 11/01/2030	770,000	684,829
2.238%, 05/01/2030	770,000	692,075

The accompanying notes are an integral part of the financial statements.

46	The CCM Community Impact Bond Fund

	Principal Amount	Value
2.188%, 11/01/2029	$455,000	$413,122
2.138%, 05/01/2029	1,220,000	1,119,494
2.098%, 11/01/2028	1,225,000	1,136,445
New York City Housing Development Corp., Ser G, RB
Callable 11/01/2025 @ 100
2.818%, 05/01/2027	1,000,000	972,315
2.768%, 11/01/2026	1,000,000	978,051
New York City Housing Development Corp., Ser H-1, RB
Callable 07/04/2025 @ 100
3.890%, 11/01/2029	905,000	882,091
New York City Housing Development Corp., Ser I, RB
3.899%, 11/01/2026	2,315,000	2,299,855
New York City Housing Development Corp., Ser L, RB
2.528%, 11/01/2025	735,000	729,069
New York State Housing Finance Agency, Ser C, RB
Callable 07/01/2025 @ 100
3.250%, 05/01/2027	1,770,000	1,735,065
New York State Mortgage Agency, Ser 229, RB
2.180%, 10/01/2029	540,000	492,459
2.080%, 10/01/2028	760,000	708,373
1.816%, 10/01/2027	725,000	688,092
1.666%, 10/01/2026	920,000	893,470
1.316%, 10/01/2025	245,000	242,296
New York State Mortgage Agency, Ser 229, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	130,000	115,353
New York State Mortgage Agency, Ser 230, RB
2.180%, 10/01/2029	485,000	442,328
2.080%, 10/01/2028	960,000	894,842
1.816%, 10/01/2027	565,000	536,237
1.666%, 10/01/2026	420,000	407,889
1.316%, 10/01/2025	130,000	128,565
New York State Mortgage Agency, Ser 230, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	500,000	443,665
New York State Mortgage Agency, Ser 237, RB
1.945%, 04/01/2029	615,000	558,219
1.516%, 04/01/2027	1,235,000	1,170,241
1.271%, 10/01/2026	4,155,000	3,980,233
1.221%, 04/01/2026	1,215,000	1,181,527
1.141%, 10/01/2025	2,355,000	2,327,704
New York State Mortgage Agency, Ser 245, RB
2.625%, 10/01/2027	2,125,000	2,042,120
2.575%, 04/01/2027	2,500,000	2,420,562
2.525%, 10/01/2026	970,000	946,380
New York State Mortgage Agency, Ser 254, RB
5.198%, 10/01/2029	250,000	256,115
5.148%, 04/01/2029	80,000	81,768
New York State Mortgage Agency, Ser 256, RB
5.251%, 10/01/2027	100,000	101,853
5.215%, 10/01/2026	100,000	101,001
5.201%, 04/01/2027	100,000	101,390
5.165%, 04/01/2026	30,000	30,167

The accompanying notes are an integral part of the financial statements.

47

	Principal Amount	Value
New York State Mortgage Agency, Ser 265, RB
4.779%, 04/01/2031	$520,000	$520,154
4.729%, 10/01/2030	70,000	70,096
		97,272,899

North Carolina - 0.04%
North Carolina State Agricultural & Technical State University, Ser 2020, RB
2.092%, 10/01/2030	510,000	451,016
North Carolina State Housing Finance Agency, Ser 52-B, RB
5.428%, 07/01/2025	155,000	155,102
5.379%, 01/01/2026	15,000	15,077
North Carolina State Housing Finance Agency, Ser 53-B, RB
5.023%, 07/01/2029	135,000	137,493
4.918%, 01/01/2026	120,000	120,299
4.873%, 07/01/2028	100,000	101,318
4.835%, 01/01/2027	160,000	161,077
4.823%, 01/01/2028	100,000	101,055
North Carolina State Housing Finance Agency, Ser B, RB
4.594%, 07/01/2029	90,000	90,234
		1,332,671

Ohio - 0.11%
Ohio State Housing Finance Agency, Ser B, RB
Callable 01/01/2026 @ 100
3.250%, 03/01/2046	177,328	156,394
Ohio State Housing Finance Agency, Ser B, RB
Callable 09/01/2027 @ 100
3.700%, 04/01/2040	2,326,728	2,166,005
Ohio State Housing Finance Agency, Ser C, RB
5.197%, 09/01/2028	115,000	117,404
5.157%, 03/01/2028	30,000	30,177
Ohio State Housing Finance Agency, Ser C, RB
Callable 01/01/2026 @ 100
2.900%, 09/01/2037	1,612,212	1,492,763
		3,962,743

Oregon - 0.59%
Oregon State Housing & Community Services Department, Ser C, RB
5.495%, 07/01/2028	250,000	256,657
5.445%, 01/01/2028	290,000	296,504
5.357%, 01/01/2026	120,000	120,553
5.357%, 07/01/2026	115,000	116,036
5.295%, 01/01/2027	140,000	141,724
Oregon State, Metropolitan, Ser B, GO
1.760%, 06/01/2028	570,000	531,235
Oregon State, Ser B, GO
4.963%, 05/01/2030	3,000,000	3,084,561
4.295%, 05/01/2027	430,000	431,523
4.142%, 05/01/2028	2,655,000	2,658,471
4.112%, 05/01/2027	2,500,000	2,500,053
4.037%, 05/01/2032	1,770,000	1,706,254
3.887%, 05/01/2030	700,000	686,708
3.492%, 05/01/2028	1,930,000	1,898,396
3.315%, 05/01/2027	1,000,000	985,500

The accompanying notes are an integral part of the financial statements.

48	The CCM Community Impact Bond Fund

	Principal Amount	Value
Oregon State, Ser B, GO
Callable 05/01/2027 @ 100
3.886%, 05/01/2037	$205,000	$186,033
Oregon State, Ser L, GO
1.305%, 11/01/2026	500,000	480,522
1.105%, 11/01/2025	600,000	592,168
Tri-County Metropolitan Transportation District of Oregon, Ser B, RB
1.586%, 09/01/2028	800,000	736,707
1.386%, 09/01/2027	2,990,000	2,809,670
1.200%, 09/01/2026	1,000,000	962,116
0.950%, 09/01/2025	600,000	594,768
		21,776,159

Pennsylvania - 0.33%
Commonwealth Financing Authority, Ser C, RB
2.758%, 06/01/2030	1,915,000	1,747,845
Pennsylvania State Economic Development Financing Authority, Ser 2025, RB
4.723%, 06/01/2029	365,000	367,194
Pennsylvania State Housing Finance Agency, Ser 130B, RB
2.375%, 04/01/2027	2,715,000	2,626,765
Pennsylvania State Housing Finance Agency, Ser 144B, RB
4.997%, 10/01/2028	270,000	275,423
Pennsylvania State Housing Finance Agency, Ser 145B, RB
4.884%, 10/01/2029	3,385,000	3,437,042
4.784%, 10/01/2028	2,510,000	2,544,084
Redevelopment Authority of the Philadelphia, Ser A, RB
4.867%, 09/01/2025	700,000	700,391
4.503%, 09/01/2026	560,000	560,090
		12,258,834

Rhode Island - 0.25%
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
2.700%, 10/01/2028	145,000	137,171
2.600%, 10/01/2027	145,000	139,261
2.500%, 10/01/2026	70,000	68,250
2.400%, 10/01/2025	130,000	129,069
1.696%, 10/01/2027	100,000	94,062
1.646%, 04/01/2027	175,000	166,584
1.179%, 10/01/2025	275,000	271,946
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
Callable 04/01/2029 @ 100
2.800%, 10/01/2029	95,000	88,472
Rhode Island State Housing and Mortgage Finance Corp., Ser 7, RB
5.163%, 10/01/2028	375,000	385,502
5.113%, 04/01/2028	360,000	368,635
Rhode Island State Housing and Mortgage Finance Corp., Ser 77-T, RB
3.900%, 10/01/2028	800,000	791,344
3.850%, 04/01/2028	665,000	658,765
3.800%, 10/01/2027	1,530,000	1,517,095
3.750%, 04/01/2027	360,000	357,307

The accompanying notes are an integral part of the financial statements.

49

	Principal Amount	Value
Rhode Island State Housing and Mortgage Finance Corp., Ser 78-T, RB
5.210%, 10/01/2026	$970,000	$982,436
5.160%, 04/01/2026	940,000	946,903
Rhode Island State Housing and Mortgage Finance Corp., Ser 80-T-1, RB
5.150%, 10/01/2028	60,000	61,656
5.060%, 10/01/2027	700,000	713,480
Rhode Island State Housing and Mortgage Finance Corp., Ser 81-T, RB
5.686%, 10/01/2026	195,000	198,688
Rhode Island State Housing and Mortgage Finance Corp., Ser 83-T, RB
5.031%, 10/01/2030	275,000	281,547
Rhode Island State Housing and Mortgage Finance Corp., Ser 84-T, RB
4.355%, 04/01/2031	110,000	108,585
4.355%, 10/01/2031	750,000	736,861
		9,203,619

South Dakota - 0.08%
South Dakota State Housing Development Authority, Ser 1, RB
Callable 11/01/2025 @ 100
3.500%, 11/01/2041	65,000	64,525
South Dakota State Housing Development Authority, Ser B, RB
4.798%, 05/01/2029	280,000	282,252
South Dakota State Housing Development Authority, Ser D, RB
4.482%, 11/01/2031	2,590,000	2,515,263
		2,862,040

Tennessee - 0.44%
Tennessee State Housing Development Agency, RB
5.120%, 01/01/2032	110,000	110,627
5.120%, 07/01/2032	175,000	175,279
5.010%, 07/01/2031	115,000	115,531
4.910%, 01/01/2030	100,000	100,942
4.910%, 07/01/2030	115,000	115,855
Tennessee State Housing Development Agency, RB
Callable 01/01/2033 @ 100
5.320%, 07/01/2034	65,000	64,624
5.220%, 07/01/2033	110,000	109,711
Tennessee State Housing Development Agency, Ser 1B, RB
5.236%, 07/01/2030	175,000	178,860
5.186%, 01/01/2030	200,000	204,234
5.166%, 07/01/2029	30,000	30,632
5.116%, 01/01/2029	120,000	122,292
5.101%, 01/01/2026	40,000	40,130
5.101%, 07/01/2026	105,000	105,693
5.066%, 07/01/2028	255,000	259,320
5.016%, 01/01/2028	210,000	212,908
4.960%, 01/01/2027	195,000	196,533
2.240%, 07/01/2029	310,000	281,816
2.190%, 01/01/2029	1,200,000	1,100,801

The accompanying notes are an integral part of the financial statements.

50	The CCM Community Impact Bond Fund

	Principal Amount	Value
2.120%, 07/01/2028	$270,000	$252,555
1.961%, 07/01/2027	720,000	685,894
1.911%, 01/01/2027	285,000	274,256
1.861%, 07/01/2026	505,000	491,319
1.811%, 01/01/2026	475,000	467,695
1.720%, 07/01/2025	520,000	518,784
Tennessee State Housing Development Agency, Ser 1B, RB
Callable 07/01/2029 @ 100
3.750%, 07/01/2050	1,350,000	1,313,953
2.290%, 01/01/2030	1,230,000	1,115,700
Tennessee State Housing Development Agency, Ser 1-B, RB
4.896%, 07/01/2028	270,000	273,267
4.846%, 01/01/2028	425,000	429,142
4.746%, 07/01/2027	250,000	251,604
4.696%, 01/01/2027	405,000	406,571
Tennessee State Housing Development Agency, Ser 2, RB
2.358%, 07/01/2029	1,410,000	1,299,526
2.308%, 01/01/2029	695,000	646,601
Tennessee State Housing Development Agency, Ser 2, RB
Callable 07/01/2029 @ 100
2.458%, 07/01/2030	910,000	822,283
2.408%, 01/01/2030	885,000	807,032
Tennessee State Housing Development Agency, Ser 2B, RB
5.211%, 07/01/2029	45,000	46,050
5.164%, 07/01/2028	70,000	71,292
5.134%, 01/01/2028	95,000	96,426
5.084%, 07/01/2027	185,000	187,178
5.081%, 07/01/2026	140,000	140,800
5.011%, 07/01/2031	330,000	331,492
4.981%, 01/01/2031	50,000	50,355
4.951%, 07/01/2030	670,000	676,246
4.840%, 07/01/2029	385,000	388,483
4.810%, 01/01/2029	655,000	660,953
		16,231,245

Texas - 0.41%
Austin Electric Utility System Revenue Authority, Ser A, RB
2.937%, 11/15/2028	860,000	822,730
Colony Local Development Corp., Ser A, RB
3.866%, 10/01/2028	490,000	484,607
State of Texas, Ser 2023 D, GO
5.000%, 08/01/2028	140,000	143,610
5.000%, 08/01/2029	885,000	911,824
Texas State Affordable Housing Corp., Ser A, RB
Callable 06/24/2025 @ 100
2.700%, 09/01/2041	1,030,000	772,724
Texas State Affordable Housing Corp., Ser B, RB
5.080%, 03/01/2030	45,000	45,763
4.950%, 03/01/2026	125,000	125,404
4.940%, 03/01/2029	75,000	76,007
4.870%, 03/01/2027	50,000	50,367
Texas State Department of Housing & Community Affairs, Ser B, RB
5.106%, 09/01/2029	120,000	122,296

The accompanying notes are an integral part of the financial statements.

51

	Principal Amount	Value
5.019%, 07/01/2031	$200,000	$201,300
4.989%, 01/01/2031	200,000	201,729
4.909%, 09/01/2027	75,000	75,800
4.890%, 07/01/2026	200,000	200,888
4.869%, 03/01/2027	345,000	347,663
4.836%, 07/01/2029	215,000	216,968
4.776%, 01/01/2029	175,000	176,417
4.757%, 07/01/2027	200,000	201,329
4.746%, 07/01/2028	165,000	166,296
4.727%, 01/01/2027	230,000	231,007
Texas State Department of Housing & Community Affairs, Ser C, RB
5.619%, 07/01/2025	85,000	85,065
5.380%, 07/01/2026	200,000	201,910
4.931%, 07/01/2032	275,000	273,995
4.881%, 01/01/2032	250,000	249,146
4.851%, 07/01/2031	515,000	512,947
4.781%, 01/01/2031	455,000	453,719
4.649%, 07/01/2030	365,000	364,114
4.579%, 01/01/2030	135,000	134,682
4.519%, 07/01/2029	250,000	249,415
4.499%, 01/01/2029	115,000	114,729
4.392%, 07/01/2028	320,000	319,220
4.299%, 01/01/2027	120,000	119,797
Texas State Department of Housing & Community Affairs, Ser C, RB
Callable 09/01/2026 @ 100
3.100%, 09/01/2047	230,672	213,319
Texas State Department of Housing & Community Affairs, Ser D, RB
5.077%, 09/01/2026	300,000	302,323
4.998%, 07/01/2032	1,055,000	1,051,280
4.948%, 01/01/2032	1,040,000	1,038,399
4.901%, 07/01/2031	1,010,000	1,010,364
4.851%, 07/01/2030	970,000	975,475
4.851%, 01/01/2031	995,000	996,954
4.751%, 01/01/2030	750,000	752,940
		14,994,522

Utah - 1.12%
Utah State Housing Corp., Ser A, RB
2.900%, 07/01/2029	285,000	265,736
2.850%, 01/01/2029	335,000	314,857
2.800%, 07/01/2028	305,000	288,993
2.750%, 01/01/2028	340,000	324,559
2.700%, 07/01/2027	600,000	577,268
2.650%, 01/01/2027	460,000	445,997
Utah State Housing Corp., Ser A, RB
Callable 07/01/2029 @ 101
3.875%, 01/01/2050	575,000	564,496
Utah State Housing Corp., Ser B, RB
Callable 01/01/2028 @ 100
2.690%, 01/01/2048	442,000	341,261
Utah State Housing Corp., Ser B, RB
5.847%, 07/01/2032	335,000	352,863

The accompanying notes are an integral part of the financial statements.

52	The CCM Community Impact Bond Fund

	Principal Amount	Value
5.817%, 01/01/2032	$500,000	$526,814
5.787%, 07/01/2031	465,000	489,839
5.737%, 01/01/2031	245,000	257,711
5.700%, 07/01/2030	445,000	467,507
5.650%, 01/01/2030	435,000	455,653
5.600%, 07/01/2029	275,000	287,077
5.550%, 01/01/2029	250,000	259,904
5.302%, 01/01/2028	25,000	25,644
5.289%, 01/01/2033	720,000	731,505
5.260%, 07/01/2026	125,000	126,321
5.239%, 07/01/2032	585,000	595,167
5.232%, 01/01/2027	25,000	25,381
5.076%, 01/01/2032	525,000	532,313
5.056%, 07/01/2031	300,000	304,843
5.026%, 01/01/2031	300,000	305,226
4.976%, 07/01/2030	150,000	152,726
4.828%, 01/01/2030	155,000	157,290
4.818%, 07/01/2029	250,000	253,868
4.788%, 07/01/2028	125,000	126,785
4.661%, 01/01/2028	100,000	101,038
4.631%, 07/01/2027	275,000	277,270
4.549%, 01/01/2027	5,000	5,025
Utah State Housing Corp., Ser B, RB
Callable 07/01/2032 @ 100
5.887%, 07/01/2033	310,000	324,140
5.867%, 01/01/2033	330,000	346,355
Utah State Housing Corp., Ser B, RB
Callable 01/01/2033 @ 100
5.489%, 07/01/2034	500,000	507,070
5.419%, 01/01/2034	1,480,000	1,501,358
5.339%, 07/01/2033	390,000	395,559
Utah State Housing Corp., Ser D, RB
5.194%, 07/01/2030	155,000	159,322
5.176%, 01/01/2035	885,000	875,728
5.126%, 07/01/2034	1,280,000	1,268,020
5.076%, 01/01/2034	1,000,000	991,759
4.976%, 07/01/2033	330,000	326,955
4.756%, 07/01/2032	200,000	198,141
4.656%, 07/01/2031	295,000	293,242
4.479%, 07/01/2030	755,000	752,035
4.389%, 07/01/2029	270,000	269,672
4.259%, 07/01/2028	410,000	409,759
Utah State Housing Corp., Ser E, RB
Callable 06/24/2025 @ 100
2.200%, 07/01/2041	85,000	83,985
Utah State Housing Corp., Ser F, RB
5.009%, 07/01/2030	755,000	769,791
4.959%, 01/01/2030	830,000	845,922
4.919%, 07/01/2029	805,000	820,103
4.869%, 01/01/2029	775,000	788,408
4.819%, 07/01/2028	745,000	756,616
4.789%, 01/01/2028	250,000	253,342
Utah State Housing Corp., Ser H, RB
5.154%, 01/01/2033	1,405,000	1,415,102

The accompanying notes are an integral part of the financial statements.

53

	Principal Amount	Value
5.104%, 07/01/2032	$65,000	$65,606
5.024%, 01/01/2032	670,000	676,302
4.912%, 07/01/2031	655,000	660,149
4.872%, 01/01/2031	640,000	646,332
4.822%, 07/01/2030	1,245,000	1,258,969
4.802%, 01/01/2030	610,000	617,742
4.745%, 07/01/2029	450,000	455,539
4.645%, 01/01/2029	585,000	590,873
Utah State Housing Corp., Ser H, RB
Callable 01/01/2033 @ 100
5.204%, 07/01/2033	1,425,000	1,432,770
Utah State Housing Corp., Ser J, RB
4.858%, 07/01/2032	500,000	497,423
4.798%, 01/01/2032	320,000	318,980
4.663%, 07/01/2031	450,000	447,611
4.603%, 01/01/2031	290,000	289,054
4.513%, 01/01/2030	515,000	515,461
4.513%, 07/01/2030	460,000	458,767
4.356%, 07/01/2029	215,000	214,559
4.306%, 07/01/2028	165,000	165,149
4.306%, 01/01/2029	340,000	339,593
4.292%, 07/01/2026	200,000	200,091
4.250%, 01/01/2027	300,000	300,120
4.250%, 07/01/2027	250,000	250,202
4.246%, 01/01/2028	200,000	200,037
Utah State Housing Corp., Ser J, RB
Callable 07/01/2032 @ 100
5.058%, 07/01/2034	150,000	147,801
5.008%, 01/01/2034	600,000	592,440
4.968%, 07/01/2033	1,205,000	1,193,214
4.908%, 01/01/2033	500,000	496,197
Utah State Housing Corp., Ser K, RB
Callable 06/03/2025 @ 100
4.350%, 07/01/2055 (b)	4,000,000	4,000,000
		41,324,302

Virginia - 0.27%
Virginia State Housing Development Authority, Ser A, RB
4.737%, 04/01/2029	380,000	384,759
3.250%, 08/25/2042	61,110	56,070
3.125%, 11/25/2039	388,914	339,741
3.100%, 06/25/2041	2,254,553	1,948,388
2.950%, 10/25/2049	901,564	687,227
Virginia State Housing Development Authority, Ser C, RB
4.250%, 10/25/2043	118,512	112,350
Virginia State Housing Development Authority, Ser D, RB
Callable 06/24/2025 @ 100
3.568%, 10/01/2026	2,000,000	1,975,857
Virginia State Housing Development Authority, Ser E, RB
1.519%, 06/01/2028	450,000	413,140
1.319%, 06/01/2027	500,000	470,477
0.985%, 06/01/2026	1,230,000	1,187,945
0.835%, 06/01/2025	625,000	625,000

The accompanying notes are an integral part of the financial statements.

54	The CCM Community Impact Bond Fund

	Principal Amount	Value
Virginia State Housing Development Authority, Ser F, RB
Callable 06/24/2025 @ 100
3.400%, 12/01/2026	$500,000	$492,157
Virginia State Housing Development Authority, Ser J, RB
1.690%, 11/01/2027	725,000	679,626
1.437%, 11/01/2026	400,000	383,431
1.237%, 11/01/2025	350,000	345,189
		10,101,357

Washington - 0.11%
King County Housing Authority, RB
Callable 07/19/2025 @ 100
6.375%, 12/31/2046	3,390,000	3,394,778
King County Housing Authority, Ser C, GO
1.690%, 12/01/2028	265,000	243,234
1.400%, 12/01/2026	310,000	297,259
		3,935,271

West Virginia - 0.01%
West Virginia State Housing Development Fund, Ser A, RB
3.200%, 11/01/2028	440,000	429,657

TOTAL MUNICIPAL BONDS (Cost $493,049,534)		481,198,787

CORPORATE BONDS - 12.39%
Communication Services - 2.24%
Comcast Corp.
4.65%, 02/15/2033	82,237,000	80,509,242
Verizon Communications
5.05%, 05/09/2033	2,274,000	2,274,349
		82,783,591
Consumer Discretionary - 0.66%
Bridge Housing Corp.
3.25%, 07/15/2030	5,000,000	4,545,542
Howard University
1.99%, 10/01/2025	1,000,000	985,275
J Paul Getty Trust
4.91%, 04/01/2035	1,410,000	1,392,352
National Community Renaissance of California
3.27%, 12/01/2032	7,840,000	6,643,711
Preservation of Affordable Housing
4.48%, 12/01/2032	5,100,000	4,941,254
Toyota Motor Corp.
5.12%, 07/13/2028	5,690,000	5,815,825
		24,323,959
Consumer Staples - 0.36%
Walmart
1.80%, 09/22/2031	15,336,000	13,205,410

Financials - 6.09%
American Express
4.05%, 05/03/2029	44,114,000	43,838,989
Andrew W Mellon Foundation
0.95%, 08/01/2027	20,238,000	18,861,784

The accompanying notes are an integral part of the financial statements.

55

	Principal Amount	Value
Bank of America Corp.
6.20%, SOFRRATE + 1.990%, 11/10/2028 (b)	$48,046,000	$49,755,567
Capital Impact Partners
5.70%, 07/15/2026	1,000,000	1,000,644
Century Housing Corp.
5.40%, 08/15/2025	2,000,000	2,005,053
Citibank
4.88%, SOFRRATE + 0.712%, 11/19/2027 (b)	22,825,000	22,915,898
Equitable Financial Life Global Funding
1.30%, 07/12/2026 (c)	13,949,000	13,472,419
JPMorgan Chase
6.07%, SOFRRATE + 1.330%, 10/22/2027 (b)	14,000,000	14,290,712
Local Initiatives Support Corp.
1.00%, 11/15/2025	5,000,000	4,929,444
5.35%, 06/15/2027	500,000	500,363
M&T Bank Corp.
4.83%, SOFRRATE + 0.930%, 01/16/2029 (b)	12,798,000	12,814,773
Massachusetts State Higher Education Assistance Corp.
2.67%, 07/01/2031	6,000,000	5,206,772
Metropolitan Life Global Funding I
4.40%, 06/30/2027 (c)	14,695,000	14,722,846
Toronto-Dominion Bank
5.26%, 12/11/2026	7,539,000	7,623,597
USAA Capital Corp.
2.13%, 05/01/2030 (c)	14,399,000	12,970,953
		224,909,814
Government-Related - 0.08%
Europe Development Bank
3.00%, 06/16/2025	3,000,000	2,998,300

Information Technology - 0.58%
salesforce.com
1.50%, 07/15/2028	23,297,000	21,504,148

Real Estate - 2.38%
ERP Operating
4.15%, 12/01/2028	1,000,000	991,874
Prologis
1.25%, 10/15/2030	53,216,000	44,951,155
4.63%, 01/15/2033	42,672,000	41,751,452
		87,694,481

TOTAL CORPORATE BONDS (Cost $466,107,756)		457,419,703

U.S. TREASURY OBLIGATIONS - 9.78%
U.S. Treasury Notes
4.88%, 10/31/2030	8,793,000	9,154,337
4.63%, 05/31/2031	15,193,000	15,628,612
4.63%, 02/15/2035	59,600,000	60,745,438
4.50%, 11/15/2033	9,000,000	9,136,406
4.38%, 12/31/2029	16,940,000	17,241,744
4.38%, 11/30/2030	5,000,000	5,085,547
4.38%, 01/31/2032	8,000,000	8,106,250
4.25%, 12/31/2026	19,000,000	19,072,734

The accompanying notes are an integral part of the financial statements.

56	The CCM Community Impact Bond Fund

	Principal Amount	Value
4.25%, 01/31/2030	$7,221,000	$7,312,391
4.25%, 02/28/2031	4,622,000	4,668,581
4.13%, 11/15/2027	52,000,000	52,288,437
4.13%, 07/31/2031	11,580,000	11,598,998
4.13%, 03/31/2032	5,945,000	5,934,782
4.00%, 12/15/2027	16,000,000	16,052,500
4.00%, 01/31/2031	7,935,000	7,918,262
4.00%, 04/30/2032	20,685,000	20,487,846
3.88%, 04/30/2030	81,795,000	81,488,269
3.88%, 08/15/2033	5,674,000	5,520,625
3.50%, 01/31/2030	3,750,000	3,677,344

TOTAL U.S. TREASURY OBLIGATIONS (Cost $361,824,037)		361,119,103

ASSET-BACKED SECURITIES - 3.30%
Auto - 0.08%
Tricolor Auto Securitization Trust
6.61%, 10/15/2027 (c)	518,535	520,419
6.36%, 12/15/2027 (c)	534,984	536,652
5.22%, 06/15/2028 (c)	1,797,446	1,794,835
		2,851,906

Other Asset-Backed Securities - 3.22%
Dividend Solar Loans
3.67%, 08/22/2039 (c)	2,682,761	2,393,682

GoodLeap Sustainable Home Solutions Trust
6.50%, 07/20/2055 (c)	2,286,366	2,122,609
2.70%, 01/20/2049 (c)	1,704,371	1,363,557
2.10%, 05/20/2048 (c)	6,171,642	4,596,242
1.93%, 07/20/2048 (c)	4,865,239	3,870,968
		11,953,376
Loanpal Solar Loan
2.47%, 12/20/2047 (c)	1,778,946	1,468,834
2.29%, 01/20/2048 (c)	6,122,952	4,921,725
2.22%, 03/20/2048 (c)	2,871,493	2,198,529
		8,589,088
Mill City Solar Loan
4.34%, 03/20/2043 (c)	4,788,194	4,340,010
3.69%, 07/20/2043 (c)	1,431,801	1,205,661
		5,545,671
Mosaic Solar Loan Trust
6.10%, 06/20/2053 (c)	2,591,502	2,494,400
5.50%, 09/20/2049 (c)	1,212,274	1,158,434
4.45%, 06/20/2042 (c)	700,483	666,813
4.38%, 01/21/2053 (c)	1,255,317	1,154,745
4.20%, 02/22/2044 (c)	6,483,209	5,983,372
4.01%, 06/22/2043 (c)	1,649,930	1,557,139
3.82%, 06/22/2043 (c)	2,411,584	2,263,654
2.64%, 01/20/2053 (c)	3,564,022	2,994,226
2.10%, 04/20/2046 (c)	1,828,329	1,645,013
1.64%, 04/22/2047 (c)	6,924,307	5,446,827
1.51%, 12/20/2046 (c)	3,850,140	3,303,137
1.44%, 08/20/2046 (c)	2,764,349	2,395,229

The accompanying notes are an integral part of the financial statements.

57

	Principal Amount	Value
1.44%, 06/20/2052 (c)	$5,133,173	$4,032,197
		35,095,186
Oportun Issuance Trust
6.33%, 04/08/2031 (c)	79,625	79,639
5.86%, 02/09/2032 (c)	984,402	985,771
2.18%, 10/08/2031 (c)	6,228,673	6,095,560
1.47%, 05/08/2031 (c)	2,735,210	2,674,405
		9,835,375
Sunnova Helios II
1.62%, 07/20/2048 (c)	10,511,459	8,837,687

Sunnova Helios IV
2.98%, 06/20/2047 (c)	2,206,381	1,924,499

Sunnova Helios V
1.80%, 02/20/2048 (c)	2,026,685	1,540,645

Sunnova Helios XI Issuer
5.30%, 05/20/2050 (c)	6,718,961	6,945,082

Sunnova Helios XII Issuer
5.30%, 08/22/2050 (c)	8,121,440	8,320,348

Sunnova Hestia I Issuer
5.75%, 12/20/2050 (c)	11,905,474	11,900,731

Sunnova Sol IV
2.79%, 02/22/2049 (c)	6,544,703	6,041,102

		118,922,472

TOTAL ASSET-BACKED SECURITIES (Cost $135,327,157)		121,774,378

NON-AGENCY CMBS - 0.39%
BX Commercial Mortgage Trust
5.32%, TSFR1M + 0.990%, 01/17/2039 (b) (c)	14,550,000	14,485,186

TOTAL NON-AGENCY CMBS (Cost $14,515,321)		14,485,186

	Shares
SHORT-TERM INVESTMENTS - 1.22%
Bank Deposit - 0.63%
TriState Capital, 4.53%, (d)	23,265,180	23,265,180

Money Market Fund - 0.59%
First American Government Obligations Fund, Cl X, 4.23%, (d)	21,605,820	21,605,820

TOTAL SHORT-TERM INVESTMENTS (Cost $44,870,988)		44,871,000

Total Investments (Cost $3,918,940,385) - 99.80%		$3,683,785,927
Other Assets Exceeding Liabilities, Net - 0.20%		7,408,406
NET ASSETS - 100.00%		$3,691,194,333

The accompanying notes are an integral part of the financial statements.

58	The CCM Community Impact Bond Fund

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions, by using a formula based on the rates of underlying loans, or by adjusting periodically based on prevailing interest rates.

(c)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2025, these securities amounted to $177,425,782, which represents 4.81% of total net assets.

(d)	The rate shown is the 7-day effective yield as of May 31, 2025.

Cl — Class
CMBS — Commercial Mortgage-Backed Securities
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA— Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FHMS — Federal Housing Offered Guaranteed Certificates Series
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
GO — General Obligation
HUD — Housing and Urban Development
PRIME — Prime Rate
RB — Revenue Bond
Ser — Series
SOFR30A — 30-Day Average Secured Overnight Finance Rate (SOFR)
SOFRRATE — U.S. Secured Overnight Finance Rate
TA — Tax Allocation
TSFR1M — Term Secured Overnight Finance Rate 1-Month

The accompanying notes are an integral part of the financial statements.

59

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at May 31, 2025:
Assets	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$—	$2,198,180,703	$4,737,067		$2,202,917,770
Municipal Bonds	—	481,198,787	—		481,198,787
Corporate Bonds	—	457,419,703	—		457,419,703
U.S. Treasury Obligations	—	361,119,103	—		361,119,103
Asset-Backed Securities	—	121,774,378	—		121,774,378
Non-Agency CMBS	—	14,485,186	—		14,485,186
Short-Term Investments	44,871,000	—	—		44,871,000
Total Investments in Securities	$44,871,000	$3,634,177,860	$4,737,067	*	$3,683,785,927

*

Represents securities valued at fair value as determined by the Community Capital Management, LLC in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2024	$5,083,766
Accrued discounts/premiums	(471)
Realized gain/(loss)	(3,936)
Change in unrealized appreciation/(depreciation)	(168,085)
Purchases	—
Sales	(174,207)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of May 31, 2025	$4,737,067
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(168,085)

The accompanying notes are an integral part of the financial statements.

60	The CCM Community Impact Bond Fund

Statement of Assets and Liabilities as of May 31, 2025

Assets:
Investments, at fair value (identified cost — $3,918,940,385)	$3,683,785,927
Receivables:
Interest	20,365,001
Capital shares sold	7,057,702
Investment securities sold	6,643
Prepaid expenses	130,233
Total Assets	$3,711,345,506
Liabilities:
Payables:
Investment securities purchased	$10,433,432
Capital shares redeemed	4,068,558
Distributions to Shareholders	3,678,646
Investment advisory fees	899,167
Distribution fees - CRA Shares	259,947
Special administrative service fees - CRA Shares	207,960
Administration fees	132,177
Chief Compliance Officer fees	10,000
Trustees' fees	6,544
Distribution fees - Retail Shares	4,855
Shareholder servicing fees - Retail Shares	2,822
Other accrued expenses	447,065
Total Liabilities	$20,151,173
Net Assets:	$3,691,194,333
Net Assets consist of:
Paid-in capital	$4,124,985,407
Total Accumulated Losses	(433,791,074)
Net Assets	$3,691,194,333
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 137,992,181 shares outstanding)	$1,303,001,627
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 249,571,668 shares outstanding)	$2,353,283,275
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 3,703,260 shares outstanding)	$34,909,431
Net Asset Value, offering and redemption price per share — CRA Shares	$9.44
Net Asset Value, offering and redemption price per share — Institutional Shares	$9.43
Net Asset Value, offering and redemption price per share — Retail Shares	$9.43

The accompanying notes are an integral part of the financial statements.

61

Statement of Operations for the fiscal year ended May 31, 2025

Investment Income:
Interest	$136,325,631
Dividends	2,098,654
Total investment income	138,424,285
Expenses:
Investment advisory fees	10,815,514
Distribution fees — CRA Shares	2,978,775
Distribution fees — Retail Shares	91,724
Special administrative services fees — CRA Shares	2,383,036
Accounting and administration fees	1,652,638
Trustees' fees	579,845
Chief Compliance Officer fees	281,865
Shareholder servicing fees — Retail Shares	36,689
Professional fees	426,274
Custodian fees	368,082
Transfer agent fees	251,154
Insurance expense	249,918
Registration and filing expenses	118,323
Printing fees	90,261
Other	403,371
Total expenses	20,727,469
Net investment income	117,696,816
Realized (loss) on:
Investments	(13,058,263)
Net realized loss	(13,058,263)
Unrealized appreciation (depreciation):
Investments	85,469,966
Net change in unrealized appreciation (depreciation)	85,469,966
Net realized and unrealized gain on investments	72,411,703
Net increase in net assets resulting from operations:	$190,108,519

The accompanying notes are an integral part of the financial statements.

62	The CCM Community Impact Bond Fund

Statements of Changes in Net Assets

	For the Fiscal Year Ended May 31, 2025	For the Fiscal Year Ended May 31, 2024
Operations:
Net investment income	$117,696,816	$98,769,354
Net realized loss	(13,058,263)	(40,383,002)
Net change in unrealized appreciation (depreciation)	85,469,966	(11,929,551)
Net increase in net assets resulting from operations	190,108,519	46,456,801
Distributions to Shareholders
CRA Shares	(35,720,409)	(31,436,413)
Institutional Shares	(81,316,946)	(67,373,443)
Retail Shares	(1,123,392)	(1,152,805)
Total distributions	(118,160,747)	(99,962,661)
Capital share transactions:
CRA Shares
Shares issued	148,337,433	19,008,563
Shares reinvested	9,068,277	8,092,262
Shares redeemed	(22,647,966)	(65,041,708)
Net increase (decrease)	134,757,744	(37,940,883)
Institutional Shares
Shares issued	587,092,082	746,821,066
Shares reinvested	67,464,205	54,656,633
Shares redeemed	(585,116,491)	(547,190,776)
Net increase	69,439,796	254,286,923
Retail Shares
Shares issued	10,631,604	11,262,825
Shares reinvested	1,040,604	1,077,301
Shares redeemed	(15,585,003)	(16,295,542)
Net decrease	(3,912,795)	(3,955,416)
Increase in net assets from capital share transactions	200,284,745	212,390,624
Increase in net assets	272,232,517	158,884,764
Net Assets:
Beginning of year	3,418,961,816	3,260,077,052
End of year	$3,691,194,333	$3,418,961,816

The accompanying notes are an integral part of the financial statements.

63

Share Transactions:	For the Fiscal Year Ended May 31, 2025	For the Fiscal Year Ended May 31, 2024
CRA Shares
Shares issued	15,734,740	2,035,135
Shares reinvested	957,941	875,515
Shares redeemed	(2,406,188)	(6,989,170)
Increase (decrease) in shares	14,286,493	(4,078,520)
CRA Shares outstanding at beginning of year	123,705,688	127,784,208
CRA Shares at end of year	137,992,181	123,705,688
Institutional Shares
Shares issued	62,207,285	80,604,497
Shares reinvested	7,136,417	5,920,719
Shares redeemed	(61,813,901)	(59,295,630)
Increase in shares	7,529,801	27,229,586
Institutional Shares outstanding at beginning of year	242,041,867	214,812,281
Institutional Shares at end of year	249,571,668	242,041,867
Retail Shares
Shares issued	1,124,430	1,219,182
Shares reinvested	110,083	116,785
Shares redeemed	(1,648,068)	(1,764,963)
Decrease in shares	(413,555)	(428,996)
Retail Shares outstanding at beginning of year	4,116,815	4,545,811
Retail Shares at end of year	3,703,260	4,116,815

The accompanying notes are an integral part of the financial statements.

64	The CCM Community Impact Bond Fund

Financial Highlights - Per share data (for a share outstanding throughout each year)

CRA Shares
	For the Fiscal Year Ended May 31, 2025	For the Fiscal Year Ended May 31, 2024	For the Fiscal Year Ended May 31, 2023	For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021
Net Asset Value, Beginning of Year	$9.25	$9.40	$9.83	$10.70	$10.86
Investment Operations: Net investment income(a)	0.28	0.25	0.19	0.09	0.13
Net realized and unrealized gain (loss) on investments	0.19	(0.15)	(0.43)	(0.84)	(0.12)
Total from investment operations	0.47	0.10	(0.24)	(0.75)	0.01
Distributions from:
Net investment income	(0.28)	(0.25)	(0.19)	(0.12)	(0.17)
Total distributions	(0.28)	(0.25)	(0.19)	(0.12)	(0.17)
Net Asset Value, End of Year	$9.44	$9.25	$9.40	$9.83	$10.70
Total return	5.13%	1.15%	(2.41)%	(7.10)%	(0.01)%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$1,303,002	$1,144,589	$1,201,110	$1,315,646	$1,444,440
Ratio of expenses to average net assets	0.87%	0.87%	0.89%	0.88%	0.90%
Ratio of net investment income to average net assets	2.96%	2.72%	1.95%	0.85%	1.17%
Portfolio turnover rate	28%	32%	42%	55%	49%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

65

Financial Highlights - Per share data (for a share outstanding throughout each year)

Institutional Shares
	For the Fiscal Year Ended May 31, 2025	For the Fiscal Year Ended May 31, 2024	For the Fiscal Year Ended May 31, 2023	For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021
Net Asset Value, Beginning of Year	$9.24	$9.39	$9.82	$10.69	$10.85
Investment Operations: Net investment income(a)	0.32	0.29	0.23	0.14	0.17
Net realized and unrealized gain (loss) on investments	0.19	(0.14)	(0.42)	(0.85)	(0.11)
Total from investment operations	0.51	0.15	(0.19)	(0.71)	0.06
Distributions from:
Net investment income	(0.32)	(0.30)	(0.24)	(0.16)	(0.22)
Total distributions	(0.32)	(0.30)	(0.24)	(0.16)	(0.22)
Net Asset Value, End of Year	$9.43	$9.24	$9.39	$9.82	$10.69
Total return	5.61%	1.61%	(1.97)%	(6.69)%	0.45%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$2,353,283	$2,236,344	$2,016,310	$1,892,894	$1,528,900
Ratio of expenses to average net assets	0.42%	0.42%	0.44%	0.43%	0.45%
Ratio of net investment income to average net assets	3.41%	3.17%	2.41%	1.31%	1.60%
Portfolio turnover rate	28%	32%	42%	55%	49%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

66	The CCM Community Impact Bond Fund

Financial Highlights - Per share data (for a share outstanding throughout each year)

Retail Shares
	For the Fiscal Year Ended May 31, 2025	For the Fiscal Year Ended May 31, 2024	For the Fiscal Year Ended May 31, 2023	For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021
Net Asset Value, Beginning of Year	$9.24	$9.38	$9.82	$10.68	$10.85
Investment Operations: Net investment income(a)	0.29	0.26	0.19	0.10	0.14
Net realized and unrealized gain (loss) on investments	0.19	(0.14)	(0.43)	(0.83)	(0.13)
Total from investment operations	0.48	0.12	(0.24)	(0.73)	0.01
Distributions from:
Net investment income	(0.29)	(0.26)	(0.20)	(0.13)	(0.18)
Total distributions	(0.29)	(0.26)	(0.20)	(0.13)	(0.18)
Net Asset Value, End of Year	$9.43	$9.24	$9.38	$9.82	$10.68
Total return	5.24%	1.36%	(2.42)%	(6.93)%	0.00%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$34,909	$38,028	$42,657	$49,919	$61,200
Ratio of expenses to average net assets	0.77%	0.77%	0.79%	0.78%	0.80%
Ratio of net investment income to average net assets	3.06%	2.81%	2.04%	0.95%	1.27%
Portfolio turnover rate	28%	32%	42%	55%	49%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

67

Notes to Financial Statements May 31, 2025

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The CCM Community Impact Bond Fund (the “Fund”) is currently the only series of the Trust. The financial statements herein are those of the Fund. The Fund is a diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, (collectively, the “Shares”), which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, LLC (the “Advisor”) is the Fund’s investment advisor. The assets of each series within the Trust, if any, are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. The Fund’s portfolio securities are priced based on the market value of those securities when market quotations for those securities are readily available. Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Advisor, as the Trust's valuation designee, subject to the oversight of the Trust’s Board of Trustees. The Advisor, as the Fund's valuation designee, must use its business judgment in determining when a price for a particular security is not "readily available." In making this determination, the Advisor may consider all relevant factors, which may include, among other things: (i) a pricing service or quoting dealer no longer provides prices, or data is otherwise missing with respect to a particular security priced by that service or dealer; (ii) a price obtained from a pricing service is plainly in error; (iii) there is no market quotation available because the security is restricted or not actively traded; (iv) the security is "when-issued" or to be announced and the price is not available until the security has been "issued"; (v) the security's price includes a component for dividends or interest income accrued; (vi) prices obtained from a service regularly display unacceptable deviations from actual transactions in similar securities; (vii) the Advisor determines that matrix pricing provides a more accurate valuation; (viii) spreads between bids and asked prices are so large as to render them

68	The CCM Community Impact Bond Fund

questionable; or (ix) a significant event occurs after the close of trading on a market in which a portfolio security trades and before the Fund's valuation time.

The use of fair valuation involves the risk that the values used by the Advisor to price the Fund’s investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same instruments.

Debt securities are valued by market bid quotation or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Discounts or premiums on debt securities are amortized to income over their prospective lives, using the effective interest method.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of sixty (60) days or less at the time of acquisition, are valued at the evaluated price supplied by an independent pricing service.

Independent pricing services may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from an independent pricing service, the securities will be priced by the Advisor, as valuation designee, using the fair valuation procedures described below.

Debt securities with a remaining maturity of more than sixty (60) days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities. If the validity of quotations appears to be unreliable or if the number of quotations indicates a thin market, then further consideration should be given to whether market quotations are readily available.

The value of agency commercial mortgage-backed securities and single family mortgage-backed securities may be determined by quotations from market makers, quotations with respect to similar securities, and matrix pricing. The value of asset-backed securities, municipal bonds, and corporate bonds may be determined by quotations from market makers, quotations with respect to similar securities and matrix pricing.

At May 31, 2025, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $4,737,067.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid

69

to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of May 31, 2025. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at May 31, 2025	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Project Loans	$4,737,067	Matrix Pricing	Structure Average Life Years Spread to Benchmark

Both securities are out of lockout. 1 with a maturity in 5 months. The remaining FHA Security has a remaining 1% Prepayment Penalty Premium until maturity (9/1/2050).

0.42 - 15.78 (8.1) Years

J+225 - J+235 (J+230)

70	The CCM Community Impact Bond Fund

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the Statement of Operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (the "IRC") applicable to regulated investment companies and to distribute substantially

71

all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Fund’s U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

72	The CCM Community Impact Bond Fund

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2025 were as follows:

	Shares	Amount
CRA Shares
Shares issued	15,734,740	$148,337,433
Shares reinvested	957,941	9,068,277
Shares redeemed	(2,406,188)	(22,647,966)
Net Increase	14,286,493	$134,757,744
Institutional Shares
Shares issued	62,207,285	$587,092,082
Shares reinvested	7,136,417	67,464,205
Shares redeemed	(61,813,901)	(585,116,491)
Net Increase	7,529,801	$69,439,796
Retail Shares
Shares issued	1,124,430	$10,631,604
Shares reinvested	110,083	1,040,604
Shares redeemed	(1,648,068)	(15,585,003)
Net Decrease	(413,555)	$(3,912,795)

73

Transactions in shares of the Fund for the fiscal year ended May 31, 2024 were as follows:

	Shares	Amount
CRA Shares
Shares issued	2,035,135	$19,008,563
Shares reinvested	875,515	8,092,262
Shares redeemed	(6,989,170)	(65,041,708)
Net Decrease	(4,078,520)	$(37,940,883)
Institutional Shares
Shares issued	80,604,497	$746,821,066
Shares reinvested	5,920,719	54,656,633
Shares redeemed	(59,295,630)	(547,190,776)
Net Increase	27,229,586	$254,286,923
Retail Shares
Shares issued	1,219,182	$11,262,825
Shares reinvested	116,785	1,077,301
Shares redeemed	(1,764,963)	(16,295,542)
Net Decrease	(428,996)	$(3,955,416)

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the fiscal year ended May 31, 2025, were as follows:

Purchases:
U.S. Government	$943,061,244
Other	265,199,990
Sales and Maturities:
U.S. Government	$764,435,575
Other	223,552,095

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the

74	The CCM Community Impact Bond Fund

Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2025, the Fund paid $10,815,514 to the Advisor.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Trust. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily NAV of the CRA Shares held by such financial institutions. For the fiscal year ended May 31, 2025, the Advisor was entitled to receive fees of $2,383,036 pursuant to the Special Administrative Services Agreement.

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act with respect to the CRA Shares and Retail Shares, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the fiscal year ended May 31, 2025, the Fund incurred distribution expenses of $2,978,775 and $91,724 with respect to CRA Shares and Retail Shares, respectively.

The Trust has adopted a Services Plan with respect to the Fund’s Retail Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily NAV of the Retail Shares beneficially owned by such customers. The Trust will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2025. For the fiscal year ended May 31, 2025, the Fund incurred expenses under the Services Plan of $36,689.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2025 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. If at any time the Fund's total annualized expenses (excluding acquired Fund fees and expenses) exceed the respective limitation noted above, the Advisor may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Advisor, provided

75

such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement. There were no fees waived by the Advisor during the fiscal year ended May 31, 2025. As of May 31, 2025, there were no previously waived fees subject to recoupment by the Advisor.

The President, Treasurer, Chief Compliance Officer and certain other officers of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the IRC for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, and undistributed earnings (accumulated losses), in the period that the differences arise. Permanent differences are primarily attributable to paydowns. None of these permanent differences necessitate a charge to the paid in capital account.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2025	Fiscal Year Ended May 31, 2024
Distributions declared from:
Ordinary income	$118,160,747	$99,962,661
Total Distributions	$118,160,747	$99,962,661

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2025, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income	$4,856,777
Capital loss carryforwards	(197,844,527)
Other temporary differences	(4,877,162)
Unrealized depreciation, net	(235,926,162)
Accumulated losses, net	$(433,791,074)

76	The CCM Community Impact Bond Fund

As of May 31, 2025, the Fund had post-enactment capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$59,590,954	$138,253,573	$197,844,527

For Federal income tax purposes, the difference between Federal tax cost and book cost is due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

At May 31, 2025, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$3,919,712,089
Gross unrealized appreciation	11,991,691
Gross unrealized depreciation	(247,917,853)
Net depreciation on investments	$(235,926,162)

Note 6 – CONCENTRATION/RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans, certain state municipal bonds and U.S. government mortgage-backed obligations. Investments in these issues could represent a concentration of credit risk.

Asset-Back Securities Risk: Asset-backed securities represent interests in pools of assets such as mortgages, commercial or consumer loans, or receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. Government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Those asset-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Corporate Debt Securities Risk: Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. As with all debt securities, the market value of a corporate debt security generally reacts inversely to interest

77

rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

Counterparty Risk: Counterparty risk is the risk that an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security.

CRA-Qualifying Investments Strategy Risk: The Advisor believes that at least 51% of the Fund’s investments will be deemed qualified investments under the Community Reinvestment Act of 1977, as amended (the “CRA”), and will cause financial institutions to receive CRA consideration with respect to shares of the Fund owned by them. However, there is no guarantee that an investor will receive CRA credit for an investment in the Fund. The Fund’s goal of holding debt securities and other debt instruments that will allow shares of the Fund to be deemed qualified under the CRA will cause the Advisor to take this factor into account in determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund’s investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its Shares of the Fund, or if investments that have been explicitly earmarked for CRA-qualifying purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

Credit Risk: The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

Extension Risk: Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will suffer from the inability to invest in higher yielding securities.

Fixed Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities

78	The CCM Community Impact Bond Fund

will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s Shares will be to changes in interest rates.

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. A low or negative interest rate environment could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a decline in the Fund’s Share price. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and the Fund’s Share price. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

Investment Company Risk: Investment company risk includes the risks of investing indirectly in affiliated and unaffiliated investment companies, including closed-end funds and exchange-traded funds, through your investment in the Fund. Investors will incur a proportionate share of the expenses of the investment company in which the Fund invests (including operating expenses and management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests in such investment company.

Impact Investing Risk: The Fund intends to invest in bonds in which the Advisor has a high degree of confidence that the use of, or intent of, proceeds will result in positive environmental and/or social outcomes as defined by one or more Impact Themes or that the issuing entity supports one or more of our Impact Themes. The Advisor may select or exclude bonds of issuers in certain industries, sectors or regions for reasons other than the issuer's investment performance. Therefore, the Fund's impact investment strategy could cause it to perform differently compared to funds that do not have such a strategy. Investors may differ in their views of what constitutes an impactful investment. As a result, the Fund may invest in bonds that do not reflect the beliefs and values of any particular investor.

Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a nationally recognized statistical ratings organization (“NRSRO”) to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and may share certain speculative characteristics with non-investment-grade securities.

79

Large Shareholder Transaction Risk: The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of Shares of the Fund. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. Similarly, large purchases of the Fund’s Shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Municipal Securities Risk: Municipal securities risk is the risk that municipal securities may be subject to credit/default risk, interest rate risk, liquidity risk and certain additional risks. The Fund may be more sensitive to adverse economic, business, political or public health developments if it invests its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices.

Prepayment Risk: Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund’s yield may be affected by reinvestment of prepayments at lower rates than the original investment.

Regulatory Risk: Changes in laws, regulations or the interpretation of laws and regulations could pose risks to the successful realization of the Fund’s investment objective. On February 1, 2024, the federal bank supervisory agencies published a final rule in the Federal Register which substantially revised the CRA regulations (the “Final Rule”). Most of the provisions under the Final Rule, including those pertaining to the eligibility of qualified investments for CRA consideration, have a stated applicability date of January 1, 2026. The Final Rule was legally challenged by banking associations and others on February 5, 2024 in the U.S. District Court for the Northern District of Texas. The District Court granted an injunction on March 29, 2024, which stayed implementation of the Final Rule day-for-day for each day that the injunction remains in place. The supervisory agencies

80	The CCM Community Impact Bond Fund

appealed the injunction on July 18, 2024. The timeline for the resolution of the litigation and the duration of the injunction is uncertain. It is not known what changes, if any, will be made to the Final Rule as a result of the litigation or how any possible changes may impact the Fund.

CRA regulations play an important part in influencing the readiness and capacities of financial institutions to originate CRA-qualifying securities. Changes in CRA regulation might impact Fund operations and might pose a risk to the successful realization of the Fund’s investment objective. In addition, any premiums paid for securities receiving CRA consideration may result in reduced yields or returns to the Fund.

U.S. Government Securities Risk: Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury.

Note 7 – RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, FASB issued Accounting Standards Update ASU 2023-09, Income Taxes (Topic 740) ("ASU 2023-09") Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund's Advisor acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective strategy which is executed by the

81

Fund's portfolio managers as a team. The financial information in the form of the Fund's schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "total assets" and significant segment expenses are listed on the accompanying Statement of Operations.

Note 8 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

82	The CCM Community Impact Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of CCM Community Impact Bond Fund and the Board of Trustees of Community Capital Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of CCM Community Impact Bond Fund (the “Fund”), one of the funds constituting Community Capital Trust, including the schedule of investments, as of May 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2025,

83

by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Philadelphia, Pennsylvania

July 22, 2025

We have served as the auditor of one or more Community Capital Trust investment companies since 2019.

84	The CCM Community Impact Bond Fund

May 31, 2025

Proxy Policies (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the website at http://funddocs.filepoint.com/ccmcib/.

Quarterly Filings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters or as an exhibit to its reports on Form N-PORT within 60 days after the end of the period. The Fund’s N-PORT (and its predecessor form, Form N-Q) reports are available on the SEC’s website at http://www.sec.gov.

Notice to Shareholders (Unaudited)

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying Dividend Income(1)	Qualifying Business Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)
0.00%	100.00%	100.00%	0.00%	0.00%	7.13%	98.49%	0.00%

(1)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(2)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of "Short-Term Capital Gain Dividends" and is reflected as a percentage of short-term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

85

Other Information (Form N-CSR Items 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At the regular quarterly meeting of the Board of Trustees (the “Board”) held on May 1, 2025 (the “Meeting”), the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the continuation of the investment management agreement between Community Capital Management, LLC (“CCM”) and CCM Community Impact Bond Fund (the “Fund”) (the “Investment Management Agreement”).

In advance of the Meeting, the Independent Trustees requested and received materials from CCM to assist them in considering the approval of the Investment Management Agreement. Among other things, the Board reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Investment Management Agreement. Nor are the items described herein all-encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with management of CCM. The Independent Trustees then met separately with their independent counsel for a full review of the materials. Following these sessions, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by CCM to the Fund under the Investment Management Agreement, including portfolio management services. The Board also reviewed and considered the nature and extent of the non-advisory services provided by CCM, including, among other things, providing office facilities, equipment and personnel. The Board also noted that CCM

86	The CCM Community Impact Bond Fund

provides extensive CRA research and documentation to the holders of the Fund’s CRA Shares. The Board reviewed and considered the qualifications of the key personnel of CCM who provide the services to the Fund. The Board also considered CCM’s compliance policies and procedures. The Board concluded that the overall quality of the services provided by CCM was satisfactory.

Performance

The Board considered the investment performance of CCM with respect to the Fund. The Board considered the performance of the Fund, noting that each share class of the Fund had outperformed the median of its peer group (the “Peer Group”), as determined by FUSE Research Network, LLC (“FUSE”), an independent third-party, for the one-year and three-year periods ended March 31, 2025 and underperformed the median of the Peer Group for the five-year and ten-year periods ended March 31, 2025.

Fees and Expenses

The Board reviewed the advisory fee rates and total expense ratio of each class of the Fund. The Board compared the advisory fee and total expense ratio for the Fund with various comparative data, including a report from FUSE comparing the Fund’s expenses to the Peer Group.

The Board noted that the Fund’s gross advisory fee and total net expense ratio for each share class was below the median of the Peer Group, other than the Fund’s CRA Shares, due to the additional Special Administrative Services Fee paid to CCM for the CRA-related administrative services provided to financial institution holders of the Fund’s CRA Shares. The Board concluded that the advisory fees paid by the Fund and total expense ratios were reasonable and satisfactory in light of the services provided.

Economies of Scale

The Board reviewed the structure of the Fund’s advisory fee under the Investment Management Agreement. The Board considered that CCM continued to monitor whether the Fund’s current fee level reflect economies of scale and concluded that the fees were reasonable and satisfactory in light of the services provided.

Profitability of CCM

The Board considered and reviewed information concerning the costs incurred and profits realized by CCM from its relationship with the Fund. The Board also reviewed CCM’s financial condition. The Board determined that the advisory fees and the compensation paid to CCM were reasonable and its financial condition was adequate.

Ancillary Benefits and Other Factors

The Board also discussed other benefits to be received by CCM from its management of the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits to CCM.

87

General Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve the continuance of the Investment Management Agreement.

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Apex Fund Services

Three Canal Plaza, Group Floor

Portland, ME 04101

Legal Counsel:

Faegre Drinker Biddle & Reath LLP

320 South Canal Street

Suite 3300

Chicago, IL 60606

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the

Board of Trustees

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

Mirian Saez, Trustee

Robert Dickerson, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

261 North University Drive ■ Suite 520 ■ Fort Lauderdale, FL 33324

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)	There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Items 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Items 19. Exhibits.

(a)(1)	Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR & 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR & 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)*	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan,
Date: August 7, 2025	Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan,
Date: August 7, 2025	Principal Executive Officer

By (Signature and Title)*	/s/ James H. Malone
James H. Malone,
Date: August 7, 2025	Principal Financial Officer

*	Print the name and title of each signing officer under his or her signature.